As filed with the Securities and Exchange Commission
on May 15, 2009
1933 Act File No. 333-126293
1940 Act File No. 811-21779

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       ☑
PRE-EFFECTIVE AMENDMENT NO.               ☐
POST-EFFECTIVE AMENDMENT NO. 24            ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       ☑
AMENDMENT NO. 26            ☑
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK FUNDS II
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 663-2844
THOMAS M. KINZLER
601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
NAME AND ADDRESS (OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ
K & L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on ☐ pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☑	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485 If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

John Hancock
Technical Opportunities Fund

PROSPECTUS 7–31–09

▶ CLASS A SHARES

The information in this prospectus is incomplete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities, and we are not soliciting to buy these securities, in any state where the offer or sale is not permitted.

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

2	Technical Opportunities Fund

5	Risks of investing

9	Who’s who

11	Financial highlights

12	Investing in Class A shares

12	How sales charges are calculated

13	Sales charge reductions and waivers

14	Opening an account

15	Buying shares

16	Selling shares

18	Transaction policies

20	Dividends and account policies

20	Additional investor services

22	Appendix

For more information See back cover

 Fund summary

John Hancock

Technical Opportunities Fund

Day-to-day investment management: Wellington Management Company, LLP

Class / Ticker      A / --

Goal and strategy

To seek long-term capital appreciation.

When the subadviser determines that its technical criteria are attractive, the fund will invest in equity and equity-related securities of companies located throughout the world, including the United States and emerging countries, and denominated in any currency. There is no limit on the amount the fund may invest in securities of companies domiciled outside the U.S. The subadviser employs an unconstrained investment approach driven by technical analysis. The technical indicators that the subadviser may consider include, but are not limited to, price, volume, momentum, relative strength, sector/group strength and moving averages.

In choosing prospective investments for the fund, the subadviser utilizes technical analyses to identify a universe of securities for investment consideration. The subadviser then utilizes technical analysis, and as appropriate, quantitative and fundamental inputs, to select securities for the fund’s portfolio.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. While the number of securities will vary over time, the fund typically will not exceed 60 positions and can hold significantly fewer positions.

The subadviser employs an unconstrained investment approach, and, as a result, the fund may concentrate its assets significantly in specific market capitalization ranges, industries, sectors, regions and countries. For example, there may be little or no exposure to industries with poor technical characteristics and high concentrations in industries that the subadviser deems to be attractive, thus, the fund may at times be very concentrated in one or more industries.

The fund may invest in cash and other liquid short-term fixed income securities within a wide range (0%-100% of net assets) when the subadviser believes that the fund could benefit from maintaining a higher cash exposure, including for temporary defensive purposes. The fund may also participate in initial public offerings (IPOs) based on favorable dynamics in the current IPO environment and observed technical strength among an IPO’s peers.

For the purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include, but are not limited to, options and futures contracts. The fund’s investment process is expected to result in extremely high portfolio turnover ratio and increased trading expenses.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led the United States government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its goal.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5.

Active management risk The manager’s investment strategy may fail to produce the intended result.

Equity securities risk Equity securities include common, preferred and convertible preferred stocks and other securities, the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of

Technical Opportunities Fund – Fund summary

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the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is invested across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stock and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

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Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

Investor costs

Shareholder transaction expenses[1] (%)	Class A

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	—	[2]

Annual operating expenses (%)	Class A

Management fee	1.33

Distribution and service (12b-1) fees	0.30

Other expenses[3]	0.65

Total fund operating expenses	2.28

Contractual expense reimbursement[4]	–0.23

Net fund operating expenses	2.05

Expense example

Please see below a hypothetical example showing the expenses, after contractual expense reimbursements (first year only), if any, on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return, and the reinvestment of all dividends. The example assumes fund expenses will not change over the periods. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class A

1 Year	698

3 Years	1,156

Annual operating expenses

These are paid from the fund’s assets; shareholders, therefore, pay these costs indirectly.

1	A $4.00 fee will be charged for wire redemptions.

2	Except for investments of $1 million or more; see “How sales charges are calculated.”

3	Based on estimated expenses for the current fiscal year.

4	The adviser has contractually agreed to reimburse the fund for at least one year from inception date to the extent necessary to maintain the fund’s total annual operating expenses at 2.05% for Class A excluding certain expenses such as extraordinary fees, taxes, litigation, brokerage and interest expenses.

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue the fund’s goal. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange-traded funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest-rate risk and (b) credit quality risk.

Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest-rating category and lower-rated fixed-income securities is set forth below.

Investment-grade fixed-income securities in the lowest-rating category risk. Investment-grade fixed-income securities in the lowest-rating category (rated “Baa” by Moody’s or “BBB” by Standard & Poor’s (S&P) and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s, and “BB”

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and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

•	Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit-rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities. Lower-rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging markets risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies, an economy with low-to-middle per capita income, are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings

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and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize derivatives, hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on ETFs). Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to adjust efficiently the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions, it will be subject to the same risks.

High portfolio turnover risk

A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by a fund. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Industry or sector risk

When a fund’s investments are concentrated in one or more particular industries or sectors of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and others factors affecting those industries or sectors. The following paragraphs in this section describe, in alphabetical order, the industries or sectors in which the fund will principally concentrate its assets from time to time.

Banking risk. Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state

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regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Energy risk. The earnings, dividends, and securities prices of energy companies will be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy may fluctuate significantly over any time period due to many factors, including international political developments; production and distribution policies of the Organization of Petroleum Exporting Countries (“OPEC”) and other oil-producing countries; relationships among OPEC members and other oil-producing countries and between these countries and oil-importing nations; energy conservation; foreign, federal and state regulatory environments; tax policies; and the economic growth and political stability of the key energy-consuming and energy-producing countries.

Financial services industry risk. A fund investing heavily in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Insurance companies are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies’ profits may also be adversely affected by increased government regulations or tax law changes.

Health sciences risk. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.

Insurance risk. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk bond” holdings) and failures of reinsurance carriers.

Internet-related investments risk. The value of companies engaged in Internet-related activities, which is a developing industry, is particularly vulnerable to: (a) rapidly changing technology; (b) extensive government regulation; and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, companies engaged in Internet-related activities are difficult to value and many have high share prices relative to their earnings which they may not be able to maintain over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations. There is no guarantee that such financing will be available when needed. Since many Internet companies are start-up companies, the risks associated with investing in small companies are heightened for these companies. Any fund that invests a significant portion of its assets in Internet-related companies should be considered extremely risky even as compared to other funds that invest primarily in small company securities.

Material risk. Issuers in the materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Issuers in the materials sector are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and government regulations.

Metal risk. The specific political and economic risks affecting the price of metals include changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The prices of metals, in turn, are likely to affect the market prices of securities of companies mining or processing metals, and accordingly, the value of investments in such securities may also be affected. Metal-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on metal-related investments have traditionally been more volatile than investments in broader equity or debt markets.

Other financial services companies risk. Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital, and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Technology related risk. A fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company.

Telecommunications risk. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal

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and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Utilities risk. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition.

For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment goal and strategy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates the investment subadviser to manage the assets of the fund. As of March 31, 2009, the adviser had total assets under management of approximately $[92] billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser and recommend its hiring, termination and replacement. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of an affiliated subadviser without the approval of the shareholders.

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Management fee

The management fee listed in the table represents the applicable rate on the fund’s breakpoint schedule and the actual rate charged may vary based on that schedule. The actual rate charged will vary because of adjustments pursuant to the fund’s breakpoint schedule consistent with the actual assets in the fund. The management fee payable to the adviser by the fund is as follows:

Annual
Average Daily Net Assets	Rate

First $250 million	1.35%

Next $250 million	1.30%

Over $500 million	1.25%

Out of these fees, the investment adviser in turn pays the fees of the subadviser.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s first shareholder report following the fund’s commencement of operations.

Subadviser

Handles the fund’s day-to-day portfolio management.

Wellington Management Company, LLP
75 State Street,
Boston, Massachusetts 02109

Wellington Management Company, LLP is an independently-owned, SEC-registered investment adviser that, along with its subsidiaries and affiliates (collectively, Wellington Management) provides investment management and investment advisory services to institutions around the world. As of February 28, 2009, Wellington Management had total assets under management of approximately $378 billion.

Below is a brief biographical profile of the fund’s portfolio manager. For more about this individual, including information about his compensation, other accounts he manages and any investments he may have in the fund, see the SAI.

Frank L. Teixeira, CMT, CFA

•	Equity Portfolio Manager and Senior Vice President, has served as portfolio manager of the fund since its inception

•	Joined subadviser in 1997

•	Began business career in 1989

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

This section normally details the performance of the fund’s share classes. Because the fund have existed for less than a year, there are no financial highlights to report.

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 Your account

Investing in Class A shares

Class A shares’ cost structure includes a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares.

Class A

•	A front-end sales charge, as described in the section “How sales charges are calculated.”

•	Distribution and service (Rule 12b-1) fees of 0.30%.

•	Minimum initial investment of $10,000.

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of service fees that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

Because 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries, such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. Class I shares do not pay sales commissions or 12b-1 fees. However, certain financial intermediaries (firms) may request, and the distributor may agree to make, payments out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Rollover program compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code (the Code) that is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (Rollover Compensation) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, quarterly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class T, Class ADV, all Class R shares, Class I2 or Class I shares of a John Hancock open-end mutual fund. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the

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fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan, or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser, by accessing the fund’s Web site at www.jhfunds.com or by calling Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on investments of $1 million or more

CDSC on shares
Your investment	being sold

First $1M – $4,999,999	1.00%
Next $1M – $5M above that	0.50%
Next $1M or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

•	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock open-end fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

•	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A and Class T shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which include any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement plan investors is a 48-month Letter of Intention, described in the SAI.

•	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction, you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program, you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

•	to make payments through certain systematic withdrawal plans

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionsSM programs

•	redemptions pursuant to the fund’s right to liquidate an account less than $1,000

•	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

•	to make certain distributions from a retirement plan

•	because of shareholder death or disability

•	rollovers, contract exchanges or transfers of John Hancock custodial 403(b)(7) account assets required by John Hancock funds as a result of its decision to discontinue maintaining and administering 403(b)(7) accounts

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege, you must contact your financial representative or Signature Services.

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Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the distributor

•	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

•	individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA

•	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a Roth IRA

•	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

•	participants in certain 529 plans that have a signed agreement with the distributor (one-year CDSC may apply)

•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionsSM programs

•	terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Code that is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds, including subsequent investments

•	individuals rolling over assets held in a John Hancock custodial 403(b)(7) account into a John Hancock custodial IRA account

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” in this prospectus for additional details)

•	dividend reinvestments (see “Dividends and account policies” in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for the Class A shares of the fund are as follows:

•	non-retirement account: $10,000

•	retirement account: $500; there is no minimum initial investment for certain group retirement plans using salary deduction or similar group methods of payment

•	group investments: $250

•	Monthly Automatic Accumulation Program (MAAP): $25 to open; you must invest at least $25 a month

•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account, such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.	• Log on to the Web site below to process exchanges between funds. • Call EASI-Line for automated service. • Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

• Complete the “Bank information” section on your account application.

• Log on to the Web site below to initiate purchases using your authorized bank account.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To purchase, exchange or redeem shares via telephone” and “Bank information” sections on your account application.

• Call EASI-Line for automated service.

• Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time, on most business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services (address below).

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts. • Sales of up to $100,000.	• Call EASI-Line for automated service. • Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time, on most business days.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Requests by Internet or phone to sell up to $100,000.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will generally be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s Web site by Internet, or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for automated service.

• Call your financial representative or Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

Technical Opportunities Fund – Your account

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Transaction policies

Valuation of shares

The NAV per share for each class of shares of the fund is determined at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund (except securities held by a money market fund, shares of other open-end investment companies held by a fund of funds, and debt instruments with remaining maturities of 60 days or less) are valued at their market value if market quotations are readily available. Otherwise, the fund’s portfolio securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the fund’s Pricing Committee, and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees. Shares of other open-end investment companies held by the fund are valued at NAV. Securities held by a money market fund and debt instruments with remaining maturities of 60 days or less are valued at amortized cost.

Generally, trading (i) in non-U.S. securities; (ii) U.S. government securities; and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the NYSE. The values of such securities used in computing the fund’s NAV are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including: (i) in the case of foreign securities: developments in foreign markets, the performance of U.S. securities markets, the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities and the fact that the fund is calculating its NAV when a particular foreign market is closed, (ii) in the case of fixed-income securities, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and (iii) in the case of all securities: political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded, announcements concerning matters such as trading suspensions, acquisitions, recapitalizations, or litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry, and events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). In view of the factors in the case of foreign securities, it is likely that a fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

Fair value pricing of securities is intended to help ensure that the fund’s NAV reflects the value of the fund’s portfolio securities as of the close of the NYSE (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices, reflecting stale security valuations, and promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a fund’s assets that is invested in other open-end investment companies, that portion of the fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

If the fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares, the NAV of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts in which names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any additional sales charges. The registration for both accounts must be identical.

A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may cancel or change its exchange policies at any time upon 60 days’ written notice to its shareholders. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

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Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may, in its discretion, restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity,” as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio, or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege, or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise

Technical Opportunities Fund – Your account

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result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts

If you draw down your account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.

Additional investor services

Monthly Automatic Accumulation Program

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

•	Complete the appropriate parts of your account application.

•	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial

Technical Opportunities Fund – Your account

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investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

•	Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

John Hancock funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. In addition, the fund no longer accepts salary deferrals into 403(b)(7) accounts. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 15 days after each calendar month end. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

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Appendix

Related Performance Information
Historical Performance of the Technical Equity Composite

The Technical Opportunities Fund (the fund) has existed for less than a full calendar year and, thus, the performance information for this fund is not presented in the prospectus. The fund is subadvised by the same investment adviser, Wellington Management Company, LLP (Wellington), has the same portfolio manager and is managed in a substantially similar investment style and strategy as the Technical Equity Composite (the Composite). The Composite is comprised of three separately managed accounts and seven commingled pool accounts, all of which have substantially similar investment objectives, policies and strategies to the fund. The performance presented in the Composite has been generated on a performance asset weighted basis and includes the reinvestment of dividends.

This Appendix presents historical performance information for the Composite as a whole. Because of the similarities between the fund and the Composite, this information may help provide an indication of the fund’s risks by showing how a similar Composite has performed historically. The performance of the Composite, however, is not the performance of the fund, and you should not assume that the fund will have the same performance as the Composite. The performance of the fund may be greater or less than the performance of the Composite due to, among other things, the number of the holdings in and composition of the portfolio in the fund, as well as the asset size and cash flow differences between the fund and Composite.

Performance information — bar chart and table — are presented on the following page for the Composite. The bar chart shows how the Composite’s total return has varied over the last nine years and the table shows performance (as compared with a broad-based securities market index for reference). The past performance of the Composite has been calculated net of expenses. All figures assume dividend reinvestment.

The past performance of the Composite is no guarantee of future results in managing the fund. The information in this Appendix does not represent the performance of the fund or any predecessor to it and is no indication of how it would have performed in the past or how it will perform in the future.

The Class A shares of the fund have front-end or deferred sales charges. The Composite does not have such charges. The other expenses of the Class A shares of the fund, including its Rule 12b-1 fee, are higher than the expenses and fees applied to the Composite. The performance of the Composite would be lower if adjusted to reflect the sales charges and higher expenses of the Class A shares of the fund.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

Technical Opportunities Fund – Appendix

22

Technical Equity Composite

Corresponding to Technical Opportunities Fund

Net assets of Technical Equity Composite as of June 30, 2009: $ [     ]

Composite total returns %

Composite: Q2 ’09 [ ]% Best quarter: [ ]% Worst quarter: [ ]%

2000	2001	2002	2003	2004	2005	2006	2007	2008
19.24	–14.24	–8.01	41.95	20.98	10.50	12.26	17.77	–21.65

Technical Equity Composite average				Since
annual total returns %	1 Year	3 Years	5 Years	Inception

for periods ended June 30, 2009				October 20, 1999

Composite	[ ]	[ ]	[ ]

MSCI All Country World Index	[ ]	[ ]	[ ]

MSCI All Country World Index — is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indices comprising 23 developed and 23 emerging market country indices.

Technical Opportunities Fund – Appendix

23

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, D.C.
For access to the Reference Room call 1-800-732-0330.

© 2009 JOHN HANCOCK FUNDS, LLC SEC file number: 811-21779

John Hancock Funds, LLC
MEMBER FINRA | SIPC
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Technical Opportunities Fund

CLASS I SHARES

The information in this prospectus is incomplete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities, and we are not soliciting to buy these securities, in any state where the offer or sale is not permitted.

Prospectus
7-31-09

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

2	Technical Opportunities Fund

5	Risks of investing

9	Who’s who

11	Financial highlights

12	Who can buy shares

12	Opening an account

13	Buying shares

14	Selling shares

16	Transaction policies

18	Dividends and account policies

18	Additional investor services

19	Appendix

For more information See back cover

 Fund summary

John Hancock

Technical Opportunities Fund

Day-to-day investment management: Wellington Management Company, LLP

Class / Ticker      I / --

Goal and strategy

To seek long-term capital appreciation.

When the subadviser determines that its technical criteria are attractive, the fund will invest in equity and equity-related securities of companies located throughout the world, including the United States and emerging countries, and denominated in any currency. There is no limit on the amount the fund may invest in securities of companies domiciled outside the U.S. The subadviser employs an unconstrained investment approach driven by technical analysis. The technical indicators that the subadviser may consider include, but are not limited to, price, volume, momentum, relative strength, sector/group strength and moving averages.

In choosing prospective investments for the fund, the subadviser utilizes technical analyses to identify a universe of securities for investment consideration. The subadviser then utilizes technical analysis, and as appropriate, quantitative and fundamental inputs, to select securities for the fund’s portfolio.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. While the number of securities will vary over time, the fund typically will not exceed 60 positions and can hold significantly fewer positions.

The subadviser employs an unconstrained investment approach, and, as a result, the fund may concentrate its assets significantly in specific market capitalization ranges, industries, sectors, regions and countries. For example, there may be little or no exposure to industries with poor technical characteristics and high concentrations in industries that the subadviser deems to be attractive, thus, the fund may at times be very concentrated in one or more industries.

The fund may invest in cash and other liquid short-term fixed income securities within a wide range (0%-100% of net assets) when the subadviser believes that the fund could benefit from maintaining a higher cash exposure, including for temporary defensive purposes. The fund may also participate in initial public offerings (IPOs) based on favorable dynamics in the current IPO environment and observed technical strength among an IPO’s peers.

For the purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include, but are not limited to, options and futures contracts. The fund’s investment process is expected to result in extremely high portfolio turnover ratio and increased trading expenses.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led the United States government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its goal.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5.

Active management risk The manager’s investment strategy may fail to produce the intended result.

Equity securities risk Equity securities include common, preferred and convertible preferred stocks and other securities, the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of

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the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is invested across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stock and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

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Past performance

This section normally shows how the fund’s total returns have varied from year to year, along with a broad-based securities market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

Investor costs

Annual operating expenses (%)	Class I

Management fee	1.33

Other expenses[1]	0.17

Total fund operating expenses	1.50

Contractual expense reimbursement[2]	0.00

Net fund operating expenses	1.50

Expense example

Please see below a hypothetical example showing the expenses, after contractual expense reimbursements (first year only), if any, on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return, and the reinvestment of all dividends. The example assumes fund expenses will not change over the periods. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class I

1 Year	153

3 Years	474

Annual operating expenses

These are paid from the fund’s assets; shareholders, therefore, pay these costs indirectly.

1	“Other expenses” are estimated for the fund’s first full year of operations.

2	The adviser has contractually agreed to reimburse the fund for at least one year from inception date to the extent necessary to maintain the fund’s total annual operating expenses at 1.55% for Class I excluding certain expenses such as extraordinary fees, taxes, litigation, brokerage and interest expenses.

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue the fund’s goal. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange-traded funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest-rate risk and (b) credit quality risk.

Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest-rating category and lower-rated fixed-income securities is set forth below.

Investment-grade fixed-income securities in the lowest-rating category risk. Investment-grade fixed-income securities in the lowest-rating category (rated “Baa” by Moody’s or “BBB” by Standard & Poor’s (S&P) and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s, and “BB”

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and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

•	Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit-rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities. Lower-rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging markets risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies, an economy with low-to-middle per capital income, are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by

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its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize derivatives, hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on ETFs). Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to adjust efficiently the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions, it will be subject to the same risks.

High portfolio turnover risk

A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by a fund. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Industry or sector risk

When a fund’s investments are concentrated in one or more particular industries or sectors of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and others factors affecting those industries or sectors. The following paragraphs in this section describe, in alphabetical order, the industries or sectors in which the fund will principally concentrate its assets from time to time.

Banking risk. Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings

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associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Energy risk. The earnings, dividends, and securities prices of energy companies will be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy may fluctuate significantly over any time period due to many factors, including international political developments; production and distribution policies of the Organization of Petroleum Exporting Countries (“OPEC”) and other oil-producing countries; relationships among OPEC members and other oil-producing countries and between these countries and oil-importing nations; energy conservation; foreign, federal and state regulatory environments; tax policies; and the economic growth and political stability of the key energy-consuming and energy-producing countries.

Financial services industry risk. A fund investing heavily in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Insurance companies are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies’ profits may also be adversely affected by increased government regulations or tax law changes.

Health sciences risk. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.

Insurance risk. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk bond” holdings) and failures of reinsurance carriers.

Internet-related investments risk. The value of companies engaged in Internet-related activities, which is a developing industry, is particularly vulnerable to: (a) rapidly changing technology; (b) extensive government regulation; and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, companies engaged in Internet-related activities are difficult to value and many have high share prices relative to their earnings which they may not be able to maintain over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations. There is no guarantee that such financing will be available when needed. Since many Internet companies are start-up companies, the risks associated with investing in small companies are heightened for these companies. Any fund that invests a significant portion of its assets in Internet-related companies should be considered extremely risky even as compared to other funds that invest primarily in small company securities.

Materials risk. Issuers in the materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Issuers in the materials sector are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and government regulations.

Metals risk. The specific political and economic risks affecting the price of metals include changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The prices of metals, in turn, are likely to affect the market prices of securities of companies mining or processing metals, and accordingly, the value of investments in such securities may also be affected. Metal-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on metal-related investments have traditionally been more volatile than investments in broader equity or debt markets.

Other financial services companies risk. Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital, and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Technology related risk. A fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company.

Telecommunications risk. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal

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and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Utilities risk. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition.

For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment goal and strategy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates the investment subadviser to manage the assets of the fund. As of March 31, 2009, the adviser had total assets under management of approximately $[92] billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser and recommend its hiring, termination and replacement. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of an affiliated subadviser without the approval of the shareholders.

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Management fee

The management fee listed in the table represents the applicable rate on the fund’s breakpoint schedule and the actual rate charged may vary based on that schedule. The actual rate charged will vary because of adjustments pursuant to the fund’s breakpoint schedule consistent with the actual assets in the fund. The management fee payable to the adviser by the fund is as follows:

Annual
Average Daily Net Assets	Rate

First $250 million	1.35%
Next $250 million	1.30%
Over $500 million	1.25%

Out of these fees, the investment adviser in turn pays the fees of the subadviser.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s first shareholder report following the fund’s commencement of operations.

Subadviser

Handles the fund’s day-to-day portfolio management.

Wellington Management Company, LLP
75 State Street, Boston,
Massachusetts 02109

Wellington Management Company, LLP is an independently-owned, SEC-registered investment adviser that, along with its subsidiaries and affiliates (collectively, Wellington Management) provides investment management and investment advisory services to institutions around the world. As of February 28, 2009, Wellington Management had total assets under management of approximately $378 billion.

Below is a brief biographical profile of the fund’s portfolio manager. For more about this individual, including information about his compensation, other accounts he manages and any investments he may have in the fund, see the SAI.

Frank L. Teixeira, CMT, CFA

•	Equity Portfolio Manager and Senior Vice President, has served as portfolio manager of the fund since its inception

•	Joined subadviser in 1997

•	Began business career in 1989

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

This section normally details the performance of the fund’s share classes. Because the fund has existed for less than a year, there are no financial highlights to report.

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 Your account

Who can buy shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares — See “Opening an account”:

•	Retirement and other benefit plans

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Investment companies, both affiliated and not affiliated with the adviser

•	Investors who participate in fee-based, wrap and other investment platform programs

•	Any entity that is considered a corporation for tax purposes

•	Fund trustees and other individuals who are affiliated with the fund and other John Hancock funds

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries

Class I shares do not pay sales commissions or 12b-1 fees. However, certain financial intermediaries (firms) may request, and the distributor may agree to make, payments out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible by referring to “Who can buy shares.”

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (Signature Services) at 1-888-972-8696.

5	Make your initial investment using the instructions on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account, such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• If your account statement has a detachable investment slip, please complete it in its entirety. If no slip is available, include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.	• You may exchange Class I shares for other Class I shares or Money Market Class A shares. • Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To purchase, exchange or redeem shares via telephone” and “Bank information” sections on your account application.

• Call your financial representative or call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares

To sell some or all of your shares

By letter
• Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services (address below).

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

• Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By phone
Amounts up to $100,000:
• Most accounts

Amounts up to $5 million:
• Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

• Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

• To place your request with a representative at John Hancock Funds, call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days, or your financial representative.

• Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

• Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Qualified requests by phone to sell up to $5 million (accounts with telephone redemption privileges).
• To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Amounts of $5 million or more will be wired on the next business day.

• Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
• Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by accessing the fund’s Web site by Internet, or by calling your financial representative or Signature Services.

• You may only exchange Class I shares for other Class I shares or Money Market fund Class A shares.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Transaction policies

Valuation of shares

The NAV per share for each class of shares of the fund is determined at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund (except securities held by a money market fund, shares of other open-end investment companies held by a fund of funds, and debt instruments with remaining maturities of 60 days or less) are valued at their market value if market quotations are readily available. Otherwise, the fund’s portfolio securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the fund’s Pricing Committee, and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees. Shares of other open-end investment companies held by the fund are valued at NAV. Securities held by a money market fund and debt instruments with remaining maturities of 60 days or less are valued at amortized cost.

Generally, trading (i) in non-U.S. securities; (ii) U.S. government securities; and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the NYSE. The values of such securities used in computing the fund’s NAV are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including: (i) in the case of foreign securities: developments in foreign markets, the performance of U.S. securities markets, the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities and the fact that the fund is calculating its NAV when a particular foreign market is closed, (ii) in the case of fixed-income securities, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and (iii) in the case of all securities: political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded, announcements concerning matters such as trading suspensions, acquisitions, recapitalizations, or litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry, and events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). In view of the factors in the case of foreign securities, it is likely that a fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

Fair value pricing of securities is intended to help ensure that the fund’s NAV reflects the value of the fund’s portfolio securities as of the close of the NYSE (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices, reflecting stale security valuations, and promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a fund’s assets that is invested in other open-end investment companies, that portion of the fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

If the fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares, the NAV of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts in which names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange Class I shares of one John Hancock fund for shares of the same class of any other fund or Money Market Class A, generally without paying any additional sales charges. Note: Once exchanged to Money Market Class A, shares may only be exchanged back into Class I. The registration for both accounts involved must be identical.

The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Under certain circumstances, an investor in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms, as determined by the fund, may be afforded an opportunity to make a conversion of Class A shares also owned by the investor in the same fund to Class I shares of that fund. Conversion of Class A shares to Class I shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).

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Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may, in its discretion, restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity,” as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund’s portfolio, or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege, or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the

Technical Opportunities Fund – Your account

17

efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 15 days after each calendar month end. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

Technical Opportunities Fund – Your account

18

Appendix

Related Performance Information
Historical Performance of the Technical Equity Composite

The Technical Opportunities Fund (the “fund”) has existed for less than a full calendar year and, thus, the performance information for this fund is not presented in the prospectus. The fund is subadvised by the same investment adviser, Wellington Management Company, LLP (“Wellington”), has the same portfolio manager and is managed in a substantially similar investment style and strategy as the Technical Equity Composite (the “Composite”). The Composite is comprised of three separately managed accounts and seven commingled pool accounts, all of which have substantially similar investment objectives, policies and strategies to the fund. The performance presented in the Composite has been generated on a performance asset weighted basis and includes the reinvestment of dividends.
This Appendix presents historical performance information for the Composite as a whole. Because of the similarities between the fund and the Composite, this information may help provide an indication of the fund’s risks by showing how a similar Composite has performed historically. The performance of the Composite, however, is not the performance of the fund, and you should not assume that the fund will have the same performance as the Composite. The performance of the fund may be greater or less than the performance of the Composite due to, among other things, the number of the holdings in and composition of the portfolio in the fund, as well as the asset size and cash flow differences between the fund and Composite.

Performance information — bar chart and table — are presented on the following page for the Composite. The bar chart shows how the Composite’s total return has varied over the last nine years and the table shows performance (as compared with a broad-based securities market index for reference). The past performance of the Composite has been calculated net of expenses. All figures assume dividend reinvestment.

The past performance of the Composite is no guarantee of future results in managing the fund. The information in this Appendix does not represent the performance of the fund or any predecessor to it and is no indication of how it would have performed in the past or how it will perform in the future.

The Class I shares of the fund have higher expenses than the Composite. The performance of the Composite would be lower if adjusted to reflect the higher expenses of the Class I shares of the fund.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

Technical Opportunities Fund – Appendix

19

Technical Equity Composite

Corresponding to Technical Opportunities Fund

Net assets of Technical Equity Composite as of June 30, 2009: $[     ]

Composite total returns %

Composite: Q2 ’09 % Best quarter: % Worst quarter: %

2000	2001	2002	2003	2004	2005	2006	2007	2008
19.24	–14.24	–8.01	41.95	20.98	10.50	12.26	17.77	–21.65

Technical Equity Composite average				Since
annual total returns %	1 Year	3 Years	5 Years	Inception

for periods ended June 30, 2009				October 20, 1999

Composite	[ ]	[ ]	[ ]

MSCI All Country World Index	[ ]	[ ]	[ ]

MSCI All Country World Index — is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indices comprising 23 developed and 23 emerging market country indices.

Technical Opportunities Fund – Appendix

20

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-597-1897

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, D.C.
For access to the Reference Room call 1-800-732-0330.

© 2009 JOHN HANCOCK FUNDS, LLC SEC file number: 811-21779

John Hancock Funds, LLC
MEMBER FINRA | SIPC
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

JOHN HANCOCK FUNDS II
CLASS 1 SHARES

TECHNICAL OPPORTUNITIES FUND

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The information in this prospectus is incomplete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities, and we are not soliciting to buy these securities, in any state where the offer or sale is not permitted.

Prospectus dated July 31, 2009

JOHN HANCOCK FUNDS II

FUND DESCRIPTIONS:
INVESTMENT OBJECTIVES AND STRATEGIES, RISKS AND PERFORMANCE

John Hancock Funds II (“JHFII”) is a series trust that is comprised of separate investment funds (each a “fund” or “Fund”, and collectively the “funds” or “Funds”). The funds of JHF II offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, the funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

This prospectus relates to the Class 1 shares of the fund listed above. Class 1 shares are sold only to certain insurance company separate accounts.

1.	Investment Management

John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser to JHF II and the funds. The Adviser administers the business and affairs of JHF II and retains and compensates the investment subadvisers which manage the assets of the funds. The subadvisers formulate a continuous investment program for the funds, consistent with their investment goals and policies. The Adviser and subadvisers are registered as investment advisers under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), or are exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

2.	Investment Objectives and Strategies

The fund has a stated investment objective, which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the fund). There can be no assurance that the fund will achieve its investment objective. The differences in objectives and policies among the funds can be expected to affect the return of each fund and the degree of market and financial risk to which each fund is subject. See “Additional Information About the Fund Principal Risks and Investment Policies.”

Use of Hedging and Other Strategic Transactions.  The fund is authorized to use all of the various investment strategies referred to under “Risks of Investing in Certain Types of Securities — Hedging, derivatives and other strategic transactions risk.” More complete descriptions of options, futures, currency and other derivative transactions that the fund may engage in are set forth in the Statement of Additional Information (the “SAI”).

3.	Principal Risks of Investing

Certain risks of investing in the fund are set forth in the fund’s description. If these risks materialize, an investor could lose money in the fund. The following risks as well as the definition of a non-diversified fund and the risks associated with the fund, are more fully described below under “Additional Information About the Funds’ Principal Risks and Investment Policies.”

•	Active management risk
•	Equity securities risk
•	Exchange traded funds (“ETFs”) risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk
•	Industry or sector risk
•	Initial public offerings (“IPOs”) risk
•	Issuer risk
•	Medium and smaller company risk
•	Non-diversified fund risk

Recent instability in the financial markets has led the United States Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude a fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

1

4.	Past Performance

The fund’s description contains a bar chart and a performance table, which provide some indication of the risks of investing in the fund.

Bar Chart.  The bar chart shows changes in the performance of Class 1 shares of the fund from year to year over a ten-year period, if available.

Performance Table.  The table compares each fund’s one, five and ten year average annual returns for Class 1 shares to those of a broad-based securities market index, if available.

Performance information in the bar chart and the performance table, if available, reflects all fees charged to each fund, such as advisory fees and all fund expenses.

5.	Portfolio Managers

See “Subadvisory Arrangements and Management Biographies” for information relating to the fund’s portfolio manager.

6.	Fees and Expenses

JHF II may issue Class 1 Shares.  The table below describes the fees and expenses for Class 1 Shares of each fund offered through this Prospectus.

FUND ANNUAL EXPENSES

Unless otherwise noted in the footnotes to the Expense Table, expense information for the fund is based on estimated amounts for the current fiscal year. The fund’s annual operating expenses will likely vary throughout the year and from year to year. The fund’s expenses for the current fiscal year may be higher than the expenses in the table below because certain fund expenses do not decrease as asset levels decrease and advisory fee rate breakpoints may not be achieved as asset levels decrease.

Acquired
		Distribution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement [2]	Expenses
Technical Opportunities

Class 1	1.33%	0.05%	0.09%[3]	0.00%	1.47%	0.00%	1.47%

1
The “Total Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (“Acquired Fund Fees and Expenses”). The Total Operating Expenses shown may not correlate to the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are based on the estimated indirect net expenses associated with the fund’s investment in the underlying funds.
2
Effective January 1, 2009, the Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.
3
Based on estimated expenses for the current fiscal year.
EXAMPLES OF EXPENSES

The Examples are intended to help an investor compare the cost of investing in the fund with the cost of investing in other mutual funds. The Examples assume that $10,000 is invested in the fund for the time periods indicated and then all the shares are redeemed at the end of those periods. The Examples also assume that the investment has a 5% return each year, that the fund’s operating expenses remain the same, after contractual (but not voluntary) expense reimbursements. If such expenses were reflected, the expense amounts indicated would be higher. Although a particular investor’s actual expenses may be higher or lower, based on these assumptions the expenses would be:

Fund/Class	Year 1	Year 3
Technical Opportunities

Class 1	$150	$465

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SPECIALTY FUND

TECHNICAL OPPORTUNITIES FUND

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	When the subadviser determines that its technical criteria are attractive, the fund will invest in equity and equity-related securities of companies located throughout the world, including the United States and emerging countries, and denominated in any currency. There is no limit on the amount the fund may invest in securities of companies domiciled outside the U.S. The subadviser employs an unconstrained investment approach driven by technical analysis. The technical indicators that the subadviser may consider include, but are not limited to, price, volume, momentum, relative strength, sector/group strength and moving averages.

In choosing prospective investments for the fund, the subadviser utilizes technical analyses to identify a universe of securities for investment consideration. The subadviser then utilizes technical analysis, and as appropriate, quantitative and fundamental inputs, to select securities for the fund’s portfolio.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. While the number of securities will vary over time, the fund typically will not exceed 60 positions and can hold significantly fewer positions.

The subadviser employs an unconstrained investment approach, and, as a result, the fund may concentrate its assets significantly in specific market capitalization ranges, industries, sectors, regions and countries. For example, there may be little or no exposure to industries with poor technical characteristics and high concentrations in industries that the subadviser deems to be attractive, thus, the fund may at times be very concentrated in one or more industries.

The fund may invest in cash and other liquid short-term fixed income securities within a wide range (0%-100% of net assets) when the subadviser believes that the fund could benefit from maintaining a higher cash exposure, including for temporary defensive purposes. The fund may also participate in initial public offerings (IPOs) based on favorable dynamics in the current IPO environment and observed technical strength among an IPO’s peers.

For the purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange traded funds (ETFs) and derivative instruments that include, but are not limited to, options and futures contracts. The fund’s investment process is expected to result in extremely high portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk
•	Industry or sector risk
•	Initial public offerings risk
•	Issuer risk
•	Medium and smaller company risk
•	Non-diversified risk

Past performance
This section normally shows how the fund’s total returns have varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

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ADDITIONAL INFORMATION ABOUT
THE FUNDS’ PRINCIPAL RISKS AND INVESTMENT POLICIES

Risks of Investing in Certain Types of Securities

The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Recent Events

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship (see “Investment Policies — U.S. Government and Government Agency Obligations — U.S. Instrumentality Obligations”), the bankruptcy filing of Lehman Brothers, the sale of Merrill Lynch to Bank of America, the U.S. Government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the recent unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the fund.

Active management risk

Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value Investing Risk.  Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth Investing Risk.  Certain equity securities (generally referred to as “growth securities”) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations

4

than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange-traded funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest Rate Risk.  Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit Quality Risk.  Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed-income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

Investment Grade Fixed-Income Securities in the Lowest Rating Category Risk.  Investment grade fixed-income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower Rated Fixed-Income Securities Risk and High Yield Securities Risk.  Lower rated fixed- income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to Principal and Income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
•	Price Volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
•	Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
•	Dependence on Subadviser’s Own Credit Analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed-Income Securities.  Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed-Income Securities.  Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest

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rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal.  Many types of debt securities, including floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of issuers companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging markets risk.  Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies, an economy with low-to-middle per capita income, are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk.  Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could

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result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a fund utilizes hedging and other strategic transactions, it will be subject to the same risks.

High portfolio turnover risk

A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs, which must be borne directly by a fund, and brokerage commissions and generating greater tax liabilities for shareholders. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Industry or sector risk

When a fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that industry or sector. The following paragraphs in this section describe, in alphabetical order, the industries or sectors in which the fund will principally concentrate its assets from time to time.

Banking Risk.  Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits

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ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Energy Risk.  The earnings, dividends, and securities prices of energy companies will be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy may fluctuate significantly over any time period due to many factors, including international political developments; production and distribution policies of the Organization of Petroleum Exporting Countries (“OPEC”) and other oil-producing countries; relationships among OPEC members and other oil-producing countries and between these countries and oil-importing nations; energy conservation; foreign, federal and state regulatory environments; tax policies; and the economic growth and political stability of the key energy-consuming and energy-producing countries.

Financial Services Industry Risk.  A fund investing heavily in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Insurance companies are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather castatrophes and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies’ profits may also be adversely affected by increased government regulations or tax law changes.

Health Sciences Risk.  Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.

Insurance Risk.  Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk bond” holdings) and failures of reinsurance carriers.

Internet-Related Investments Risk.  The value of companies engaged in Internet-related activities, which is a developing industry, is particularly vulnerable to: (a) rapidly changing technology; (b) extensive government regulation; and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, companies engaged in Internet-related activities are difficult to value and many have high share prices relative to their earnings which they may not be able to maintain over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations. There is no guarantee that such financing will be available when needed. Since many Internet companies are start-up companies, the risks associated with investing in small companies are heightened for these companies. Any fund that invests a significant portion of its assets in Internet-related companies should be considered extremely risky even as compared to other funds that invest primarily in small company securities.

Materials Risk.  Issuers in the materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Issuers in the materials sector are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and government regulations.

Metals Risk.  The specific political and economic risks affecting the price of metals include changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The prices of metals, in turn, are likely to affect the market prices of securities of companies mining or processing metals, and accordingly, the value of investments in such securities may also be affected. Metal-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on metal-related investments have traditionally been more volatile than investments in broader equity or debt markets.

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Other Financial Services Companies Risk.  Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Technology Related Risk.  A fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described under “Medium and smaller company risk.”

Telecommunications Risk.  Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Utilities Risk.  Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition.

For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Issuer risk

An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than the more widely-held securities. Medium and smaller companies may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply

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to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers resulting in a greater susceptibility to associated risks. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

These investment strategies and securities are described further in the SAI.

YOUR ACCOUNT

Class 1 Shares

The Class 1 shares of the fund are sold without any front-end or deferred sales charges. The share class has a Rule 12b-1 plan that allows it to pay fees for the sale and distribution of its shares and for shareholder and administrative services.

Distribution and service (12b-1) fees of 0.05%.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any group annuity contract which may use a Fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the Funds, which have their own expense structures, may be offered in separate prospectuses.

Your broker-dealer may receive a percentage of these fees. In addition, John Hancock Funds, LLC (the “Distributor”) may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Transaction Policies

Valuation of shares.  Securities held by the fund (except securities held by a money market fund, shares of other open-end investment companies held by a fund of funds, and debt instruments with remaining maturities of 60 days or less) are valued at their market value if market quotations are readily available. Otherwise, the fund’s portfolio securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the fund’s Pricing Committee, and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees. Shares of other open-end investment companies held by the fund are valued at NAV. Securities held by a money market fund and debt instruments with remaining maturities of 60 days or less are valued at amortized cost.

Generally, trading (i) in non-U.S. securities; (ii) U.S. government securities; and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the NYSE. The values of such securities used in computing the fund’s NAV are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including: (i) in the case of foreign securities: developments in foreign markets, the performance of U.S. securities markets, the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities and the fact that the fund is calculating its NAV when a particular foreign market is closed, (ii) in the case of fixed-income securities, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and (iii) in the case of all securities: political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded, announcements concerning matters such as trading suspensions, acquisitions,

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recapitalizations, or litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry, and events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). In view of the factors in the case of foreign securities, it is likely that a fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

Fair value pricing of securities is intended to help ensure that the fund’s NAV reflects the value of the fund’s portfolio securities as of the close of the NYSE (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices, reflecting stale security valuations, and promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a fund’s assets that is invested in other open-end investment companies, that portion of the fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

If the fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares, the NAV of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

Purchase and Redemption Prices.  When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

Execution of Requests.  The Funds are open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after the receipt of your request in good order.

In unusual circumstances, any Fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive Trading.  The Funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a Fund can disrupt Fund investment strategies and may increase Fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to Reject or Restrict Purchase and Exchange Orders.  Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, a Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on Exchange Activity” described below if a Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund or otherwise not be in a Fund’s best interest in light of unusual trading activity related to your account. In the event a Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund’s judgment, such delay would be in the Fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the Fund’s NAVs at the conclusion of the delay period. Each Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange Limitation Policies.  The Board of Trustees has adopted the following policies and procedures by which the Funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on Exchange Activity.  Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made

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in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since Funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of a Fund’s shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a Fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, a Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the Ability to Detect and Curtail Excessive Trading Practices.  Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive Trading Risk.  To the extent that a Fund or its agents are unable to curtail excessive trading practices in a Fund, these practices may interfere with the efficient management of the Fund, and may result in a Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in Fund transactions. Increased Fund transactions and use of the line of credit would correspondingly increase a Fund’s operating costs and decrease a Fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower Fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any Fund, certain types of Funds are more likely than others to be targets of excessive trading. For example:

•	A Fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
•	A Fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. Each Fund may have significant investments in foreign securities.

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•	A Fund that invests a significant portion of its assets in below-investment grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a Fund’s portfolio. A Fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a Fund that invests in highly liquid securities. These risks would be less significant, for example, in a Fund that primarily invests in U.S. government securities, money market instruments, investment grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of a Fund shares held by other shareholders.

Dividends and Account Policies

Dividends.  Dividends from the net investment income and the net capital gain, if any, for a Fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of a Fund or paid in cash.

Taxability of Transactions.  Dividends received from a Fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Fund’s short-term capital gains are taxable as ordinary income. Dividends from a Fund’s long-term capital gains are taxable at a lower rate. Any time you redeem or exchange shares, it is considered a taxable event for you.

Account Statements.  The Funds will provide account statements and other account information to shareholders as provided in participation agreements with insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

Disclosure of Fund portfolio holdings.  The Funds’ Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 15 days after each calendar month end. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

Broker Compensation and Revenue Sharing Arrangements

NAV shares of the fund are sold to the JHF II Portfolios and may in the future be sold to other series.

Other shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and
•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the

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fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

For a description of these compensation and revenue sharing arrangements, see the prospectuses and statement of additional information for the JHF II Portfolios. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through the Adviser’s profit on the advisory fee on the Funds.

The John Hancock Insurance Companies and certain of their separate accounts that are exempt from SEC registration may use Class 1 shares of JHF II as an underlying investment medium for exempt group annuity contracts (“Group Contracts”) issued to certain qualified retirement plans (the “Plans”). John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators (“TPAs”) for the services they provide in connection with the administration of the Plans. To the extent the John Hancock Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHF II understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. JHF II also understands that, in the case of Group Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.

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FUND DETAILS

Business Structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

The Trustees have the power to change the respective investment objective of each of the funds without shareholder approval.

The Trustees have the power to change the focus of the investment policy of each of the funds that provides for the investment of a specified percentage of its assets in particular securities or geographic regions without shareholder approval. These funds will provide written notice to shareholders at least 60 days prior to a change in their 80% investment policy, as required under the Investment Company Act of 1940, as amended (the “1940 Act”) and disclosed in the SAI.

Investment adviser

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Manages the fund’s business and investment activities.

Subadviser

Provides portfolio management to the fund.

Transfer agent

John Hancock Signature Services, Inc.

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests

Custodian

State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s NAV.

Principal distributor

John Hancock Funds, LLC

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

Management Fees

As full compensation for its services, the Adviser receives a fee from the fund.

The fee for each Fund is calculated by applying to the net assets of the Fund an annual fee rate, which is determined based on the application of the annual percentage rates for the Fund to the “aggregate net assets” of the Fund. “Aggregate net assets” of a Fund include the net assets of the Fund and the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) that have the same subadviser as the Fund. If a Fund and such other Fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for a Fund. The fee for each Fund is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the applicable annual fee rate by the value of the net assets of a Fund at the close of business on the previous business day of a Fund.

The schedule of the annual percentage rates of the management fees for the Funds are set forth in Appendix A hereto.

A discussion regarding the basis of the Board of Trustees’ approving the investment advisory and subadvisory contracts of the Fund will be available in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2009.

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Subadvisory Arrangements and Management Biographies

The Adviser has entered into a subadvisory agreement with the subadviser to the fund. Under agreement, the subadviser manages the assets of the fund, subject to the supervision of the Adviser and the Trustees of JHF II . The subadviser formulates a continuous investment program for the fund it subadvises, consistent with the fund’s investment goal and strategy as described above. The subadviser regularly reports to the Adviser and the Trustees of JHF II with respect to the implementation of such programs.

Subadvisory Fees.  The subadviser is compensated by the Adviser, subject to Board approval, and not by the fund or funds that it subadvises.

Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, a fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or a fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Set forth below is information about the subadviser and the portfolio managers for the fund, including a brief summary of the portfolio manager’s business career over the past five years. The SAI include additional details about the fund’s portfolio manager, including information about his compensation, accounts he manages other than the fund and his ownership of fund securities.

Wellington Management Company, LLP (“Wellington Management”)

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of February 28, 2009 Wellington Management had investment management authority with respect to approximately $378 billion* in assets.

Fund	Portfolio Manager

Technical Opportunities Fund	Frank L. Teixeira.

•	Frank L. Teixeira. CMT, CFA. Equity Portfolio Manager and Senior Vice President, has served as Portfolio Manager since its inception. Mr. Tiexeira began his business career over twenty years ago, and joined Wellington Management as an investment professional in 1997.

* The firm-wide asset totals do not include agency MBS pass-through accounts managed for the Federal Reserve.

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FINANCIAL HIGHLIGHTS

This section normally details the performance of the fund’s share classes. Because the fund has existed for less than a year, there are no financial highlights to report.

17

APPENDIX A

SCHEDULE OF MANAGEMENT FEES

Set forth below is the schedule of the annual percentage rates of the management fees for the fund. The advisory or management fee for the fund is calculated by applying to the net assets of the fund an annual fee rate, which is determined based on the application of the annual percentage rates for the fund to the “Aggregate Net Assets” of the Fund. Aggregate Net Assets of the fund include the net assets of the fund and the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadviser as the Fund. If the Fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

Fund	APR	Advisory Fee Breakpoint

Technical Opportunities Fund	1.35%	__ first $250 million; and
	1.30%	__ next $250 million
	1.25%	__ over $500 million

.

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FOR MORE INFORMATION

The following document is available that offers further information on JHF II:

Annual/Semi-Annual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information

The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHF II’s policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Funds II
601 Congress Street
Boston, MA 02210

By phone: 1-800-344-1029

Or You May View or Obtain These Documents and Other Information

About the Fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC
For access to the Reference Room call 1-800-SEC-0330

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

19

JOHN HANCOCK FUNDS II
CLASS NAV SHARES

TECHNICAL OPPORTUNITIES FUND

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The information in this prospectus is incomplete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities, and we are not soliciting to buy these securities, in any state where the offer or sale is not permitted.

Prospectus dated July 31, 2009

JOHN HANCOCK FUNDS II

FUND DESCRIPTIONS:
INVESTMENT OBJECTIVES AND STRATEGIES, RISKS AND PERFORMANCE

John Hancock Funds II (“JHFII”) is a series trust that is comprised of separate investment funds (each a “fund” or “Fund”, and collectively the “funds” or “Funds”). The funds of JHF II offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, the funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

This prospectus relates to the Class NAV shares of the fund listed above. Class NAV shares are sold to the Lifestyle Portfolios, Lifecycle Portfolios and Absolute Return Portfolio (each a “Portfolio” and collectively the “Portfolios”), which are other funds of the JHF II, and to certain institutional investors.

1.	Investment Management

John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser to JHF II and the funds. The Adviser administers the business and affairs of JHF II and retains and compensates the investment subadvisers which manage the assets of the funds. The subadvisers formulate a continuous investment program for the funds, consistent with their investment goals and policies. The Adviser and subadvisers are registered as investment advisers under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), or are exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

2.	Investment Objectives and Strategies

The fund has a stated investment objective, which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the fund). There can be no assurance that the fund will achieve its investment objective. The differences in objectives and policies among the funds can be expected to affect the return of each fund and the degree of market and financial risk to which each fund is subject. See “Additional Information About the Fund’s Principal Risks and Investment Policies.”

Use of Hedging and Other Strategic Transactions.  The fund is authorized to use all of the various investment strategies referred to under “Risks of Investing in Certain Types of Securities — Hedging, derivatives and other strategic transactions risk.” More complete descriptions of options, futures, currency and other derivative transactions that the fund may engage in are set forth in the Statement of Additional Information (the “SAI”).

3.	Principal Risks of Investing

Certain risks of investing in the fund are set forth in the fund’s description. If these risks materialize, an investor could lose money in the fund. The following risks as well as the definition of a non-diversified fund and the risks associated with the fund, are more fully described below under “Additional Information About the Funds’ Principal Risks and Investment Policies.”

•	Active management risk
•	Equity securities risk
•	Exchange traded funds (“ETFs”) risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk
•	Industry or sector risk
•	Initial public offerings (“IPOs”) risk
•	Issuer risk
•	Medium and smaller company risk
•	Non-diversified fund risk

Recent instability in the financial markets has led the United States Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude a fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

1

4.	Past Performance

The fund’s description contains a bar chart and a performance table, which provide some indication of the risks of investing in the fund.

Bar Chart.  The bar chart shows changes in the performance of Class NAV shares of the fund from year to year over a ten-year period, if available.

Performance Table.  The table compares each fund’s one, five and ten year average annual returns for Class NAV shares to those of a broad-based securities market index, if available.

Performance information in the bar chart and the performance table, if available, reflects all fees charged to each fund, such as advisory fees and all fund expenses.

5.	Portfolio Managers

See “Subadvisory Arrangements and Management Biographies” for information relating to the fund’s portfolio manager.

6.	Fees and Expenses

JHF II may issue Class NAV Shares.  The table below describes the fees and expenses for Class NAV Shares of each fund offered through this Prospectus. Class NAV shares do not charge a sales load or surrender fee and not subject to any Rule 12b-1 distribution and service fees.

FUND ANNUAL EXPENSES

Unless otherwise noted in the footnotes to the Expense Table, expense information for the fund is based on estimated amounts for the current fiscal year. The fund’s annual operating expenses will likely vary throughout the year and from year to year. The fund’s expenses for the current fiscal year may be higher than the expenses in the table below because certain fund expenses do not decrease as asset levels decrease and advisory fee rate breakpoints may not be achieved as asset levels decrease.

Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement [2]	Expenses
Technical Opportunities

Class NAV	1.33%	0.00%	0.07%[3]	0.00%	1.40%	0.00%	1.40%

1
The “Total Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (“Acquired Fund Fees and Expenses”). The Total Operating Expenses shown may not correlate to the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are based on the estimated indirect net expenses associated with the fund’s investment in the underlying funds.
2
Effective January 1, 2009, the Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.
3
Based on estimated expenses for the current fiscal year.
EXAMPLES OF EXPENSES

The Examples are intended to help an investor compare the cost of investing in the fund with the cost of investing in other mutual funds. The Examples assume that $10,000 is invested in the fund for the time periods indicated and then all the shares are redeemed at the end of those periods. The Examples also assume that the investment has a 5% return each year, that the fund’s operating expenses remain the same, after contractual (but not voluntary) expense reimbursements. If such expenses were reflected, the expense amounts indicated would be higher. Although a particular investor’s actual expenses may be higher or lower, based on these assumptions the expenses would be:

Fund/Class	Year 1	Year 3
Technical Opportunities

Class NAV	$143	$443

2

SPECIALTY FUND

TECHNICAL OPPORTUNITIES FUND

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	When the subadviser determines that its technical criteria are attractive, the fund will invest in equity and equity-related securities of companies located throughout the world, including the United States and emerging countries, and denominated in any currency. There is no limit on the amount the fund may invest in securities of companies domiciled outside the U.S. The subadviser employs an unconstrained investment approach driven by technical analysis. The technical indicators that the subadviser may consider include, but are not limited to, price, volume, momentum, relative strength, sector/group strength and moving averages.

In choosing prospective investments for the fund, the subadviser utilizes technical analyses to identify a universe of securities for investment consideration. The subadviser then utilizes technical analysis, and as appropriate, quantitative and fundamental inputs, to select securities for the fund’s portfolio.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. While the number of securities will vary over time, the fund typically will not exceed 60 positions and can hold significantly fewer positions.

The subadviser employs an unconstrained investment approach, and, as a result, the fund may concentrate its assets significantly in specific market capitalization ranges, industries, sectors, regions and countries. For example, there may be little or no exposure to industries with poor technical characteristics and high concentrations in industries that the subadviser deems to be attractive, thus, the fund may at times be very concentrated in one or more industries.

The fund may invest in cash and other liquid short-term fixed income securities within a wide range (0%-100% of net assets) when the subadviser believes that the fund could benefit from maintaining a higher cash exposure, including for temporary defensive purposes. The fund may also participate in initial public offerings (IPOs) based on favorable dynamics in the current IPO environment and observed technical strength among an IPO’s peers.

For the purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange traded funds (ETFs) and derivative instruments that include, but are not limited to, options and futures contracts. The fund’s investment process is expected to result in extremely high portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the fund, which could adversely affect its NAV and performance, include:

•	Active management risk
•	Equity securities risk
•	Exchange traded funds risk
•	Fixed-income securities risk
•	Foreign securities risk
•	Hedging, derivatives and other strategic transactions risk
•	High portfolio turnover risk
•	Industry or sector risk
•	Initial public offerings risk
•	Issuer risk
•	Medium and smaller company risk
•	Non-diversified risk

Past performance
This section normally shows how the fund’s total returns have varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

3

ADDITIONAL INFORMATION ABOUT
THE FUNDS’ PRINCIPAL RISKS AND INVESTMENT POLICIES

Risks of Investing in Certain Types of Securities

The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Recent Events

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship (see “Investment Policies — U.S. Government and Government Agency Obligations — U.S. Instrumentality Obligations”), the bankruptcy filing of Lehman Brothers, the sale of Merrill Lynch to Bank of America, the U.S. Government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the recent unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the fund.

Active management risk

Funds that are not index funds are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the funds could underperform other mutual funds with similar investment objectives or lose money.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value Investing Risk.  Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth Investing Risk.  Certain equity securities (generally referred to as “growth securities”) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations

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than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange traded-funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest Rate Risk.  Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit Quality Risk.  Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed-income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

Investment Grade Fixed-Income Securities in the Lowest Rating Category Risk.  Investment grade fixed-income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower Rated Fixed-Income Securities Risk and High Yield Securities Risk.  Lower rated fixed- income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to Principal and Income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
•	Price Volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
•	Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
•	Dependence on Subadviser’s Own Credit Analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed-Income Securities.  Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed-Income Securities.  Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest

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rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal.  Many types of debt securities, including floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of issuers companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging markets risk.  Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies, an economy with low-to-middle per capita income, are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk.  Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could

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result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a fund utilizes hedging and other strategic transactions, it will be subject to the same risks.

High portfolio turnover risk

A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs, which must be borne directly by a fund, and brokerage commissions and generating greater tax liabilities for shareholders. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Industry or sector risk

When a fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that industry or sector. The following paragraphs in this section describe, in alphabetical order, the industries or sectors in which the fund will principally concentrate its assets from time to time.

Banking Risk.  Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits

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ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Energy Risk.  The earnings, dividends, and securities prices of energy companies will be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy may fluctuate significantly over any time period due to many factors, including international political developments; production and distribution policies of the Organization of Petroleum Exporting Countries (“OPEC”) and other oil-producing countries; relationships among OPEC members and other oil-producing countries and between these countries and oil-importing nations; energy conservation; foreign, federal and state regulatory environments; tax policies; and the economic growth and political stability of the key energy-consuming and energy-producing countries.

Financial Services Industry Risk.  A fund investing heavily in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Insurance companies are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather castatrophes and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies’ profits may also be adversely affected by increased government regulations or tax law changes.

Health Sciences Risk.  Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.

Insurance Risk.  Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk bond” holdings) and failures of reinsurance carriers.

Internet-Related Investments Risk.  The value of companies engaged in Internet-related activities, which is a developing industry, is particularly vulnerable to: (a) rapidly changing technology; (b) extensive government regulation; and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, companies engaged in Internet-related activities are difficult to value and many have high share prices relative to their earnings which they may not be able to maintain over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations. There is no guarantee that such financing will be available when needed. Since many Internet companies are start-up companies, the risks associated with investing in small companies are heightened for these companies. Any fund that invests a significant portion of its assets in Internet-related companies should be considered extremely risky even as compared to other funds that invest primarily in small company securities.

Materials Risk.  Issuers in the materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Issuers in the materials sector are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and government regulations.

Metals Risk.  The specific political and economic risks affecting the price of metals include changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The prices of metals, in turn, are likely to affect the market prices of securities of companies mining or processing metals, and accordingly, the value of investments in such securities may also be affected. Metal-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on metal-related investments have traditionally been more volatile than investments in broader equity or debt markets.

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Other Financial Services Companies Risk.  Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Technology Related Risk.  A fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described under “Medium and smaller company risk.”

Telecommunications Risk.  Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Utilities Risk.  Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition.

For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Issuer risk

An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than the more widely-held securities. Medium and smaller companies may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply

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to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers resulting in a greater susceptibility to associated risks. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

YOUR ACCOUNT

Class NAV Shares

Class NAV shares are sold to certain affiliated funds, each of which is a fund of funds that invests in various other funds of JHF II and John Hancock Funds III. Class NAV shares are also sold to retirement plans and to certain institutional investors, including the Education Trust of Alaska, the issuer of interests in the John Hancock Freedom 529 plan.

Other classes of shares of the fund, which have their own expense structures, may be offered in separate prospectuses.

Transaction Policies

Valuation of shares.  Securities held by the fund (except securities held by a money market fund, shares of other open-end investment companies held by a fund of funds, and debt instruments with remaining maturities of 60 days or less) are valued at their market value if market quotations are readily available. Otherwise, the fund’s portfolio securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the fund’s Pricing Committee, and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees. Shares of other open-end investment companies held by the fund are valued at NAV. Securities held by a money market fund and debt instruments with remaining maturities of 60 days or less are valued at amortized cost.

Generally, trading (i) in non-U.S. securities; (ii) U.S. government securities; and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the NYSE. The values of such securities used in computing the fund’s NAV are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including: (i) in the case of foreign securities: developments in foreign markets, the performance of U.S. securities markets, the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities and the fact that the fund is calculating its NAV when a particular foreign market is closed, (ii) in the case of fixed-income securities, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and (iii) in the case of all securities: political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded, announcements concerning matters such as trading suspensions, acquisitions, recapitalizations, or litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry, and events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). In view of the factors in the case of foreign securities, it is likely that a fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

Fair value pricing of securities is intended to help ensure that the fund’s NAV reflects the value of the fund’s portfolio securities as of the close of the NYSE (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices, reflecting stale security valuations, and promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a fund’s assets that is invested in other open-end investment companies, that portion of the fund’s NAV is calculated

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based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

If the fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares, the NAV of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

Purchase and Redemption Prices.  When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

Execution of Requests.  The Funds are open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after the receipt of your request in good order.

In unusual circumstances, any Fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive Trading.  The Funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a Fund can disrupt Fund investment strategies and may increase Fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to Reject or Restrict Purchase and Exchange Orders.  Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, a Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on Exchange Activity” described below if a Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund or otherwise not be in a Fund’s best interest in light of unusual trading activity related to your account. In the event a Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund’s judgment, such delay would be in the Fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the Fund’s NAVs at the conclusion of the delay period. Each Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange Limitation Policies.  The Board of Trustees has adopted the following policies and procedures by which the Funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on Exchange Activity.  Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since Funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of a Fund’s shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a Fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation

11

policy, a Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the Ability to Detect and Curtail Excessive Trading Practices.  Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive Trading Risk.  To the extent that a Fund or its agents are unable to curtail excessive trading practices in a Fund, these practices may interfere with the efficient management of the Fund, and may result in a Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in Fund transactions. Increased Fund transactions and use of the line of credit would correspondingly increase a Fund’s operating costs and decrease a Fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower Fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any Fund, certain types of Funds are more likely than others to be targets of excessive trading. For example:

•	A Fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
•	A Fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. Each Fund may have significant investments in foreign securities.
•	A Fund that invests a significant portion of its assets in below-investment grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a Fund’s portfolio. A Fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a Fund that invests in highly liquid securities. These risks would be less significant, for example, in a Fund that primarily invests in U.S. government securities, money market instruments, investment grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of a Fund shares held by other shareholders.

Dividends and Account Policies

Dividends.  Dividends from the net investment income and the net capital gain, if any, for a Fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of a Fund or paid in cash.

Taxability of Transactions.  Dividends received from a Fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Fund’s short-term capital gains are taxable as ordinary income. Dividends from a Fund’s long-term capital gains are taxable at a lower rate. Any time you redeem or exchange shares, it is considered a taxable event for you.

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Account Statements.  The Funds will provide account statements and other account information to shareholders as provided in participation agreements with insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

Disclosure of Fund portfolio holdings.  The Funds’ Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 15 days after each calendar month end. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

Broker Compensation and Revenue Sharing Arrangements

NAV shares of the fund are sold to the JHF II Portfolios and may in the future be sold to other series.

Other shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and
•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor’s marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the Distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the fund, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

For a description of these compensation and revenue sharing arrangements, see the prospectuses and statement of additional information for the JHF II Portfolios. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through the Adviser’s profit on the advisory fee on the Funds.

13

FUND DETAILS

Business Structure

The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

The Trustees have the power to change the respective investment objective of each of the funds without shareholder approval.

The Trustees have the power to change the focus of the investment policy of each of the funds that provides for the investment of a specified percentage of its assets in particular securities or geographic regions without shareholder approval. These funds will provide written notice to shareholders at least 60 days prior to a change in their 80% investment policy, as required under the Investment Company Act of 1940, as amended (the “1940 Act”) and disclosed in the SAI.

Investment adviser

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Manages the fund’s business and investment activities.

Subadviser

Provides portfolio management to the fund.

Custodian

State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s NAV.

Principal distributor

John Hancock Funds, LLC

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

Management Fees

As full compensation for its services, the Adviser receives a fee from the fund.

The fee for each Fund is calculated by applying to the net assets of the Fund an annual fee rate, which is determined based on the application of the annual percentage rates for the Fund to the “aggregate net assets” of the Fund. “Aggregate net assets” of a Fund include the net assets of the Fund and the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) that have the same subadviser as the Fund. If a Fund and such other Fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for a Fund. The fee for each Fund is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the applicable annual fee rate by the value of the net assets of a Fund at the close of business on the previous business day of a Fund.

The schedule of the annual percentage rates of the management fees for the Funds are set forth in Appendix A hereto.

A discussion regarding the basis of the Board of Trustees’ approving the investment advisory and subadvisory contracts of the Fund will be available in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2009.

Subadvisory Arrangements and Management Biographies

The Adviser has entered into a subadvisory agreement with the subadviser to the fund. Under the agreement, the subadviser manages the assets of the fund, subject to the supervision of the Adviser and the Trustees of JHF II . The subadviser formulates a continuous investment program for the fund it subadvises, consistent with the fund’s investment goal and strategy as described above. The subadviser regularly reports to the Adviser and the Trustees of JHF II with respect to the implementation of such programs.

Subadvisory Fees.  The subadviser is compensated by the Adviser, subject to Board approval, and not by the fund or funds that it subadvises.

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Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, a fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or a fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Set forth below is information about the subadviser and the portfolio manager for the fund, including a brief summary of the portfolio manager’s business career over the past five years. The SAI includes additional details about the fund’s portfolio manager, including information about his compensation, accounts he manages other than the fund and his ownership of fund securities.

Wellington Management Company, LLP (“Wellington Management”)

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of February 28, 2009 Wellington Management had investment management authority with respect to approximately $378 billion* in assets.

Fund	Portfolio Manager

Technical Opportunities Fund	Frank L. Teixeira.

•	Frank L. Teixeira. CMT, CFA. Equity Portfolio Manager and Senior Vice President, has served as Portfolio Manager since its inception. Mr. Tiexeira began his business career over twenty years ago, and joned Wellington Management as an investment professional in 1997.

* The firm-wide asset totals do not include agency MBS pass-through accounts managed for the Federal Reserve.

15

FINANCIAL HIGHLIGHTS

This section normally details the performance of the fund’s share classes. Because the fund has existed for less than a year, there are no financial highlights to report.

16

APPENDIX A

SCHEDULE OF MANAGEMENT FEES

Set forth below is the schedule of the annual percentage rates of the management fees for the fund. The advisory or management fee for the fund is calculated by applying to the net assets of the fund an annual fee rate, which is determined based on the application of the annual percentage rates for the fund to the “Aggregate Net Assets” of the fund. Aggregate Net Assets of the fund include the net assets of the fund and the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadviser as the fund. If the fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

Fund	APR	Advisory Fee Breakpoint

Technical Opportunities Fund	1.35%	__ first $250 million; and
	1.30%	__ next $250 million
	1.25%	__ over $500 million

.

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FOR MORE INFORMATION

The following document is available that offers further information on JHF II:

Annual/Semi-Annual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information

The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHF II’s policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Funds II
601 Congress Street
Boston, MA 02210

By phone: 1-800-344-1029

Or You May View or Obtain These Documents and Other Information

About the Fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC
For access to the Reference Room call 1-800-SEC-0330

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

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JOHN HANCOCK FUNDS II
TECHNICAL OPPORTUNITIES FUND
Class A, I, 1 and NAV
Statement of Additional Information
July 31, 2009
John Hancock Technical Opportunities Fund
This Statement of Additional Information (“SAI”) provides information about the John Hancock Technical Opportunities Fund (the “fund”) of John Hancock Funds II (“JHF II” or the “Trust”). This SAI contains information in addition to the information that is contained in the fund’s prospectus dated July 31, 2009 (the “Prospectus”).
This SAI is not a prospectus. It should be read in conjunction with the Prospectus, copies of which can be obtained free of charge by writing or telephoning:
John Hancock Signature Services, Inc.
P. O. Box 9510
Portsmouth, NH 03802-9510
1-(800)-225-5291
www.jhfunds.com

ORGANIZATION OF JOHN HANCOCK FUNDS II
JHF II was organized on June 28, 2005 as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts and is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). T he fund is a series of JHF II.
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser to JHF II and the fund. The Adviser is a Delaware limited liability corporation whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.
Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and Asia, and primarily as John Hancock in the United States, the group offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Funds under management by Manulife Financial and its subsidiaries were Cdn$404 billion (US$330.09 billion) as at December 31, 2008.
MFC trades as “MFC” on the Toronto Stock Exchange, New York Stock Exchange and Philippine Stock Exchange, and under ‘0945’ on the Stock Exchange of Hong Kong. MFC can be found on the Internet at www.manulife.com.
INVESTMENT POLICIES
The principal strategies and risks of investing in the fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or SAI, the investment objective and policies of the fund may be changed without shareholder approval. The fund may invest in the types of instruments described below, unless otherwise indicated in the Prospectus or SAI.
Money Market Instruments
The fund may invest in money market instruments (and other securities as noted in the Prospectus) for temporary defensive purposes.
U.S. Government and Government Agency Obligations
U.S. Government Obligations. U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include treasury bills, notes and bonds.
GNMA Obligations. GNMA obligations are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), which guarantee is supported by the full faith and credit of the U.S. Government.
U.S. Agency Obligations. U.S. Government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. Government pursuant to authority granted by Congress. U.S. Government agency obligations include, but are not limited to:
-Student Loan Marketing Association;
-Federal Home Loan Banks (“FHLBs”);
-Federal Intermediate Credit Banks; and

-Federal National Mortgage Association (“Fannie Mae”).
U.S. Instrumentality Obligations. U.S. instrumentality obligations include, but are not limited to, those issued by the Export-Import Bank and Farmers Home Administration.
Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate
Credit Banks. Others, such as those issued by the Fannie Mae, FHLBs and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. In addition, other obligations such as those issued by the Student Loan Marketing Association are supported only by the credit of the agency or instrumentality. There are also separately traded interest components of securities issued or guaranteed by the U.S. Treasury.
No assurance can be given that the U.S. government will provide financial support for the obligations of such U.S. government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this document, “U.S. Government securities” refers not only to securities issued or guaranteed as to principal or interest by the U.S. Treasury but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. government.
It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of its credit. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.
Municipal Obligations
Municipal Bonds. Municipal bonds are issued to obtain funding for various public purposes including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax. The payment of principal and interest by issuers of certain obligations purchased may be guaranteed by a letter of credit, note repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the subadviser in determining whether a municipal obligation meets investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.
Municipal Notes. Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond and revenue anticipation notes and project notes.
Municipal Commercial Paper. Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is backed in many cases by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks and other institutions.
Federal tax legislation enacted in the 1980s placed substantial new restrictions on the issuance of the bonds described above and in some cases eliminated the ability of state or local governments to issue municipal obligations for some of the above purposes. Such restrictions do not affect the federal income tax treatment of municipal obligations issued prior to the effective dates of the provisions imposing such restrictions. The effect of these restrictions may be to reduce the volume of newly issued municipal obligations.
Issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due the principal of and interest on their municipal obligations may be affected.
The yields of municipal bonds depend upon, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Standard & Poor’s (“S&P”) Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Investors Service (“Fitch”) represent their respective opinions on the quality of the municipal bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields and municipal bonds of the same maturity and coupon with different ratings may have the same yield. See Appendix A for a description of ratings. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.
Canadian and Provincial Government and Crown Agency Obligations
Canadian Government Obligations. Canadian Government obligations are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans.
Canadian Crown Obligations. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency (“Crown Agencies”) pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown Agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. These obligations include, but are not limited to, those issued or guaranteed by the:
-Export Development Corporation;
-Farm Credit Corporation;
-Federal Business Development Bank; and
-Canada Post Corporation.
In addition, certain Crown Agencies that are not, by law, agents of Her Majesty may issue obligations that, by statute, the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown Agencies that are not, by law, agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown Agencies that are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.

Provincial Government Obligations. Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. These securities include treasury bills, notes, bonds and debentures.
Provincial Crown Agency Obligations. Provincial Crown Agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency (“Provincial Crown Agencies”) pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain Provincial Crown Agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other Provincial Crown Agencies which are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other Provincial Crown Agencies that are not, by law, agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of Provincial Crown Agencies that are not agents of Her Majesty and that it has not guaranteed, as it is not obligated to do so by law. Provincial Crown Agency obligations described above include, but are not limited to, those issued or guaranteed by a:
-provincial railway corporation;
-provincial hydroelectric or power commission or authority;
-provincial municipal financing corporation or agency; and
-provincial telephone commission or authority.
Any Canadian obligation acquired will be payable in U.S. dollars.
Certificates Of Deposit, Time Deposits And Bankers’ Acceptances
Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.
Time Deposits. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.
Bankers’ Acceptances. Bankers’ acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are “accepted” when a bank guarantees their payment at maturity.
These obligations are not insured by the Federal Deposit Insurance Corporation.
Commercial Paper
Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.
Variable Amount Master Demand Notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., “lending”) fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.
A subadviser will only invest in variable amount master demand notes issued by companies which, at the date of investment, have an outstanding debt issue rated “Aaa” or “Aa” by Moody’s or “AAA” or “AA” by S&P and which the applicable subadviser has determined present minimal risk of loss. A subadviser will look generally at the financial strength of the issuing company as “backing” for the note and not to any security interest or supplemental source, such as a bank letter of credit. A variable amount master demand note will be valued on each day a net asset value per share (“NAV”) is determined. The NAV will generally be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.
Corporate Obligations
Corporate obligations are bonds and notes issued by corporations to finance long-term credit needs.
Repurchase Agreements
Repurchase agreements are arrangements involving the purchase of an obligation and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by the fund to the seller of the obligation with such obligation serving as collateral for the seller’s agreement to repay the amount borrowed with interest. Repurchase agreements permit the opportunity to earn a return on cash that is only temporarily available. Repurchase agreements may be entered with banks, brokers or dealers. However, a repurchase agreement will only be entered with a broker or dealer if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased decrease below the resale price.
Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.
A subadviser shall engage in a repurchase agreement transaction only with those banks or broker/dealers who meet the subadviser’s quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The fund also may engage in repurchase agreement transactions. The counterparties to a repurchase agreement transaction are limited to a:
-Federal Reserve System member bank;
-primary government securities dealer reporting to the Federal Reserve Bank of New York’s Market Reports Division; or
-broker/dealer, which reports U.S. Government securities positions to the Federal Reserve Board.
The fund may also participate in repurchase agreement transactions utilizing the settlement services of clearing firms that meet applicable Adviser and/or subadviser creditworthiness requirements.
The Adviser and the subadvisers will continuously monitor the respective transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.
The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss, if any, would be the difference between the repurchase price and the underlying obligation’s market value. The fund might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation might be delayed or limited.
Foreign Repurchase Agreements
Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if it is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets, or relating to emerging markets, may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.
Recent Events
Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship (see “Investment Policies — U.S. Government and Government Agency Obligations — U.S. Instrumentality Obligations”), the bankruptcy filing of Lehman Brothers, the sale of Merrill Lynch to Bank of America, the U.S. Government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.
In addition to the recent unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the fund.
OTHER INSTRUMENTS
The following discussion provides an explanation of some of the other instruments in which the fund may invest, consistent with its investment objectives and policies.
Warrants
Warrants may trade independently of the underlying securities. Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

Reverse Repurchase Agreements
Under a reverse repurchase agreement, the fund sells a debt security and agrees to repurchase it at an agreed upon time and at an agreed upon price. The fund retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the fund repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the fund receives for the security and the amount it pays on repurchase is payment of interest. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. A reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in the fund’s NAV per share. The fund will cover its repurchase agreement transactions by maintaining in a segregated custodial account cash, Treasury bills or other U.S. Government securities having an aggregate value at least equal to the amount of such commitment to repurchase including accrued interest, until payment is made.
Investments in Creditors’ Claims
Creditors’ claims in bankruptcy (“Creditors’ Claims”) are rights to payment from a debtor under the U.S. bankruptcy laws. Creditors’ Claims may be secured or unsecured. A secured claim generally receives priority in payment over unsecured claims.
Sellers of Creditors’ Claims can either be: (i) creditors that have extended unsecured credit to the debtor company (most commonly trade suppliers of materials or services); or (ii) secured creditors (most commonly financial institutions) that have obtained collateral to secure an advance of credit to the debtor. Selling a Creditor’s Claim offers the creditor an opportunity to turn a claim that otherwise might not be satisfied for many years into liquid assets.
Creditors’ Claims may be purchased directly from a creditor although most are purchased through brokers. Creditors’ Claims can be sold as a single claim or as part of a package of claims from several different bankruptcy filings. Purchasers of Creditors’ Claims may take an active role in the reorganization process of the bankrupt company and, in certain situations where the Creditors’ Claim is not paid in full, the claim may be converted into stock of the reorganized debtor.
Although Creditors’ Claims can be sold to other investors, the market for Creditors’ Claims is not liquid and, as a result, a purchaser of a Creditors’ Claim may be unable to sell the claim or may have to sell it at a drastically reduced price. There is no guarantee that any payment will be received from a Creditors’ Claim, especially in the case of unsecured claims.
Mortgage Securities
Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, the fund receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.
In addition, because the underlying mortgage loans and assets may be prepaid at any time, if the fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if the fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.
Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or “margin” to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:
-one-year, three-year and five-year constant maturity Treasury Bill rates;
-three-month or six-month Treasury Bill rates;
-11th District Federal Home Loan Bank Cost of Funds;
-National Median Cost of Funds; or
-one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”) and other market rates.
During periods of increasing rates, the fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or “cap rates” for a particular mortgage. In this event, the value of the mortgage securities in the fund would likely decrease.
During periods of declining interest rates, income to the fund derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, the fund’s NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.
Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:
-mortgage banks;
-commercial banks;
-investment banks;
-savings and loan associations; and
-special purpose subsidiaries of the foregoing.
Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or Freddie Mac, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see “Types of Credit Support” below. The fund will not limit its investments in mortgage securities to those with credit enhancements.
Collateralized Mortgage Obligations (“CMOs”). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so-called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher, which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.
CMOs purchased by the fund may be:
(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;
(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or
(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.
Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). Separately traded interest components of securities may be issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.
Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the fund invests. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of the fund’s net assets. See “Additional Investment Policies.”
Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.
As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and SAI, is expected to contribute to the fund’s relatively stable NAV.
Similar securities such as Super Principal Only (“SPO”) and Levered Interest Only (“LIO”) are more volatile than POs and IOs. Risks associated with instruments such as SPOs are similar in nature to those risks related to investments in POs. Risks associated with LIOs and IOettes (a.k.a. “high coupon bonds”) are similar in nature to those associated with IOs. Other similar instruments may develop in the future.
Under the Internal Revenue Code of 1986, as amended (the “Code”), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the fund.
Inverse Floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which the fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters may be illiquid together with any other illiquid investments, will not exceed 15% of the fund’s net assets. See “Additional Investment Policies.”
Inverse floaters are derivative mortgage securities which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.
Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described under “Asset-Backed Securities.”
Asset-Backed Securities
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.
Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, the fund’s ability to maintain an investment including high-yielding asset-backed securities will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. Unless otherwise stated in the Prospectus, the fund will only invest in asset-backed securities rated, at the time of purchase, AA or higher by S&P or Aa or higher by Moody’s.
As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see “Types of Credit Support” below. The fund will not limit its investment in asset-backed securities to those with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under “Additional Investment Policies.”
Types of Credit Support. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:
-liquidity protection; and
-default protection.
Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Some examples of credit support include:
-“senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);
-creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and
-“over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).
The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.
The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.
Collateralized Debt Obligations. Collateralized debt obligations (“CDOs”) include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust, which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the fund as illiquid securities; however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in the SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) CDOs may be subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Zero Coupon Securities, Deferred Interest Bonds And Pay-In-Kind Bonds
Zero coupon securities, deferred interest bonds and pay-in-kind bonds involve special risk considerations. Zero coupon securities and deferred interest bonds are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. When a zero coupon security or a deferred interest bond is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding these securities until maturity know at the time of their investment what the return on their investment will be. Pay-in-kind bonds are bonds that pay all or a portion of their interest in the form of debt or equity securities.
Zero coupon securities, deferred interest bonds and pay-in-kind bonds are subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities and deferred interest bonds usually appreciate during periods of declining interest rates and usually depreciates during periods of rising interest rates.
Issuers of Zero Coupon Securities and Pay-In-Kind Bonds. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds are generally not traded on a national securities exchange, these securities are widely traded by brokers and dealers and, to the extent they are widely traded, will not be considered illiquid for the purposes of the investment restriction under “Additional Investment Policies.”
Tax Considerations. Current federal income tax law requires the holder of a zero coupon security or certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, the fund may be required to distribute income accrued with respect to these securities and may have to dispose of fund securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Loans And Other Direct Debt Instruments
Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that the fund supply additional cash to a borrower on demand.
High Yield (High Risk) Domestic Corporate Debt Securities
High yield U.S. corporate debt securities include bonds, debentures, notes, bank loans, credit-linked notes and commercial paper. Most of these debt securities will bear interest at fixed rates except bank loans, which usually have floating rates. Bonds may have variable rates of interest or debt securities, which involve equity features, such as equity warrants or convertible outright and participation features (i.e., interest or other payments, often in addition to a fixed rate of return. These equity warrants are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).
The market for high yield U.S. corporate debt securities has undergone significant changes since it was first established. Issuers in the U.S. high yield market originally consisted primarily of growing small capitalization companies and larger capitalization companies whose credit quality had declined from investment grade. During the mid-1980s, participants in the U.S. high yield market issued high yield securities principally in connection with leveraged buyouts and other leveraged recapitalizations. In late 1989 and 1990, the volume of new issues of high yield U.S. corporate debt declined significantly and liquidity in the market decreased. Since early 1991, the volume of new issues of high yield U.S. corporate debt securities has increased substantially and secondary market liquidity has improved. During the same periods, the U.S. high yield debt market exhibited strong returns. Currently, most new offerings of U.S. high yield securities are being issued to refinance higher coupon debt and to raise funds for general corporate purposes as well as to provide financing in connection with leveraged transactions.
Brady Bonds
Brady Bonds are debt securities issued under the framework of the “Brady Plan,” an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, involves the exchange of external commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Brady Bonds issued to date generally have maturities between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. In addition to Brady Bonds, investments in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan are available.
Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included:
-the exchange of outstanding commercial bank debt for bonds issued at 100% of face value, which carry a below-market stated rate of interest (generally known as par bonds);
-bonds issued at a discount from face value (generally known as discount bonds);
-bonds bearing an interest rate which increases over time; and
-bonds issued in exchange for the advancement of new money by existing lenders.

Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of one percent above the current six-month LIBOR rate. Regardless of the stated face amount and interest rate of the various types of Brady Bonds, the fund will purchase Brady Bonds in secondary markets in which the price and yield to the investor reflect market conditions at the time of purchase.
Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund (the “IMF”), the World Bank and the debtor nations’ reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.
The fund may purchase Brady Bonds with no or limited collateralization, and must rely for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.
Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transactional securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which the fund invests are likely to be acquired at a discount.
Sovereign Debt Obligations
Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loan or loan participations. Sovereign debt of developing countries may involve a high degree of risk and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.
Indexed Securities
Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
Currency indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities. Currency indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
Hybrid Instruments
Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (“Hybrid Instruments”).
Characteristics of Hybrid Instruments. Generally, a Hybrid Instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to the following:
-prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”); or
-an objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “Benchmarks”).
Hybrid Instruments may take a variety of forms, including, but not limited to:
-debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time;
-preferred stock with dividend rates determined by reference to the value of a currency; or
-convertible securities with the conversion terms related to a particular commodity.
Uses of Hybrid Instruments. Hybrid Instruments provide an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.
One approach is to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the investing fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.
The purpose of this type of arrangement, known as a structured security with an embedded put option, is to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that such a strategy will be successful and the value of the fund may decline; for example, if interest rates may not move as anticipated or credit problems could develop with the issuer of the Hybrid Instrument.
Risks of Investing in Hybrid Instruments. The risks of investing in Hybrid Instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a Hybrid Instrument may include significant risks not associated with a similar investment in a traditional debt instrument with a fixed principal amount, is denominated in U.S. dollars, or that bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published

Benchmark. The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various Benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. See “Hedging and Other Strategic Transactions” for a description of certain risks associated with investments in futures, options, and forward contracts.
Volatility. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or underlying asset may not move in the same direction or at the same time.
Leverage Risk. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates, but bear an increased risk of principal loss (or gain). For example, an increased risk of principal loss (or gain) may result if “leverage” is used to structure a Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a change in a Benchmark or underlying asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss, as well as the potential for gain.
Liquidity Risk. Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet the needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter (“OTC”) market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor, which the fund would have to consider and monitor.
Lack of U.S. Regulation. Hybrid Instruments may not be subject to regulation of the Commodities Futures Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission (“SEC”), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.
The various risks discussed above with respect to Hybrid Instruments particularly the market risk of such instruments, may cause significant fluctuations in the fund’s NAV.
Depositary Receipts
Securities of foreign issuers may include American Depository Receipts, European Depositary Receipts, Global Depositary Receipts, and International Depositary Receipts (“ADRs,” “EDRs,” “GDRs,” and “IDRs,” respectively). Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.
ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security and will reflect any changes in exchange rates. An investment in ADRs involves risks associated with investing in foreign securities.
Securities of foreign issuers also include EDRs, GDRs, and IDRs, which are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs, GDRs, and IDRs are not necessarily quoted in the same currency as the underlying security.

Variable And Floating Rate Obligations
Investments in floating or variable rate securities normally will involve industrial development or revenue bonds, which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of Treasury Bonds or Bills or the prime rate at a major commercial bank. In addition, a bondholder can demand payment of the obligations on behalf of the investing fund on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before the fund is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed by the investing fund through the demand feature, the obligations mature on a specified date, which may range up to thirty years from the date of issuance.
Exchange Traded Funds (“ETFs”)
These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed fund of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying securities and ETFs have management fees which increase their costs.
ADDITIONAL INVESTMENT POLICIES
The following provides a more detailed explanation of some investment policies.
Lending Securities
The fund may lend its securities so long as its loans of securities do not represent in excess of 33 1/3% of the fund’s total assets. This lending limitation is a fundamental restriction, which may not be changed without shareholder approval. The procedure for lending securities is for the borrower to give the fund collateral consisting of cash, cash equivalents or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral.
Securities will be loaned only under the following conditions:
(1) the borrower must furnish collateral equal at all times to the market value of the securities loaned, and the borrower must agree to increase the collateral on a daily basis if the securities loaned increase in value;
(2) the loan must be made in accordance with New York Stock Exchange (“NYSE”) rules, which presently require the borrower, after notice, to redeliver the securities within five business days; and
(3) the fund may pay reasonable service, placement, custodian or other fees in connection with loans of securities and share a portion of the interest from these investments with the borrower of the securities.
As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.
When-Issued Securities/Forward Commitments
In order to help ensure the availability of suitable securities, the fund may purchase debt or equity securities on a “when-issued” or on a “forward commitment” basis. Purchasing securities on a when-issued or forward commitment basis means that the obligations will be delivered to the fund at a future date, which may be one month or longer after the date of the commitment. Except as may be imposed by these factors, there is no limit on the percent of the fund’s total assets that may be committed to such transactions.

Under normal circumstances, the fund will take delivery of the securities, but may, if deemed advisable, sell the securities before the settlement date. In general, the fund does not pay for the securities, or start earning interest on them, until the obligations are scheduled to be settled. The fund does, however, record the transaction and reflect the value each day of the securities in determining its NAV. At the time of delivery, the value of when-issued or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction. While awaiting delivery of the obligations purchased on such bases, the fund will maintain on its records liquid assets consisting of cash or high quality debt securities equal to the amount of the commitments to purchase when-issued or forward commitment securities. The availability of liquid assets for this purpose and the effect of asset segregation on the fund’s ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio, will limit the extent to which the fund may purchase when-issued or forward commitment securities.
Mortgage Dollar Rolls
Under a mortgage dollar roll, the fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar securities (of the same type, coupon and maturity) securities on a specified future date. During the roll period, the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. The fund may also be compensated by receipt of a commitment fee. The fund may only enter into “covered rolls.” A covered roll is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction or for which the fund maintains on its records liquid assets having an aggregate value at least equal to the amount of such commitment to repurchase. Dollar roll transactions involve the risk that the market value of the securities sold by the fund may decline below the repurchase price of those securities. A mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in the fund’s NAV per share.
Illiquid Securities
The fund may not invest more than 15% of its net assets in securities that are not readily marketable (“illiquid securities”). Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the fund may be forced to sell them at a discount from the last offer price.
Illiquid securities may include, but are not limited to: (a) repurchase agreements with maturities greater than seven days; (b) futures contracts and options thereon for which a liquid secondary market does not exist; (c) time deposits maturing in more than seven calendar days; and (d) securities of new and early stage companies whose securities are not publicly traded.
Rule 144A Securities are excluded from the limitation on illiquid securities. Securities that are restricted as to resale but for which a ready market is available pursuant to an exemption provided by Rule 144A of the Securities Act of 1933 (“1933 Act”) or other exemptions from the registration requirements of the 1933 Act may be excluded from the 10% and 15% limitation on illiquid securities. The subadviser will decide, subject to the oversight of the Trust’s Board of Trustees (the “Board”), whether securities sold pursuant to Rule 144A are readily marketable for purposes of the fund’s investment restriction. The subadviser will also monitor the liquidity of Rule 144A securities held by the fund. To the extent that Rule 144A securities held by the fund should become illiquid because of a lack of interest on the part of qualified institutional investors, the fund’s overall liquidity could be adversely affected.
Section 4(2) Commercial Paper is excluded from the limitation on illiquid securities. The fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act. Section 4(2) commercial paper is restricted as to the disposition under federal securities law, and is generally sold to institutional investors, such as the fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be made in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors, like the fund, through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The fund’s subadviser believes that Section 4(2) commercial paper meets its criteria for liquidity. The fund intends, therefore, to treat Section 4(2) commercial paper as liquid and not subject to the investment limitation applicable to illiquid securities. The fund’s subadviser will monitor the liquidity of Section 4(2) commercial paper held by the fund, subject to the Board’s oversight.
Short Sales
The fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open, the fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale “against-the-box”).
The fund may also sell a security it does not own in anticipation of a decline in the market value of that security (a “short sale”). To complete such a transaction, the fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay the lender any dividends or interest which accrues during the period of the loan. To borrow the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the fund replaces a borrowed security, it will segregate with its custodian cash or other liquid assets at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaced the borrowed security. The fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.
Investment In Other Investment Companies
The fund may invest in other investment companies (including shares of closed-end investment companies, unit investment trusts, and open-end investment companies) to the extent permitted by federal securities laws (including the rules, regulations and interpretations thereunder) and to the extent permitted by exemptive relief obtained from the SEC by the custodian and the subadviser.
Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company-level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities when traded OTC or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which the fund can invest in securities of other investment companies is limited by federal securities laws.
Loan Participations And Assignments
Loan participations are loans or other direct debt instruments, which are interests in amounts owned by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the term of the loan agreement relating to loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
When the fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligation acquired by the fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. It is anticipated that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.
Index-Related Securities (“Equity Equivalents”)
Certain types of securities enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or S&P’s Depository Receipts (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.
Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities compromising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying the fund’s assets across a broad range of securities.
To the extent that the fund invests in securities of other investment companies, including Equity Equivalents, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operations. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, if the fund invests in Equity Equivalents, shareholders may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, the fund’s investments in such investment companies are subject to limitations under the 1940 Act and market availability.

The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting Equity Equivalents could adversely affect the liquidity and value of the shares of the fund.
Fixed Income Securities
Investment grade bonds are rated at the time of purchase in the four highest rating categories by a nationally recognized securities rating organization (“NRSRO”), such as those rated Aaa, Aa, A and Baa by Moody’s or AAA, AA, A and BBB by S&P’s Division of The McGraw Hill Companies, Inc. (“S&P”). Obligations rated in the lowest of the top four rating categories (such as Baa by Moody’s or BBB by S&P) may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments, including a greater possibility of default or bankruptcy of the issuer, than is the case with higher grade bonds. Subsequent to its purchase, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase. In addition, it is possible that Moody’s, S&P and other NRSROs might not timely change their ratings of a particular issue to reflect subsequent events. None of these events will require the sale of the securities by the fund, although the subadviser will consider these events in determining whether it should continue to hold the securities.
Market Capitalization Weighted Approach
Market capitalization weighting is used to determine individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the subadviser, for a variety of factors. The fund may deviate from market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum portion of the assets of the fund. Additionally, the subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The subadviser may exclude the eligible security of a company that meets applicable market capitalization criterion if it determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.
Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management); (ii) treasury shares; or (iii) shares subject to foreign ownership restrictions.
Deviation from market capitalization weighting also will occur because the subadviser generally intends to purchase in round lots. Furthermore, the subadviser may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of the fund’s assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting.
Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, would be purchased under a market capitalization weighted approach. Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the subadviser will prepare a list of companies whose stock is eligible for investment by the fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the subadviser then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. This deviation could be substantial if a significant amount of holdings of the fund change in value sufficiently to be excluded from the requirement for eligible securities but not by a sufficient amount to warrant their sale.
Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the subadviser may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of countries will likely vary from their weighting in published international indices.
Non-Diversified
Definition of Non-Diversified. Any fund that is non-diversified is not limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by the fund’s own investment restrictions. In contrast, a diversified fund, as to at least 75% of the value of its total assets, generally may not invest more than five percent of its total assets in the securities, or own more than ten percent of the outstanding voting securities, of any one issuer.
Since a non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies, it may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets’ assessment of any of these companies.
RISK FACTORS
The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
Equity Securities
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of the fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the fund could decline if the financial condition of the companies invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.
Fixed-Income Securities
Fixed-income securities are generally subject to two principal types of risks:
(a) interest rate risk; and (b) credit quality risk.
Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after the fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Investing in lower rated fixed-income securities is riskier than investing in higher rated fixed-income securities.
Investment Grade Fixed-Income Securities In The Lowest Rating Category
Investment grade fixed-income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.
Lower Rated Fixed-Income Securities
Lower rated fixed-income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P). The principal risks of investing in these securities are as follows:
Risk to Principal and Income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
Price Volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market’s perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
Dependence on Subadviser’s Own Credit Analysis. While a subadviser to the fund may rely on ratings by established credit rating agencies, it may also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.
Additional Risks Regarding Lower Rated Corporate Fixed-income Securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities.
Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.
Additional Risks Regarding Lower Rated Foreign Government Fixed-income Securities. Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described under “Foreign Securities.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.
Small and Medium Size Companies
Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (i.e., less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources and a small management group.
Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.
Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of the fund’s investments to decrease if it needs to sell such securities when there are few interested buyers.
Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.
Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for the fund, a subadviser may not be aware of problems associated with the company issuing the security.
Medium Size Companies. Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.
Foreign Securities
Currency Fluctuations. Investments in foreign securities may cause the fund to lose money when converting investments from foreign currencies into U.S. dollars. The fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the fund could still lose money.
Political and Economic Conditions. Investments in foreign securities subject the fund to the political or economic conditions of the foreign country. These conditions could cause the fund’s investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the fund from selling its investment and taking the money out of the country.
Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay the fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, the fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

Nationalization of Assets. Investments in foreign securities subject the fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company’s securities could decrease in value or even become worthless.
Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.
Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for the fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.
Investment Company Securities
The fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ fund securities.
Stripped Securities
Stripped securities are the separate income or principal components of a fixed-income security. The risks associated with stripped securities are similar to those of other fixed-income securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury. Please refer to the Fixed-Income Securities section above for more information.
Mortgage-Backed and Asset-Backed Securities
Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not the purchase of shares of the fund.
Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.
When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.
When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the fund.
Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by the fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.
Collateralized Mortgage Obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.
Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.
Securities Linked to the Real Estate Market
Investing in securities of companies in the real estate industry subjects the fund to the risks associated with the direct ownership of real estate. These risks include:
-declines in the value of real estate;
-risks related to general and local economic conditions;
-possible lack of availability of mortgage funds;
-overbuilding;
-extended vacancies of properties;
-increased competition;
-increases in property taxes and operating expenses;
-change in zoning laws;
-losses due to costs resulting from the clean-up of environmental problems;
-liability to third parties for damages resulting from environmental problems;

-casualty or condemnation losses;
-limitations on rents;
-changes in neighborhood values and the appeal of properties to tenants; and
-changes in interest rates.
Therefore, investing a substantial amount of its assets in securities of companies in the real estate industry may cause the value of the fund’s shares to change at different rates compared to the value of shares of the fund with investments in a mix of different industries.
Securities of companies in the real estate industry include real estate investment trusts (“REITs”), including equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Small and Medium Size Companies” for a discussion of the risks associated with investments in these companies.
Initial Public Offerings (“IPOs”)
IPOs may have a magnified impact on the performance of a mutual fund with a small asset base. The impact of IPOs on the fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to the fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the fund may hold IPO shares for a very short period of time. This may increase the fund’s turnover and may lead to increased expenses, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.
U.S. Government Securities
U.S. government securities are issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include those issued by Fannie Mae, the FHLBs and the Freddie Mac.
High Yield (High Risk) Securities
General. High yield securities are those rated below investment grade and comparable unrated securities. These securities offer yields that fluctuate over time, but generally are superior to the yields offered by higher rated securities. However, securities rated below investment grade also have greater risks than higher rated securities as described below.
Interest Rate Risk. To the extent that the fund invests in fixed-income securities, the fund’s NAV can be expected to change as general levels of interest rates fluctuate. However, the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors (such as developments relating to a specific issuer) when interest rates decline, the value of a fixed-income fund generally rise. Conversely, when interest rates rise, the value of a fixed-income fund will decline.
Liquidity. The secondary markets for high yield corporate and sovereign debt securities are not as liquid as the secondary markets for investment grade securities. The secondary markets for high yield debt securities are concentrated in relatively few market makers and participants are mostly institutional investors. In addition, the trading volume for high yield debt securities is generally lower than for investment grade securities. Furthermore, the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer.
These factors may have an adverse effect on the fund’s ability to dispose of particular high yield investments. These factors also may limit the fund’s ability to obtain accurate market quotations to value securities and calculate NAV. If the fund is not able to obtain precise or accurate market quotations for a particular security, it will be more difficult for the subadviser to value the fund’s investments.
Less liquid secondary markets may also affect the fund’s ability to sell securities at their fair value. The fund may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities. These securities may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of the fund’s assets invested in illiquid securities may increase.
Non-Investment Grade Corporate Debt Securities. While the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of non-investment grade corporate debt securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.
In addition, these securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.
Non-Investment Grade Foreign Sovereign Debt Securities. Investing in non-investment grade foreign sovereign debt securities will expose the fund to the consequences of political, social or economic changes in the developing and emerging market countries that issue the securities. The ability and willingness of sovereign obligors in these countries to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Developing and emerging market countries have historically experienced (and may continue to experience) high inflation and interest rates, exchange rate trade difficulties, extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability.
The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by:
-the obligor’s balance of payments, including export performance;

-the obligor’s access to international credits and investments;
-fluctuations in interest rates; and
-the extent of the obligor’s foreign reserves.
Obligor’s Balance of Payments. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.
Obligor’s Access to International Credits and Investments. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure in any of these efforts may result in the cancellation of these third parties’ lending commitments, thereby further impairing the obligor’s ability or willingness to service its debts on time.
Obligor’s Fluctuations in Interest Rates. The cost of servicing external debt is generally adversely affected by rising international interest rates since many external debt obligations bear interest at rates, which are adjusted based upon international interest rates.
Obligor’s Foreign Reserves. The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.
The Consequences of a Default. As a result of the previously listed factors, a governmental obligor may default on its obligations. If a default occurs, the fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of the foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.
Sovereign obligors in developing and emerging countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations. This difficulty has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things:
-reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds; and
-obtaining new credit to finance interest payments.
Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Securities in the Lowest Rating Categories. Certain debt securities in which the fund may invest may have (or be considered comparable to securities having) the lowest ratings for non-subordinated debt instruments assigned by Moody’s or S&P. These securities are rated Caa or lower by Moody’s or CCC or lower by S&P. These securities are considered to have the following characteristics:
-extremely poor prospects of ever attaining any real investment standing;
-current identifiable vulnerability to default;
-unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions;
-are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations; and/or
-are default or not current in the payment of interest or principal.
Accordingly, it is possible that these types of characteristics could, in certain instances, reduce the value of securities held by the fund with a commensurate effect on the value of the fund’s shares.
HEDGING AND OTHER STRATEGIC TRANSACTIONS
Hedging refers to protecting against possible changes in the market value of securities that the fund already owns or plans to buy, or protecting the fund’s unrealized gains. These strategies may also be used to gain exposure to a particular market. Because of the uncertainties under the federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the fund is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Trust’s Chief Compliance Officer (“CCO”). The hedging and other strategic transactions which may be used by the fund, consistent with its investment objectives and policies, are described below:
-exchange-listed and OTC put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments;
-financial futures contracts (including stock index futures);
-interest rate transactions*;
-currency transactions**;
-swaps (including interest rate, index, equity, credit default swaps and currency swaps); and
-structured notes, including hybrid or “index” securities.

*	The fund’s interest rate transactions may take the form of swaps, caps, floors and collars.

**	The fund’s currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.
Hedging and Other Strategic Transactions may be used for the following purposes:
-to attempt to protect against possible changes in the market value of securities held or to be purchased by the fund resulting from securities markets or currency exchange rate fluctuations;
-to protect the fund’s unrealized gains in the value of its securities;
-to facilitate the sale of the fund’s securities for investment purposes;

-to manage the effective maturity or duration of the fund’s securities;
-to establish a position in the derivatives markets as a method of gaining exposure to a particular market; or
-to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
General Characteristics of Options
Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Many hedging and other strategic transactions involving options require segregation of fund assets in special accounts, as described under “Use of Segregated and Other Special Accounts.”
Put Options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell (and the writer the obligation to buy) the underlying security, commodity, index, currency or other instrument at the exercise price. The fund’s purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the fund the right to sell the instrument at the option exercise price.
If and to the extent authorized to do so, the fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. The fund will not sell put options if, as a result, more than 50% of the fund’s assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts.
Risk of Selling Put Options. In selling put options, the fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.
Call Options. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. The fund’s purchase of a call option on an underlying instrument might be intended to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An “American” style put or call option may be exercised at any time during the option period, whereas a “European” style put or call option may be exercised only upon expiration or during a fixed period prior to expiration.
Partial Hedge or Income to the Fund. If the fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the fund or will increase the fund’s income. Similarly, the sale of put options can also provide fund gains.
Covering of Options. All call options sold by the fund must be “covered” (that is, the fund must own the securities or futures contract subject to the call or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding).
Risk of Selling Call Options. Even though the fund will receive the option premium to help protect it against loss, a call option sold by the fund will expose the fund during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.
Exchange-listed Options. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example but is also applicable to other similar financial intermediaries.

OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under “Eurodollar Instruments”) are cash settled for the net amount, if any, by which the option is “in-the-money” at the time the option is exercised. “In-the-money” means the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.
The fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are:
-insufficient trading interest in certain options;
-restrictions on transactions imposed by an exchange;
-trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits;
-interruption of the normal operations of the OCC or an exchange;
-inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or
-a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.
The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.
OTC Options. OTC options are purchased from or sold to counterparties such as securities dealers, financial institutions through direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that any fund authorized to use OTC options will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.
Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the subadviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be met. The fund will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers,” or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the subadviser. In the absence of a change in the current position of the SEC’s staff, OTC options purchased by the fund and the amount of the fund’s obligation pursuant to an OTC option sold by the fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

Types of Options That May Be Purchased. The fund may purchase and sell call options on securities indices, currencies, and futures contracts, as well as and on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets.
The fund reserves the right to invest in options on instruments and indices, which may be developed in the future to the extent consistent with applicable law, the investment objective and the restrictions set forth herein.
General Characteristics of Futures Contracts and Options on Futures Contracts
The fund may trade financial futures contracts (including stock index futures contracts which are described below) or purchase or sell put and call options on those contracts for the following purposes:
-as a hedge against anticipated interest rate, currency or market changes;
-for duration management;
-for risk management purposes; and
-to gain exposure to a securities market.
Futures contracts are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.
With respect to futures contracts that are not legally required to “cash settle,” the fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle”, such as Eurodollar, UK 90 day and Euribor futures; however, the fund is permitted to set aside or earmark liquid assets in an amount equal to the fund’s daily marked to market (net) obligation, if any, (in other words, the fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures contracts, the fund will have the ability to employ such futures contracts to a greater extent than if the fund were required to segregate assets equal to the full market value of the futures contract.
Use Will Be Consistent with Applicable Regulatory Requirements. The fund’s use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular with the rules and regulations of the CFTC and will be entered into primarily for bona fide hedging, risk management (including duration management) or to attempt to increase income or gains.
Margin. Maintaining a futures contract or selling an option on a futures contract will typically require the fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets (“initial margin”) that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (“variation margin”) may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of the fund. If the fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position.

Settlement. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.
Value of Futures Contracts Sold by the Fund. The value of all futures contracts sold by the fund (adjusted for the historical volatility relationship between the fund and the contracts) will not exceed the total market value of the fund’s securities.
Stock Index Futures
Definition. A stock index futures contract (an “Index Future”) is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.
Uses of Index Futures. Below are some examples of how Index Futures may be used:
-In connection with the fund’s investment in common stocks, the fund may invest in Index Futures while the subadviser seeks favorable terms from brokers to effect transactions in common stocks selected for purchase.
-The fund may also invest in Index Futures when a subadviser believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the fund’s pending investment in such stocks when they do become available.
-Through the use of Index Futures, the fund may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit the fund to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security), which may result from increases or decreases in positions already held by the fund.
-The fund may also invest in Index Futures in order to hedge its equity positions.
Hedging and other strategic transactions involving futures contracts and options on futures contracts will be purchased, sold or entered into primarily for bona fide hedging, risk management or appropriate fund management purposes including gaining exposure to a particular securities market. The fund will not act as a “commodity pool” (i.e., a pooled investment vehicle, which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC).
Options on Securities Indices and Other Financial Indices (“Options on Financial Indices”)
Description of Options on Financial Indices. Options on Financial Indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, Options on Financial Indices settle by cash settlement. Cash settlement means that the holder has the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call (or is less than, in the case of a put) the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case for options on securities. In the case of an OTC option, physical delivery may be used instead of cash settlement. By purchasing or selling Options on Financial Indices, the fund can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.
Yield Curve Options

The fund may also enter into options on the “spread,” or yield differential, between two fixed income securities, in transactions referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.
Yield curve options may be used for the same purposes as other options on securities. Specifically, the fund may purchase or write such options for hedging purposes. For example, the fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the subadviser, the fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by the fund will be “covered.” A call (or put) option is covered if the fund holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the fund’s net liability under the two options. Therefore, the fund’s liability for such a covered option is generally limited to the difference between the amounts of the fund’s liability under the option written by the fund less the value of the option held by it. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter.
Currency Transactions
The fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include:
-forward currency contracts;
-exchange-listed currency futures contracts and options thereon;
-exchange-listed and OTC options on currencies; and
-currency swaps.
A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described under “Swap Agreements and Options on Swap Agreements”. The fund may enter into currency transactions only with counterparties that are deemed creditworthy by the subadviser.
The fund’s dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps will be limited to hedging and similar purposes, including transaction hedging, position hedging, cross hedging and proxy hedging. The fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuation from one country to another.
The fund may also engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between the fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inceptions of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.
When the fund enters into a non-deliverable forward transaction, its custodian will place segregated assets in a segregated account of the fund in an amount not less than the value of the fund’s total assets committed to the consummation of such non-deliverable forward transaction. If the additional segregated assets placed in the segregated account decline in value or the amount of the fund’s commitment increases because of changes in currency rates, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the fund’s commitments under the non-deliverable forward agreement.
Since the fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation to pay under the agreement. If the counterparty defaults, the fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, the fund will succeed in pursuing contractual remedies. The fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.
In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, the fund could sustain losses on the non-deliverable forward transaction. The fund’s investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.
Transaction Hedging. Transaction hedging involves entering into a currency transaction with respect to specific assets or liabilities of the fund, which will generally arise in connection with the purchase or sale of the fund’s securities or the receipt of income from them.
Position Hedging. Position hedging involves entering into a currency transaction with respect to fund securities positions denominated or generally quoted in that currency.
Cross Hedging. The fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the fund has or in which the fund expects to have exposure.
Proxy Hedging. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, the fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the fund’s holdings are exposed is generally difficult to hedge or specifically difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of the fund’s securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the fund’s securities denominated in linked currencies.
Risk of Currency Transactions. Currency transactions are subject to risks different from other fund transactions, as discussed below under “Risk Factors.” If the fund enters into a currency hedging transaction, the fund will comply with the asset segregation requirements described below under “Use of Segregated and Other Special Accounts.”

Combined Transactions
Multiple transactions include multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although the fund will normally enter into combined transactions to reduce risk or otherwise more effectively achieve the desired fund management goal, it is possible that the combination will instead increase the risks or hinder achievement of the fund’s objective.
Swap Agreements and Options on Swap Agreements
Among the hedging and other strategic transactions into which the fund may be authorized to enter are swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent that the fund invests in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements.
To obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible are reasons to enter into a swap transaction.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with the fund’s investment objectives and general investment polices, the fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the fund may be required to pay a higher fee at each swap reset date.
A swap agreement (“Swap Option”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may also write (sell) and purchase put and call Swap Options.
Depending on the terms of the particular option agreement, the fund will generally incur a greater degree of risk when it writes a Swap Option than it will incur when it purchases a Swap Option. When the fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the fund writes a Swap Option, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. Most other types of swap agreements entered into by the fund would calculate the obligations of the parties to the agreement on a “net basis”. Consequently, the fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of liquid assets, to avoid any potential leveraging of the fund. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the fund’s investment restriction concerning senior securities. The fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the fund’s total assets.
The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The fund may be either the buyer or seller in the transaction. If the fund is a buyer and no credit event occurs, the fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the fund would effectively add leverage to the fund because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements involve greater risks than if the fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which the fund is the buyer, the fund will segregate or “earmark” cash or liquid assets determined, or enter into certain offsetting positions, with a value at least equal to the fund’s exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a mark-to-market basis. In connection with credit default swaps in which the fund is the seller, the fund will segregate or “earmark” cash or liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or “earmarking” will ensure that the fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the fund’s portfolio. Such segregation or “earmarking” will not limit the fund’s exposure to loss.
Whether the fund’s use of swap agreements or Swap Options will be successful in furthering its investment objective of total return will depend on the subadviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the fund by the Code may limit its ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, a swap transaction may be subject to the fund’s limitation on investments in illiquid securities.
Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the fund’s interest. The fund bears the risk that the subadviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for it. If a subadviser attempts to use a swap as a hedge against, or as a substitute for, the fund investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the fund investment. This could cause substantial losses for the fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.
Many swaps are complex and often valued subjectively. Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC.
To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.
Eurodollar Instruments
Investments in Eurodollar instruments are typically dollar-denominated futures contracts or options on those contracts that are linked to the LIBOR. In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.
Risk of Hedging and Other Strategic Transactions
Hedging and Other Strategic Transactions have special risks associated with them, including:
-possible default by the counterparty to the transaction;
-markets for the securities used in these transactions could be illiquid; and
-to the extent the subadviser’s assessment of market movements is incorrect, the risk that the use of the hedging and other strategic transactions could result in losses to the fund.
Losses resulting from the use of Hedging and Other Strategic Transactions will reduce the fund’s NAV, and possibly income. Losses can be greater than if Hedging and Other Strategic Transactions had not been used.
Options and Futures Transactions. Options transactions are subject to the following additional risks:
-option transactions could force the sale or purchase of fund securities at inopportune times or for prices higher than current market values (in the case of put options) or lower than current market values (in the case of call options), or could cause the fund to hold a security it might otherwise sell (in the case of a call option); and
-options markets could become illiquid in some circumstances and certain OTC options could have no markets. As a result, in certain markets, the fund might not be able to close out a transaction without incurring substantial losses.
Futures transactions are subject to the following additional risks:
-The degree of correlation between price movements of futures contracts and price movements in the related securities position of the fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the fund’s position.
-Futures markets could become illiquid. As a result, in certain markets, the fund might not be able to close out a transaction without incurring substantial losses.
Although the fund’s use of futures and options for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, it will tend, at the same time, to limit the potential gain that might result from an increase in value.
Currency Hedging. In addition to the general risks of hedging and other strategic transactions described above, currency hedging transactions have the following risks:
-Currency hedging can result in losses to the fund if the currency being hedged fluctuates in value to a degree or direction that is not anticipated.
-Proxy hedging involves determining the correlation between various currencies. If the subadviser’s determination of this correlation is incorrect, the fund’s losses could be greater than if the proxy hedging were not used.
-Foreign government exchange controls and restrictions on repatriation of currency can negatively affect currency transactions. These forms of governmental actions can result in losses to the fund if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.
Currency Futures Contracts and Options on Currency Futures Contracts. Currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. In addition, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.
Risks of Hedging and Other Strategic Transactions Outside the United States
When conducted outside the United States, hedging and other strategic transactions will not only be subject to the risks described above but could also be adversely affected by:
-foreign governmental actions affecting foreign securities, currencies or other instruments;
-less stringent regulation of these transactions in many countries as compared to the United States;
-the lack of clearing mechanisms and related guarantees in some countries for these transactions;
-more limited availability of data on which to make trading decisions than in the United States;
-delays in the fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States;
-the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and
-lower trading volume and liquidity.
Use of Segregated and Other Special Accounts
Use of extensive hedging and other strategic transactions by the fund will require, among other things, that the fund segregate cash, liquid high grade debt obligations or other assets with its custodian, or a designated subcustodian, to the extent the fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency.
In general, either the full amount of any obligation by the fund to pay or deliver securities or assets must be covered at all times by (a) holding the securities, instruments or currency required to be delivered, or (b) subject to any regulatory restrictions, segregating an amount of cash or other liquid asset at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Some examples of cover requirements are set forth below.
Call Options. A call option on securities written by the fund will require the fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or other liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the fund on an index will require the fund to own portfolio securities that correlate with the index or to segregate cash or other liquid assets equal to the excess of the index value over the exercise price on a current basis.
Put Options. A put option on securities written by the fund will require the fund to segregate cash or other liquid assets equal to the exercise price.
OTC Options. OTC options entered into by the fund, including those on securities, currency, financial instruments or indices, and OTC-issued and exchange-listed index options will generally provide for cash settlement, although the fund will not be required to do so. As a result, when the fund sells these instruments it will segregate an amount of cash or other liquid assets equal to its obligations under the options. OTC-issued and exchange-listed options sold by the fund other than those described above generally settle with physical delivery, and the fund will segregate an amount of cash or liquid high grade debt securities equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.
Currency Contracts. Except when the fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the fund to buy or sell a foreign currency will generally require the fund to hold an amount of that currency or liquid securities denominated in that currency equal to the fund’s obligations or to segregate cash or other liquid assets equal to the amount of the fund’s obligations.
Futures Contracts and Options on Futures Contracts. In the case of a futures contract or an option on a futures contract, the fund must deposit initial margin and, in some instances, daily variation margin, in addition to segregating assets sufficient to meet its obligations under the contract. These assets may consist of cash, cash equivalents, liquid debt, equity securities or other acceptable assets.
Swaps. The fund will calculate the net amount, if any, of its obligations relating to swaps on a daily basis and will segregate an amount of cash or other liquid assets having an aggregate value at least equal to this net amount.
Caps, Floors and Collars. Caps, floors and collars require segregation of assets with a value equal to the fund’s net obligation, if any.
Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. The fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation. The fund could purchase a put option, for example, if the exercise price of that option is the same or higher than the exercise price of a put option sold by the fund. In addition, if it holds a futures contracts or forward contract, the fund could, instead of segregating assets, purchase a put option on the same futures contract or forward contract with an exercise price as high or higher than the price of the contract held. Other hedging and strategic transactions may also be offset in combinations. If the offsetting transaction terminates on or after the time the primary transaction terminates, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.
Other Limitations
The fund will not maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions. The gain or loss on these open positions will be adjusted for the historical volatility relationship between that portion of the fund and the contracts (e.g., the Beta volatility factor). In the alternative, however, the fund could maintain sufficient liquid assets in a segregated account equal at all times to the current market value of the open short position in futures contracts, call options written on futures contracts and call options written on securities indices, subject to any other applicable investment restrictions.
For purposes of this limitation, to the extent that the fund has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the fund will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

INVESTMENT RESTRICTIONS
There are two classes of investment restrictions to which JHF II is subject in implementing the investment policies of the fund: (a) fundamental and (b) nonfundamental. Fundamental restrictions may only be changed by a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. Nonfundamental restrictions are subject to change by the Board, without shareholder approval.
When submitting an investment restriction change to the holders of the fund’s outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to the fund if a majority of the outstanding voting securities of the fund vote for the approval of the matter, notwithstanding that the matter has not been approved by either: (1) the holders of a majority of the outstanding voting securities of any other series of the Trust affected by the matter; or (2) the vote of a majority of the outstanding voting securities of the Trust as a whole.
Restrictions (1) through restriction (6) are fundamental. Restrictions (7) through (10) are non-fundamental.
Fundamental
The fund may not issue senior securities, except to the extent that the borrowing of money in accordance with restriction (3) below may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued, forward commitment or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.) In addition, unless the fund is specifically excepted by the terms of a restriction:
(1) The fund may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(2) The fund may not engage in the business of underwriting securities issued by others, except to the extent that the fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.
(3) The fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund’s ownership of securities.
(4) The fund may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(5) The fund may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(6) The fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
Non-Fundamental
Unless the fund is specifically excepted by the terms of a restriction, the fund will not:
(7) Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, which are not readily marketable.

(8) Make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the fund’s net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin. Short sales “against-the-box” are not subject to this limitation.
(9) Purchase securities for the purpose of exercising control or management.
(10) Pledge, hypothecate, mortgage or transfer (except as provided in restriction (6)) as security for indebtedness any securities held by the fund, except in an amount of not more than 10% of the value of the fund’s total assets and then only to secure borrowings permitted by restrictions (1) and (8). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.
If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment’s percentage of the value of the fund’s total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, any change in the subadviser’s assessment of the security), or change in the percentage of fund assets invested in certain securities or other instruments, or change in the average duration of a fund’s portfolio, resulting from market fluctuations or other changes in the fund’s total assets will not require the fund to dispose of an investment until the subadviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the fund. In the event that rating services assign different ratings to the same security, the subadviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.
PORTFOLIO TURNOVER
The annual rate of portfolio turnover may be high, and may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the fund. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the fund’s portfolio securities. (Excluded from the computation are all securities, including options, with maturities at the time of acquisition of one year or less).
THOSE RESPONSIBLE FOR MANAGEMENT
The business of JHF II, an open-end management investment company, is managed by the Board, including certain Trustees who are not “interested persons” of the Trust (as defined by the 1940 Act) (the “Independent Trustees”). The Board appoints officers who are responsible for the day-to-day operations of the fund and who execute policies formulated by the Board. Several of the Trustees and officers of JHF II are also officers or Directors of the Adviser, or officers or Directors of the principal distributor to the fund, John Hancock Funds, LLC (the “Distributor”). The tables below present certain information regarding the Trustees and officers of JHF II, including their principal occupations. Each Trustee oversees all funds of JHF II, and some Trustees also oversee other funds in the John Hancock Fund Complex. The address of each Trustee and officer is 601 Congress Street, Boston, Massachusetts 02210.

     Independent Trustees

			Number of funds in
		Principal Occupation(s) and other	Fund Complex
Name (Birth Year)	Position(s) with Trust (1)	Directorships During Past 5 Years	Overseen by Trustee
Charles L. Bardelis (1941)	Trustee (since 2005)	Director, Island Commuter Corp. (Marine Transport).

		Trustee of John Hancock Trust (since 1988).	212

Peter S. Burgess (1942)	Trustee (since 2005)	Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (prior to 1999).	212

		Director of the following publicly traded companies: PMA Capital Corporation (since 2004) and Lincoln Educational Services Corporation (since 2004).

		Trustee of John Hancock Trust (since 2005).

Elizabeth G. Cook (1937)	Trustee (since 2005)	Expressive Arts Therapist, Massachusetts General Hospital (September 2001 to present); Expressive Arts Therapist, Dana Farber Cancer Institute (2000 to 2004).	212

		Trustee of John Hancock Trust (since 2005).

		Former Trustee of John Hancock Funds III (2005 to 2006).

Theron S. Hoffman(2) (1947)	Trustee (since 2008)	Trustee of John Hancock Trust (since September 2008); Chief Executive Officer, T. Hoffman Associates, LLC (since 2003); Director, The Todd Organization (since 2003); President, Westport Resources Management (2006 to 2008); Partner/Operating Head & Senior Managing Director, Putnam Investments (2000 to 2003).	212

Hassell H. McClellan (1945)	Trustee (since 2005)	Associate Professor, The Graduate School of The Wallace E. Carroll School of Management, Boston College.

		Trustee of John Hancock Trust (since 2005).	212

		Trustee of Virtus Funds (formerly Phoenix Mutual Funds) (since 2008).

			Number of funds in
	Position(s) Held	Principal Occupation(s) and other	Fund Complex
Name (Birth Year)	with Trust (1)	Directorships During Past 5 Years	Overseen by Trustee
James. M. Oates (1946)	Trustee (since 2005) and Chairman of the Board (since 2005)	Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman, Emerson Investment Management, Inc. (since 2000); Chairman, Hudson Castle Group, Inc. (1997 to 2006).	212

		Director of the following publicly traded companies: Stifel Financial (since 1996); Investor Financial Services Corporation (1995 to 2007); and Connecticut River Bancorp, Director (since 1998).

		Director, Virtus Funds (since 2009) (formerly, Phoenix Mutual Funds), since 1988; and Emerson Investment Management (since 2000).

		Trustee of John Hancock Trust (since 2004).

		Former Trustee of John Hancock Funds III (2005 to 2006).

Steven M. Roberts(2) (1944)	Trustee (2008)	Trustee of John Hancock Trust (since September 2008); Board of Governors Deputy Director, Federal Reserve System (2005 to 2008); Partner, KPMG (1987 to 2004).	212

(1)	Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

(2)	Mr. Hoffman and Mr. Roberts were appointed to the Board on September 26, 2008.

Trustee Emeritus

Name (Birth Year)	Position(s) Held with Trust (1)	Principal Occupation(s) and other Directorships During Past 5 Years	Number of funds in Fund Complex Overseen by Trustee
John D. Richardson(1) (1938)	Trustee Emeritus	Former Trustee of John Hancock Trust (Retired, 2006). Former Senior Executive Vice President, Office of the President, MFC (2000 to 2002) (Retired, March 2002); Executive Vice President and General Manager, U.S. Operations, Manulife Financial (1995 to 2000).	212

(1)	Mr. Richardson became a non-voting Trustee Emeritus on December 14, 2006.

Interested Trustees

			Number of
			Portfolios in
	Position(s) Held	Principal Occupation(s) and other	Portfolio Complex
Name (Birth Year)	with Trust	Directorships During Past 5 Years	Overseen by Trustee
James R. Boyle (1) (1959)	Trustee (since 2005)	Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (JHA), the Distributor, and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company) (since 2005); Chairman and Director, the Adviser (since 2006); Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).	273

Grace K. Fey (2) (1946)	Trustee (since 2008)	Trustee of John Hancock Trust (since 2008); Chief Executive Officer, Grace Fey Advisors (since 2007); Director & Executive Vice President, Frontier Capital Management Company (1988 to 2007).	212

(1)	The Trustee is an “interested person” (as defined in the 1940 Act) due to his positions with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the Adviser.

(2)	Ms. Fey was appointed by the Board as a Trustee on September 26, 2008. Ms. Fey is an “interested person” (as defined in the 1940 Act) of the Trust due to a deferred compensation arrangement with her former employer, Frontier Capital Management Company, which is a subadviser of certain funds of John Hancock Funds II and John Hancock Trust.

Principal Officers who are not Trustees

Position(s)
	Held with the	Officer	Principal Occupation(s) and other
Name (Birth Year)	Trust	since	Directorships During Past 5 Years
Keith F. Hartstein (1956)	President and Chief Executive Officer	(since 2005)	Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief Executive Officer, JHA, The Berkeley Group, the Distributor (since 2005); Director, MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature Services, Inc. (Signature Services) (since 2005); President and Chief Executive Officer, the Adviser (since 2006); President and Chief Executive Officer, John Hancock Funds (JHF) John Hancock Funds II, John Hancock Funds III, and John Hancock Trust (since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.) (2005-2006); Executive Vice President, the Distributor (until 2005).

Thomas M. Kinzler (1955)	Secretary and Chief Legal Officer	(since 2006)	Vice President and Counsel for John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006); Vice President and Associate General Counsel for Massachusetts Mutual Life Insurance Company (1999 to 2006); Secretary and Chief Legal Counsel for MML Series Investment Fund (2000-2006); Secretary and Chief Legal Counsel for MassMutual Institutional Funds (2000-2004); Secretary and Chief Legal Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004-2006).

Francis V. Knox, Jr. (1947)	CCO	(since 2005)	Vice President and CCO, the Adviser, JHA, and MFC Global (U.S.) (since 2005); CCO, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004).

Gordon M. Shone (1956)	Treasurer	(since 2005)	Treasurer, John Hancock Funds (since 2006); John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003 to 2005); Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President, the Adviser and JHA (since 2006).

Position(s)
	Held with the	Officer	Principal Occupation(s) and other
Name (Birth Year)	Trust	since	Directorships During Past 5 Years
John G. Vrysen (1955)	Chief Operating Officer	(since 2007)	Senior Vice President, MFC (since 2006); Director, Executive Vice President and Chief Operating Officer, JHA, The Berkeley Group and the Distributor (since 2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hanock Funds III, John Hancock Trust (since 2007); Director, Executive Vice President, and Chief Financial Officer, the Adviser, The Berkeley Group and the Distributor (until 2007); Executive Vice President and Chief Financial Officer, the Adviser (since 2005), Vice President and Chief Financial Officer, MFC Global (U.S.) (since 2005); Signature Services (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III, John Hancock Trust (2005 to 2007); Vice President and General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice President, Operations Manulife Wood Logan (2000 to 2004).

Charles A. Rizzo (1959)	Chief Financial Officer	(since 2007)	Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005 to 2007); Vice President, Goldman Sachs (2005 to 2007); Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003-2005).

Board Committees
The Board established the following standing committees: (i) an Audit Committee composed solely of Independent Trustees (Peter S. Burgess, Charles L. Bardelis, John D. Richardson and Steven M. Roberts); (ii) a Nominating Committee composed of all of the Independent Trustees; (iii) a Compliance Committee composed solely of Independent Trustees (Elizabeth G. Cook, Hassell H, McClellan, Grace K. Fey, Theron S. Hoffman and James M. Oates) (the interested Trustees may serve as ex-officio members); and (iv) three Investment Committees, each of which is comprised solely of Independent Trustees (Investment Performance Committee A: James M. Oates, John D. Richardson, Theron S. Hoffman and Elizabeth G. Cook; Investment Performance Committee B: Charles L. Bardelis and Steven M. Roberts; Investment Performance Committee C: Hassell H. McClellan, James R. Boyle, Grace K. Fey and Peter S. Burgess) (with the interested Trustees and the President of JHF II serving as ex-officio members in certain cases). For the fiscal year ended December 31, 2008, the Audit Committee and Compliance Committee each held four (4) meetings; each of the Investment Committees held five (5) meetings; and the Nominating Committee held no meetings.
Audit Committee. The Audit Committee reviews the internal and external accounting and auditing procedures of JHF II and, among other things, considers the selection of independent registered public accounting firm for JHF II, approves all significant services proposed to be performed by the independent registered public accounting firm and considers the possible effect of such services on the independent registered public accounting firm’s independence.
Nominating Committee. The Nominating Committee selects and nominates candidates as additional Independent Trustees or to fill vacancies on the Board. The Nominating Committee will consider candidates recommended by JHF II shareholders or group annuity contract owners investing in JHF II through insurance company separate accounts. Such candidates will be considered in the same manner as candidates recommended by other sources. Names of candidates recommended by shareholders or group annuity contract owners may be submitted to the Secretary of JHF II at 601 Congress Street, Boston, Massachusetts 02210, along with relevant biographical information.
When evaluating a person as a potential nominee to serve as an Independent Trustee, the Nominating Committee will generally consider, among other factors: (i) whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board and the series of the Trust, with consideration being given to the person’s business, academic or other experience and education and to such other factors as the Nominating Committee may consider relevant; (iv) the character and integrity of the person; and (v) desirable personality traits, including independence, leadership and ability to work with others. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following sources: current Trustees, officers, shareholders, group annuity contract owners and any other source the Nominating Committee deems appropriate. In addition, the Nominating Committee may use the services of a professional search firm to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
Compliance Committee. The Compliance Committee reviews and makes recommendation to the full Board regarding certain compliance matters relating to JHF II, including the annual report of the CCO of JHF II regarding its compliance program, matters relating to the pricing of the Trust’s series, the Codes of Ethics of JHF II, the Adviser, the subadviser and regulatory changes.
Investment Committees. Each of the Investment Committee’s subcommittees reviews investment performance and other matters relating to a particular group of Trust series and the subadvisers to those series.

Compensation of Trustees and Officers
The following table provides information regarding the compensation paid by JHF II and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. JHF II pays fees only to its Independent Trustees. The Independent Trustees receive an annual retainer of $40,000 and a fee of $4,000 for attendance at meeting of the Trustees that they attend in person. Each Trustee is reimbursed for travel and other out-of-pocket expenses. The Chairman of the Board receives an additional $30,000 annual retainer. The Chairman of the Audit Committee receives an additional $5,000 annual retainer. The Chairman of the Compliance Committee receives an additional $2,500 annual retainer.
Compensation Table (1)

Total Compensation
from JHF II and the
	Total Compensation from	John Hancock Fund
Name of Trustee	JHF II (12/31/08)	Complex (12/31/08)
Independent Trustees
Charles L. Bardelis	$	$
Peter S. Burgess	$	$
Elizabeth Cook	$	$

Theron S. Hoffman	$	$
Hassell H. McClellan	$	$
James M. Oates	$	$
Steven M. Roberts	$	$
Interested Trustees
James R. Boyle	—	—
Grace K. Fey	$	$
Trustee Emeritus	$	$
John D. Richardson(2)	$	$

(1)	Compensation received for services as a Trustee. JHF II does not have a pension or retirement plan for any of its Trustees or officers. In addition, JHF II does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the “Plan”). Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the mutual funds in the John Hancock Fund Complex that participates in the Plan.

(2)	Mr. Richardson is a non-voting “emeritus” Trustee.
Trustee Ownership of Shares of the Fund
The table below lists the amount of securities of the fund beneficially owned by each Trustee as of December 31, 2008, as of which time the fund had not commenced operations. The table below also lists the amount of securities of all funds overseen by the Trustee in the family of investment companies as of December 31, 2008. For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following table:
Ownership range:
A — $0
B — $1 up to and including $10,000
C — $10,001 up to and including $50,000
D — $50,001 up to and including $100,000
E — $100,001 or more

Independent Trustees
	Charles		Elizabeth
	L.	Peter S.	G.	Theron S.	Hassell H.	Steven M.	James M.
Portfolio	Bardelis	Burgess	Cook	Hoffman	McClellan	Roberts	Oates
Technical Opportunities Fund	A	A	A	A	A	A	A
Aggregate Dollar Range of Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies	E	E	E	A	D	A	E

Interested Trustees
Portfolio	James M. Boyle	Grace K. Fey
Technical Opportunities Fund	A	A
Aggregate Dollar Range of Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies	E	A

Trustee Emeritus
Portfolio	John D. Richardson
Technical Opportunities Fund	A
Aggregate Dollar Range of Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies	A

*	Information about Board approval of the Advisory and subadvisory agreements is available in the Annual/semi-annual reports.
INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES
The Advisory Agreement
The fund has entered into an investment management contract (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser selects, contracts with, and compensates subadvisers to manage the investment and reinvestment of the assets of the fund, subject to the general supervision of the Board. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of the fund and reviews the performance of such subadvisers and reports periodically on such performance to the Board. The Adviser may elect to manage directly the investment and reinvestment of the assets of the fund, subject to the approval of the Board. In directly managing the assets, the Adviser will have the same responsibilities as those described below with respect to a subadviser under a subadvisory agreement.
JHF II bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders’ reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of fund securities transactions; expenses pursuant to the fund’s plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the fund (including an allocable portion of the cost of the Adviser’s employees rendering such services to the fund); the compensation and expenses of officers and Trustees (other than persons serving as President or Trustee who are otherwise affiliated with the Trust’s series, the Adviser or any of their affiliates); expenses of Trustees’ and shareholders’ meetings; trade association memberships; insurance premiums; and any extraordinary expenses.
Pursuant to the Service Agreement, the Adviser provides the financial, accounting and administrative services such as legal services; tax, accounting, recordkeeping and financial management services and functions.
Adviser Compensation. As compensation for its services, the Adviser receives a fee from the fund. The fee for the fund is stated as an annual percentage of the current value of the “aggregate net assets” of the fund. “Aggregate net assets” of the fund include the net assets of the fund and in most cases, the net assets of one or more other funds (or portions thereof) but in each case, only for the period during which the subadviser to the fund also serves as the subadviser to the other fund(s) (or portions thereof). The fee for the fund is based on the applicable annual rate for it which for each day is equal to (i) the sum of the amounts determined by applying the annual percentage rates for the fund to the applicable portions of aggregate net assets divided by (ii) aggregate net assets (totaling the “Applicable Annual Fee Rate”). The fee for the fund is accrued and paid daily to the Adviser for each calendar day. The daily fee accruals are computed by multiplying the fraction of one over the number of calendar days in the year by the Applicable Annual Fee Rate, and multiplying this product by the net assets of the fund. At a special meeting of shareholders of the Trust held on January 8, 2008, Trust shareholders approved an Amendment to the Advisory Agreement restructuring the advisory fee with respect to assets that are not shares of other funds of the Trust or funds of JHF III. The management fee that the fund currently is obligated to pay the Adviser is set forth in the Prospectus.
From time to time, the Adviser may reduce its fee or make other arrangements to limit the fund’s expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the fund’s annual expenses fall below this limit.
Securities held by the fund may also be held by other funds or investment advisory clients for which the Adviser, a subadviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or subadviser for the fund or for other funds or clients for which the Adviser or subadviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or subadviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.
The Subadvisory Agreement
Wellington Management serves as the fund’s subadviser pursuant to a subadvisory agreement between the Adviser and Wellington Management. Under the terms of the subadvisory agreement, the subadviser manages the investment and reinvestment of the assets of the fund, subject to the supervision of the Board and the Adviser. The subadviser formulates a continuous investment program for the fund consistent with its investment objective and policies, as outlined in the Prospectus. The subadviser implements this program by purchases and sales of securities and regularly reports to the Adviser and the Board with respect to the implementation of the program. The subadviser, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the fund.
The Adviser has delegated to the subadviser of the fund the responsibility to vote all proxies relating to securities held by the fund in accordance with the subadviser’s proxy voting policies and procedures. A subadviser has a duty to vote or not vote such proxies in the best interests of the fund that it subadvises and its shareholders and to avoid the influence of conflicts of interest.
Subadvisory Fees. As compensation for its services, the subadviser receives fees from the Adviser.
Additional Information Applicable To Subadvisory Agreement
Term of Subadvisory Agreement. The subadvisory agreement with respect to the fund (“Subadvisory Agreement”) will initially continue in effect as to the fund for a period no more than two years from the date of its execution (or the execution of an amendment making the agreement applicable to that fund) and thereafter if such continuance is specifically approved at least annually either: (a) by the Board; or (b) by the vote of a majority of the outstanding voting securities of the fund. In either event, such continuance shall also be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Agreement.
Any required shareholder approval of any continuance of the Agreement shall be effective with respect to the fund if a majority of the outstanding voting securities of fund votes to approve such continuance even if such continuance may not have been approved by a majority of the outstanding voting securities of: (a) any other series of the Trust affected by the Agreement; or (b) all of the series of JHF II.
Failure of Shareholders to Approve Continuance of any Subadvisory Agreement. If the outstanding voting securities of the fund fail to approve any continuance of the Subadvisory Agreement, the party may continue to act as investment subadviser with respect to the fund pending the required approval of the continuance of such agreement or a new agreement with either that party or a different subadviser, or other definitive action.
Termination of the Agreement. The Subadvisory Agreement may be terminated at any time without the payment of any penalty on 60 days’ written notice to the other party or parties to the Agreements, and also to the fund. The following parties may terminate the agreements:
-the Board;
-a majority of the outstanding voting securities of the fund;
-the Adviser; and
-the subadviser.
The Subadvisory Agreement will automatically terminate in the event of its assignment.
Amendments to the Agreement. The subadvisory agreement may be amended by the parties to the agreement provided the amendment is approved by the vote of a majority of the outstanding voting securities of the fund (except as noted below) and by the vote of a majority of the Independent Trustees, the Adviser or the subadviser.
The required shareholder approval of any amendment shall be effective with respect to the fund if a majority of the outstanding voting securities of the fund votes to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of: (a) any other series of the Trust affected by the amendment; or (b) all the series of JHF II.
As noted under “Subadvisory Arrangement” in the Prospectus, an SEC order permits the Adviser to appoint a subadviser (other than an Affiliated Subadviser, such as MFC Global (U.S.)) or change a subadvisory fee or otherwise amend a subadvisory agreement (other than for an Affiliated Subadviser, such as MFC Global (U.S.)) pursuant to an agreement that is not approved by shareholders.
Other Services
Proxy Voting. JHF II’s proxy voting policies and procedures (“JHF II’s Procedures”) delegate to the subadviser the responsibility to vote all proxies relating to securities held by the fund in accordance with the subadviser’s proxy voting policies and procedures. The subadviser has a duty to vote or not vote such proxies in the best interests of the fund and its shareholders, and to avoid the influence of conflicts of interest. Complete descriptions of the JHF II’s Procedures and the proxy voting procedures of the subadviser is set forth in Appendix C to this SAI.
It is possible that conflicts of interest could arise for the subadviser when voting proxies. Such conflicts could arise, for example, when the subadviser or its affiliate has an existing business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when the fund, its Adviser or principal underwriter or any of their affiliates has an interest in the vote.
In the event the subadviser becomes aware of a material conflict of interest, JHF II’s Procedures generally require the subadviser to follow any conflicts procedures that may be included in the subadvisers’ proxy voting procedures. Although conflicts procedures will vary among subadvisers, they generally include one or more of the following:
(a) voting pursuant to the recommendation of a third party voting service;
(b) voting pursuant to pre-determined voting guidelines; or
(c) referring voting to a special compliance or oversight committee.
The specific conflicts procedures of the subadviser are set forth in its proxy voting procedures included in Appendix C. While these conflicts procedures may reduce the influence of conflicts of interest on proxy voting, such influence will not necessarily be eliminated.
Although the subadviser may have a duty to vote all proxies on behalf of the fund, it is possible that the subadviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits the subadviser from trading the shares in the marketplace for a period of time, the subadviser may determine that it is not in the best interests of the fund to vote the proxies. The subadviser may also choose not to recall securities that have been loaned in order to vote proxies for shares of the security since the fund would lose security lending income if the securities were recalled.
DISTRIBUTION AGREEMENTS
The fund has a Distribution Agreement with John Hancock Funds, LLC, the Distributor. Under the agreement, the Distributor is obligated to use its best efforts to sell shares of the fund. Shares of the fund are also sold by selected broker-dealers, banks and registered investment advisers (“Selling Firms”) that have entered into selling agreements with the Distributor. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the fund. The Distributor accepts orders for the purchase of the shares of the fund that are continually offered at NAV next determined, plus any applicable sales charge, if any. In connection with the sale of fund shares, the Distributor and Selling Firms receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class I shares, the Selling Firm receives compensation immediately but the Distributor is compensated on a deferred basis.
The Board has adopted Distribution Plans with respect to each class of shares of the fund (other than Class NAV shares) pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”). Under the 12b-1 Plans, the fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares, and 0.05% for Class 1 shares of the fund’s average daily net assets attributable to shares of the respective class of shares. The distribution fees under the 12b-1 Plans will be paid to the Distributor. The Distributor may spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of shares of the particular class, including but not limited to: (i) compensation to Selling Firms and others (including affiliates of the Distributor) that are engaged in or support the sale of fund shares; and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of fund shares. The service fees under the 12b-1 Plans may be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders. The fees paid under the Class 1 shares 12b-1 Plans may also be used for certain shareholder and administrative services.
The 12b-1 Plans and all amendments were approved by the Board, including a majority of the Independent Trustees, by votes cast in person at meetings called for the purpose of voting on the 12b-1 Plans.
Pursuant to the 12b-1 Plans, at least quarterly, the Distributor provides the Adviser with a written report of the amounts expended under the 12b-1 Plans and the purpose for which these expenditures were made. The Board reviews these reports on a quarterly basis to determine their continued appropriateness.
Each 12b-1 Plan provides that it will continue in effect only so long as its continuance is approved at least annually by a majority of both the Board and the Independent Trustees. The 12b-1 Plans provide that it may be terminated without penalty: (a) by a vote of a majority of the Independent Trustees; and (b) by a vote of a majority of the outstanding shares of the applicable class of the fund upon 60 days’ written notice to the Distributor. The 12b-1 Plans further provides that they may not be amended to increase materially the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the fund that has voting rights with respect to the 12b-1 Plans. The 12b-1 Plans provide that no material amendment to the 12b-1 Plans will be effective unless it is approved by a majority vote of the Board and the Independent Trustees of the fund. The holders of Class A and Class 1 shares have exclusive voting rights with respect to the 12b-1 Plans applicable to their class of shares. In adopting the 12b-1 Plans, the Board concluded that, in its judgment, there is a reasonable likelihood that the 12b-1 Plans will benefit the holders of the applicable classes of shares of the fund.
Class NAV shares of the fund are not subject to any 12b-1 Plan. Expenses associated with the obligation of the Distributor to use its best efforts to sell Class I and Class NAV shares will be paid by the Adviser or by the Distributor and will not be paid from the fees paid under the 12b-1 Plan for any other class of shares.
Amounts paid to the Distributor by any class of shares of the fund will not be used to pay the expenses incurred with respect to any other class of shares of the fund; provided, however, that expenses attributable to the fund as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the fund may participate in joint distribution activities with other mutual funds and the costs of those activities will be borne by the fund in proportion to the relative NAV of the participating fund.
The 12b-1 Plan recognizes that the Adviser may use its management fee revenue under the Advisory Agreement with the fund as well as its past profits or other resources from any source to make payments with respect to expenses incurred in connection with the distribution of shares of the fund. To the extent that the payment of management fees by the fund to the Adviser should be deemed to be the indirect financing of any activity primarily intended to result in the sale of shares of a class within the meaning of Rule 12b-1, such payments are deemed to be authorized by the 12b-1 Plan.

SALES COMPENSATION
As part of its business strategy, the fund, along with the Distributor, pays compensation to Selling Firms that sell the shares of the fund. These firms typically pass along a portion of this compensation to your broker or financial representative.
The primary sources of Selling Firm compensation payments for sales of shares of the fund are the 12b-1 fees that are applicable to the class of shares being sold and that are paid out of the fund’s assets.
Initial compensation. Whenever you make an investment in Class A shares of the fund, the Selling Firm receives a reallowance/payment/commission as described in the section “First Year Broker or Other Selling Firm Compensation.” The Selling Firm also receives the first year’s 12b-1 service fee at that time.
Annual Compensation. For Class A shares of the fund, beginning in the second year after an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net (aged) assets. These service and distribution fees are paid monthly in arrears.
The Distributor may pay all or part of the Rule 12b-1 fees applicable to the Class 1 shares of the fund to one or more affiliated and unaffiliated insurance companies that have issued group annuity contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services contemplated by the 12b-1 Plan.
Additional Payments to Financial Intermediaries. Shares of the fund are primarily sold through financial intermediaries, such as broker/dealers, banks, registered investment advisers, independent financial planners, and retirement plan administrators. The Distributor may make, either from 12b-1 distribution fees or out of its own resources, additional payments to firms. These payments are sometimes referred to as “revenue sharing.” Many firms that sell shares of the fund receive one or more types of these cash payments. The categories of payments that the Distributor provides to firms are described below. These categories are not mutually exclusive and the Distributor may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in the Distributor’s efforts to promote the sale of the fund’s shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the Distributor’s promotional efforts. The Distributor does not make an independent assessment of the cost of providing such services.
As of December 31, 2008, the following member firms of the Financial Industry Regulatory Authority (“FINRA”) have arrangements in effect with the Distributor pursuant to which the firm is entitled to a revenue sharing payment:
1st Global Capital Corp
AIG Network
Ameriprise Financial Services Inc
AXA Advisors, LLC
Banc of America Investments Inc
Cambridge Investment Research
Centaurus Financial Inc
Charles Schwab
Citigroup Global Markets, Inc.
Commonwealth Financial Network
Crown Capital Securities LP
Cuso Financial Services LP

DA Davidson & Co Inc
E Trade Securities Inc
Ferris Baker Watts Inc
Fidelity
First Allied Securities Inc
First Tennessee Brokerage Inc
Geneos Wealth Management
Girard Securities Inc
H D Vest Financial Services Inc
Harbour Investments Inc
ING Advisors
ING -Financial Network Investment Corp
ING Financial Partners, Inc
ING-Multi-Financial Securities Corporation
ING -PrimeVest Financial Services
Intersecurities Inc
Investacorp Inc
Investment Professionals Inc
Investors Capital Corp
Janney Montgomery Scott LLC
JJB Hilliard WL Lyons, Inc
Lincoln Financial (Advisors & Securities)
LPL Network
LPL Financial Corporation
LPL -Associated Securities Corp
LPL -Mutual Service Corporation
LPL- Waterstone Financial Group
LPL -Uvest Financial Services Group
Merrill Lynch
MML Investor Services Inc
Morgan Stanley & Company, Inc.
National Planning Holding
NPH -Invest Financial Corp
NPH -Investment Centers of America
NPH -National Planning Corporation
NPH -SII Investments Inc
NFP Securities Inc
Oppenheimer & Co Inc
Raymond James & Associates Inc
Raymond James Financial Services Inc
RBC Capital Markets Corporation
Robert W Baird & Co
Securities America Inc
Signator Investors Inc
Stifel Nicolaus & Co Incorporated

The Huntington Investment Co
The Investment Center, Inc.
Transamerica Financial Advisors, Inc
UBS Financial Services Inc
Wachovia Securities LLC
Wells Fargo Investments LLC
The Distributor also has arrangements with intermediaries that are not members of FINRA.
Sales and Asset Based Payments. The Distributor makes revenue sharing payments as incentives to certain firms to promote and sell shares of the fund. The Distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give the Distributor additional access to members of its sales force or management. In addition, a firm may agree to participate in the marketing efforts of the Distributor by allowing it to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the fund.
The revenue sharing payments the Distributor makes may be calculated on sales of shares of the fund (“Sales-Based Payments”). Such payments also may be calculated on the average daily net assets of the fund attributable to that particular financial intermediary (“Asset-Based Payments”). Sales-Based Payments primarily create incentives to make new sales of shares of the fund and Asset-Based Payments primarily create incentives to retain previously sold shares of the fund in investor accounts. The Distributor may pay a firm either or both Sales-Based Payments and Asset-Based Payments.
Administrative and Processing Support Payments. The Distributor also may make payments to certain firms that sell shares of the fund for certain administrative services, including record keeping and sub-accounting shareholder accounts, to the extent that the fund does not pay for these costs directly. The Distributor also may make payments to certain firms that sell shares of the fund in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that the Distributor may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm’s mutual fund trading system.
Other Cash Payments. From time to time, the Distributor may provide, either from 12b-1 distribution fees or out of its own resources, additional compensation to firms that sell or arrange for the sale of shares of the fund. Such compensation provided by the Distributor may include financial assistance to firms that enable the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other firm-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.
The Distributor and its affiliates may have other relationships with firms relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If a firm provides these services, the Adviser or the fund may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with the Adviser or its affiliates that are not related to the fund.

NET ASSET VALUE
The fund’s NAV is calculated based upon the values of the investments in which the fund invests. For purposes of calculating the NAV of the fund’s shares, the following procedures are utilized wherever applicable.
For purposes of calculating the fund’s NAV, investment transactions are accounted for on a “trade date plus one basis” (i.e. the business day following the trade date). However, for financial reporting purposes, investment transactions are reported on the trade date.
Except for the types of securities described below, securities held by the fund will be valued as follows:
-Securities traded on stock exchanges (including securities traded in both the OTC market and on an exchange) are valued at the last sales price as of the close of the regularly scheduled day-time trading of the NYSE on the day the securities are being valued, or, lacking any sales, at the closing bid prices.
-Securities traded only in the OTC market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of day-time trading on the NYSE.
-Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees or their designee.
-Shares of other investment companies held by the fund are valued at their NAVs, as described in the Prospectus under “Valuation of Shares.”
Non-Negotiable Security. A non-negotiable security not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were currently liquidated.
POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted a Policy Regarding Disclosure of Portfolio Holdings to protect the interests of the shareholders of JHF II and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of the Adviser, or the interests of the fund, or the fund’s adviser, subadviser, principal underwriter, or their affiliated persons. JHF II’s general policy with respect to the release of portfolio holdings to nonaffiliated persons is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a “need to know” basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. JHF II applies its policy uniformly to all, including individual and institutional investors, intermediaries, affiliated persons of the fund, and to all third party service providers and rating agencies.
JHF II posts to its Web site at www.jhfunds.com complete fund holdings for the fund fifteen (15) days after each calendar month end, or after any material changes are made to the holdings of the fund. The fund also discloses its complete portfolio holdings information quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of the fund’s fiscal year and on Form N-CSR on the second and fourth quarter ends of the fund’s fiscal year. Form N-Q is not required to be mailed to shareholders but is made public through the SEC electronic filings. Shareholders receive either complete portfolio holdings information or summaries of the fund’s holdings with their Annual and Semi-Annual Reports.
Portfolio holdings information that is not publicly available will be released only pursuant to the exceptions described in the Policy Regarding Disclosure of Portfolio Holdings. Material nonpublic holdings information may be provided to nonaffiliated persons as part of the investment activities of the fund to: entities which, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as Morningstar and Lipper; Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts (including bankruptcy courts) or regulators with jurisdiction over JHF II, and its affiliates; and, institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can only be approved by the Trust’s CCO or his duly authorized delegate after considering: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders.
At this time, the entities receiving information described in the preceding paragraph are: Vestek (holdings, monthly with 30 day lag); Evare (holdings, daily); Morningstar (holdings, monthly with 32 day lag); Lipper (holdings, monthly with 32 day lag); Fact Set (holdings, daily); PricewaterhouseCoopers (prices, annual audits); Confluence (holdings, daily); ISS (holdings, daily); Elkins McSherry (purchases and sales, quarterly); NASDQ (NAVs, daily); Standard & Poor’s (holdings, monthly with 32 day lag); Charles River (holdings and securities details, daily); and DST (NAVs, daily). In addition, Wellington Management has ongoing arrangements to disclose non-public portfolio holdings information to the following parties:
-	Brown Brothers Harriman & Co. performs certain operational functions for Wellington Management and receives portfolio holdings information on a daily basis.

-	FactSet Research Systems Inc. provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis.

-	Investment Technology Group, Inc. provides analytical services for Wellington Management and receives portfolio holdings information on a weekly basis.

-	Broadridge Financial Solutions, Inc. provides proxy voting services for Wellington Management and receives portfolio holdings information on a daily basis.

-	State Street Bank and Trust Company performs certain operational functions on behalf of Wellington Management and receives portfolio holdings information on a daily basis.
The CCO is also required to pre-approve the disclosure of nonpublic information regarding portfolio holdings to any affiliated persons of JHF II. The CCO will use the same three considerations stated above before approving disclosure of nonpublic information to affiliated persons.
The CCO shall report to the Board whenever additional disclosures of fund holdings are approved. The CCO’s report shall be at the Board meeting following such approval. The CCO then provides an annual report to the Board regarding the operation of the policy and any material changes recommended as a result of such review.
When the CCO believes that the disclosure of nonpublic information to a nonaffiliated person is a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of JHF II, the CCO shall refer the conflict to the Board. The Board shall then only permit such disclosure of the nonpublic information if in their reasonable business judgment they conclude such disclosure will be in the best interests of JHF II’s shareholders.
The receipt of compensation by the fund, the Adviser, a subadviser or an affiliate as consideration for disclosing nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.
ELIGIBLE INVESTORS FOR CLASS 1
Class 1 shares are sold only to certain exempt separate accounts of JHLICO (U.S.A.) and JHLICO New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.
SPECIAL REDEMPTIONS
Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities, as prescribed by the Board. When a shareholder sells any portfolio securities received in a redemption of fund shares, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of fulfilling such a redemption request in the same manner as they are in computing the fund’s NAV.
JHF II has adopted Procedures Regarding Redemptions in Kind by Affiliates (the “Procedures”) to facilitate the efficient and cost effective movement of fund assets in connection with certain investment and marketing strategies. It is the position of the SEC that the 1940 Act prohibits an investment company such as the fund from satisfying a redemption request from a shareholder that is affiliated with the investment company by means of an in-kind distribution of portfolio securities. However, under a no-action letter issued by the SEC staff, a redemption in kind to an affiliated shareholder is permissible provided certain conditions are met. The Procedures, which are intended to conform to the requirements of this no-action letter, allow for in-kind redemptions by affiliated funds and fund shareholders subject to specified conditions, including that:
-the distribution is effected through a pro rata distribution of the distributing fund’s portfolio securities;
-the distributed securities are valued in the same manner as they are in computing the fund’s NAV; neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption in kind may select or influence the selection of the distributed securities; and
-the Board, including a majority of the Independent Trustees, must determine on a quarterly basis that any redemptions in kind to affiliated shareholders made during the prior quarter were effected in accordance with the Procedures, did not favor the affiliated shareholder to the detriment of any other shareholder and were in the best interests of the fund.
ADDITIONAL SERVICES AND PROGRAMS
Exchange Privilege. JHF II permits exchanges of shares of any class for shares of the same class in any other fund within the John Hancock Fund Complex offering that same class at the time of the exchange. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.
Exchanges between funds are based on their respective NAVs. No sales charge is imposed, except on exchanges of Class A shares from the Money Market Fund to another John Hancock fund, if a sales charge has not previously been paid on those shares. However, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.
The fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the fund for 90 days before a shareholder is permitted a new exchange.
An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for federal income tax purposes. An exchange may result in a taxable gain or loss. See “Additional Information Concerning Taxes.”
Systematic Withdrawal Plan. JHF II permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of shares. Since the redemption price of shares may be more or less than the shareholder’s cost, depending upon the market value of the securities owned by the fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time that a Systematic Withdrawal Plan is in effect. The fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days’ prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.
PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES
Shares of the fund may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The fund will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm’s authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders to the fund for execution at the NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with the fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying fund shares. This fee is paid by the Adviser, the fund and/or the Distributor.
DESCRIPTION OF FUND SHARES
The Trustees are responsible for the management and supervision of the fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of one hundred and two (102) series. Additional series may be added in the future. The Trustees have also authorized the issuance of four (4) classes of shares of the fund, designated as Class A, Class NAV, Class I, and Class 1. Not all series of the Trust will issue all classes of shares. Additional classes of shares may be authorized in the future.
The shares of each class of the fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plan, if any. The different classes of the fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.
Dividends paid by the fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees, if any, relating to each class will be borne exclusively by that class, and (ii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service (the “IRS”) imposes with respect to the multiple-class structures. Similarly, the NAV per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.
In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the fund available for distribution to these shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.
Unless otherwise required by the 1940 Act or the Declaration of Trust, no fund has the intention of holding annual meetings of shareholders. Trust shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.
Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the fund. The Declaration of Trust also provides for indemnification out of the fund’s assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no fund shall be liable for the liabilities of any other fund. Furthermore, no fund shall be liable for the liabilities of any other fund within the John Hancock Fund Complex. Liability is therefore limited to circumstances in which the fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.
The fund reserves the right to reject any application that conflicts with the fund’s internal policies or the policies of any regulatory authority. JHF II does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at NAV in the fund from which a redemption was made or dividend paid. Information provided on the account application may be used by the fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify

Signature Services of a different intent. A shareholder’s account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.
Shares of the fund generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates.
ADDITIONAL INFORMATION CONCERNING TAXES
The following discussion is a general and abbreviated summary of certain additional tax considerations affecting the fund and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to federal, state, local or foreign taxes.
JHF II believes that the fund will qualify as a regulated investment company under Subchapter M of the Code. If the fund does not qualify as a regulated investment company, it will be subject to U.S. federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, the fund will not be subject to U.S. federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year.
The fund will be subject to a non-deductible 4% excise tax to the extent that the fund does not distribute by the end of each calendar year (a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any). For this purpose, any income or gain retained by the fund that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, the fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.
For United States federal income tax purposes, distributions paid out of the fund’s current or accumulated earnings and profits will, except in the case of distributions of qualified dividend income and capital gain dividends described below, be taxable as ordinary dividend income. Under the “Jobs and Growth Tax Relief Reconciliation Act of 2003” (the “Tax Act”), certain income distributions paid by the fund (whether paid in cash or reinvested in additional fund shares) to individual taxpayers are taxed at rates applicable to net long-term capital gains (15%, or 0% for individuals in the 10% or 15% tax brackets). This tax treatment applies only if certain holding period requirements and other requirements are satisfied by the shareholder and the dividends are attributable to qualified dividend income received by the fund itself. For this purpose, “qualified dividend income” means dividends received by the fund from United States corporations and “qualified foreign corporations,” provided that the fund satisfies certain holding period and other requirements in respect of the stock of such corporations. These special rules relating to the taxation of ordinary income dividends paid by RICs generally apply to taxable years beginning before January 1, 2011. Thereafter, the fund’s dividends, other than capital gain dividends, will be fully taxable at ordinary income tax rates unless further Congressional action is taken. There can be no assurance as to what portion of the fund’s dividend distributions will qualify for favorable treatment under the Tax Act.
Shareholders receiving any distribution from the fund in the form of additional shares pursuant to the dividend reinvestment plan will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Dividends of investment company taxable income designated by the fund and received by corporate shareholders of the fund will qualify for the dividend received deduction (“DRD”) to the extent of the amount of qualifying dividends received by the fund from domestic corporations for the taxable year. A dividend received by the fund will not be treated as a qualifying dividend (i) to the extent the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (ii) if the fund fails to meet certain holding period requirements for the stock on which the dividend is paid or (iii) to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the DRD may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the fund or by application of the Code.
Distributions of net capital gain, if any, designated as capital gains dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held fund shares. A distribution of an amount in excess of the fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Distributions of gains from the sale of investments that the fund owned for one year or less will be taxable as ordinary income.
The fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will (i) be required to report his pro rata share of such gain on his tax return as long-term capital gain, (ii) receive a refundable tax credit for his pro rata share of tax paid by the fund on the gain and (iii) increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.
Selling shareholders will generally recognize gain or loss in an amount equal to the difference between the shareholder’s adjusted tax basis in the shares sold and the sale proceeds. If the shares are held as a capital asset, the gain or loss will be a capital gain or loss. The maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less, or (ii) 15% for gains recognized on the sale of capital assets held for more than one year (as well as certain capital gain distributions) (0% for individuals in the 10% or 15% tax brackets) but only for taxable years beginning on or before December 31, 2010. Thereafter, the maximum rate will increase to 20%, unless Congress enacts legislation providing otherwise.
Any loss realized upon the sale or exchange of fund shares with a holding period of six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received (or amounts designated as undistributed capital gains) with respect to such shares. In addition, all or a portion of a loss realized on a sale or other disposition of fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquires other shares of the same fund (whether through the reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the common shares. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.
Sales charges paid upon a purchase of shares cannot be taken into account for purposes of determining gain or loss on a sale of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.
Dividends and distributions on the fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December to Shareholders of record of such month and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared. In addition, certain other distributions made after the close of a taxable year of the fund may be “spilled back” and treated as paid by the fund (except for purposes of the non-deductible 4% federal excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distributions were actually made.
The fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.
The benefits of the reduced tax rates applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders.
To qualify as a regulated investment company for income tax purposes, the fund must derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership.
A “qualified publicly traded partnership” is a publicly traded partnership other than a publicly traded partnership that would satisfy the qualifying income requirements of Code Section 7704 if such qualifying income included only income derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies (“RIC-type income”). Qualified publicly traded partnerships therefore are publicly traded partnerships that derive more than 10% of their gross income from types of income, such as income derived from the buying and selling of commodities, or options, futures or forwards with respect to commodities, other than RIC-type income. All of the income received by the fund from its investment in a qualified publicly traded partnership will be income satisfying the 90% qualifying income test. If it invests in publicly traded partnerships, the fund might be required to recognize in its taxable year income in excess of its cash distributions from such publicly traded partnerships during that year. Such income, even if not reported to the fund by the publicly traded partnerships until after the end of that year, would nevertheless be subject to the RIC income distribution requirements and would be taken into account for purposes of the 4% excise tax.
The IRS has issued a revenue ruling that would cause certain income from certain commodities-linked derivatives in which certain funds invest to not be considered qualifying income for purposes of the 90% test. This ruling limits the extent to which the fund may receive income from such commodity-linked derivatives to a maximum of 10% of its annual gross income. It is currently unclear which types of commodity-linked derivatives are affected by the revenue ruling, although it appears that certain commodity-linked notes are not affected.
To qualify as a regulated investment company, the fund must also satisfy certain requirements with respect to the diversification of its assets. The fund must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not represent more than 5% of the value of the assets of the fund nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the fund’s assets may be invested in securities (other than United States government securities or the securities of other regulated investment companies) of, (i) any one issuer, (ii) two or more issuers that the fund controls and that are engaged in the same or similar trades or businesses or related trades or businesses; or (iii) one or more qualified publicly traded partnerships.
If the fund failed to qualify as a regulated investment company, the fund would incur regular corporate income tax on its taxable income for that year, it would lose its deduction for dividends paid to shareholders, and it would be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the fund to its shareholders would be treated as dividend income, although such dividend income would constitute qualified dividend income subject to reduced federal income tax rates if the shareholder satisfies certain holding period requirements with respect to its shares in the fund. Compliance with the regulated investment company 90% qualifying income test and with the asset diversification requirements is carefully monitored by the Adviser and the subadvisers and it is intended that the fund will comply with the requirements for qualification as a regulated investment company.
If a shareholder realizes a loss on disposition of the fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.
The fund may make investments that produce income that is not matched by a corresponding cash distribution to the fund, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by the fund and therefore, would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to the fund, it may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.
The fund may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the fund and defer recognition of certain of the fund’s losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require the fund to “mark-to-market” certain types of positions in its fund (that is, treat them as if they were closed out) and (2) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. The fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.
If it invests in foreign securities or currencies, the fund may be subject to withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If the fund purchases shares in a “passive foreign investment company” (a “PFIC”), the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If the fund were to invest in a PFIC and elected to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the fund. Alternatively, the fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, the fund might be required to recognize during a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.
Additional Tax Considerations. If the fund failed to qualify as a regulated investment company, the fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that the fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the fund’s return; to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadviser might otherwise believe to be desirable.
The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Treasury Regulations are subject to change, possibly with retroactive effect.
FUND BROKERAGE
Pursuant to the Subadvisory Agreement, the subadviser is responsible for placing all orders for the purchase and sale of fund securities of the fund. The subadvisers have no formula for the distribution of the fund’s brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the applicable fund. The cost of securities transactions for the fund will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.
Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, the subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.
Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the subadviser will give consideration to a number of factors, including:
-price, dealer spread or commission, if any;
-the reliability, integrity and financial condition of the broker-dealer;
-size of the transaction;
-difficulty of execution;
-brokerage and research services provided; and
-confidentiality and anonymity.

Consideration of these factors by a subadviser, either in terms of a particular transaction or the subadviser’s overall responsibilities with respect to the fund and any other accounts managed by the subadviser, could result in the applicable fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.
Soft Dollar Considerations. In selecting brokers and dealers, the subadviser will give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the subadviser. In placing a purchase or sale order, a subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the subadviser’s overall responsibilities with respect to the fund and any other accounts managed by the subadviser. In addition to statistical, quotation, brokerage or valuation services, a subadviser may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the subadviser will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through fund brokerage. The portion not attributable to research will be paid by the subadviser. Research products and services may be acquired or received either directly from executing brokers or indirectly through other brokers in step-out transactions. A “step-out” is an arrangement by which a subadviser executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The second broker-dealer may or may not have a trading desk of its own.
A subadviser may also receive research or research credits from brokers, which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for the fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the subadviser in advising several of its clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. The management fee paid by the fund is not reduced because a subadviser and its affiliates receive such services.
As noted above, a subadviser may purchase new issues of securities for the fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the subadviser with research in addition to selling the securities (at the fixed public offering price) to the fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the fund, other subadviser clients, and the subadviser without incurring additional costs. These arrangements may not fall within the safe harbor in Section 28(e) of the Securities Exchange Act of 1934, as amended, because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.
Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to:
-the value of securities;
-the advisability of purchasing or selling securities;
-the availability of securities or purchasers or sellers of securities; and
-analyses and reports concerning: (a) issuers; (b) industries; (c) securities; (d) economic, political and legal factors and trends; and (e) fund strategy.

Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the subadviser by or through a broker.
To the extent research services are used by the subadvisers, such services would tend to reduce such party’s expenses. However, the subadvisers do not believe that an exact dollar value can be assigned to these services. Research services received by the subadvisers from brokers or dealers executing transactions for funds of JHF II, which may not be used in connection with the fund, will also be available for the benefit of other funds managed by the subadvisers.
Allocation of Trades by the Subadviser. The subadviser manages a number of accounts other than the fund. Although investment determinations for the fund will be made by the subadviser independently from the investment determinations made for any other account, investments deemed appropriate for the fund by the subadviser may also be deemed for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the fund and other accounts. In such circumstances, the subadviser may determine that orders for the purchase or sale of the same security for the fund and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the subadviser to be equitable and in the best interests of the fund and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the fund believes that its participation in such transactions on balance will produce better overall results for the fund.
Affiliated Underwriting Transactions by the Subadviser. JHF II has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in underwritings in which an affiliate of the subadvisers participate. These procedures prohibit the fund from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase.
LEGAL AND REGULATORY MATTERS
On June 25, 2007, the Adviser and three of its affiliates including the Distributor (collectively, the “John Hancock Affiliates”) reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and one of the John Hancock Affiliates agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Trust funds that participated in the Adviser’s commission recapture program during the period from 2000 to April 2004. The Distributor and another John Hancock Affiliate agreed to pay disgorgement in the amount of $2,087,477 and prejudgment interest of $359,460 to certain entities advised by the associated John Hancock Affiliates. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP, independent registered public accounting firm, has been appointed as the independent registered public accounting for the fund. PricewaterhouseCoopers LLP has offices at 125 High Street, Boston, Massachusetts 02110.

CUSTODY OF FUND SECURITIES
State Street Bank and Trust Company (“State Street”), 2 Avenue de Lafayette, Boston, Massachusetts 02111, currently acts as custodian and bookkeeping agent of all of the fund’s assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.
CODES OF ETHICS
JHF II, the Adviser, the Distributor and the subadviser to the fund have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code of Ethics permits personnel subject to the Code of Ethics to invest in securities including securities that may be purchased or held by the fund.

APPENDIX A
DESCRIPTION OF BOND RATINGS
The ratings of Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.
MOODY’S INVESTORS SERVICE, INC.
Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to have speculative elements are subject to substantial credit risk.
B: Obligations rated B are considered speculative elements and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
STANDARD & POOR’S RATINGS GROUP
AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC and C: Obligations rated ‘BB’, ‘B’, ‘CCC’ ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
C: The ‘C’ rating may be used to over a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
FITCH INVESTORS SERVICE (“Fitch”)
Investment Grade
AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB
Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
Speculative Grade
BB
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B
Highly speculative.
☐ For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
☐ For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘RR1’ (outstanding).
CCC
☐ For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
☐ For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), or ‘RR3’ (good) or ‘RR4’ (average).
CC
☐ For issuers and performing obligations, default of some kind appears probable.
☐ For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘RR4’ (average) or ‘RR5’ (below average).
C
☐ For issuers and performing obligations, default is imminent.
☐ For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).
RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations. .
D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:
☐ Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;
☐ The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;
☐ The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.
Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.
Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.
Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.
CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS
Moody’s
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Standard and Poor’s
Commercial Paper
A standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from ‘A’ for the highest-quality obligations to ‘D’ for the lowest. These categories are as follows:
A-1
This designation indicates that the degrees of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2
Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.
A-3
Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1. A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-2. A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-3. A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Dual Ratings
Standard & Poor’s assigns ‘dual’ rating to all debt issues that have a put option or demand feature as part of their structure.
The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, ‘AAA/A-1+’). With short-term demand debt, not rating symbols are used with the commercial paper rating symbols (for example, ‘SP-1+/A-1+’).
Other Considerations — The ratings of S&P, Moody’s, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.
TAX-EXEMPT NOTE RATINGS
Moody’s
Short-Term Debt Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.
MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG
This designation denotes speculative-grade credit quality. Dept instruments in this category may lack sufficient margins of protection.
Standard and Poor’s
Short-Term Issue
A Standard & Poor’s U.S. municipal note reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
•	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as note; and

•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3
Speculative capacity to pay principal and interest.

APPENDIX B
FUND MANAGER INFORMATION
Wellington Management Company, LLP (Wellington Management)
The following chart reflects information regarding accounts other than the fund for which the fund’s portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.
The following table reflects information as of March 31, 2009:

		Other Registered		Other Pooled
		Investment Companies		Investment Vehicles		Other Accounts
		(in millions)		(in millions)		(in millions)
	Dollar Range of	Number		Number		Number
	Investments in the	of		of		of
Portfolio Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Frank L. Teixeira	Technical Opportunities Fund: None	[ ]	$[ ]	[ ]	[ ]	[ ]	$[ ]
None of thee accounts pay a performance based advisory fee.
Share Ownership by Portfolio Managers. The following table indicates as of March 31, 2009 the value, within the indicated range, of shares beneficially owned by the fund’s portfolio manager. For purposes of this table, the following letters represent the range indicated below:

A	—	$0
B	—	$1 - $10,000
C	—	$10,001 - $50,000
D	—	$50,001 - $100,000
E	—	$100,001 - $500,000
F	—	$500,001 - $1,000,000
G	—	More than $1 million

Portfolio Manager	Range of Beneficial Ownership
Frank L. Teixeira	A
Potential Conflicts of Interest.
Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The fund’s portfolio manager, who is primarily responsible for the day-to-day management of the fund, generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the fund. The portfolio manager makes investment decisions for each account, including the fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the portfolio manager may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the fund.
The portfolio manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the fund, or make investment decisions that are similar to those made for the fund, both of which have the potential to adversely impact the fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, the portfolio manager may purchase the same security for the fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the fund.
Mr. Teixeira also manages hedge funds, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the portfolio manager are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the portfolio manager. Finally, the portfolio manager may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.
Compensation.
Wellington Management receives a fee based on the assets under management of the Fund as set forth in the Investment Subadvisory Agreement between Wellington Management and the Adviser on behalf of the Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the fund. The following information is as of March 31, 2009.
Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the portfolio manager includes a base salary and incentive components. The base salary for the portfolio manager, who is a partner of Wellington Management, is determined by the Managing Partners of the firm. A partner’s base salary is generally a fixed amount that may change as a result of an annual review. The portfolio manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the fund and other accounts managed by the portfolio manager. The portfolio manager’s incentive payment relating to the fund is linked to the gross pre-tax performance of the fund compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the portfolio manager, including accounts with performance fees.
Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The portfolio manager may also be eligible for bonus payments based on his overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula.

Fund	Benchmark Index and/or Peer Group for Incentive Period
Technical Opportunities	[ ]

APPENDIX C
JOHN HANCOCK FUNDS
PROXY VOTING POLICIES AND PROCEDURES
POLICY:
General
The Board of Trustees (the “Board”) of each registered investment company in the John Hancock family of funds listed on Schedule A (collectively, the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), adopts these proxy voting policies and procedures.
Each series of the Trust or any other registered investment company (or series thereof) is required to disclose its proxy voting policies and procedures in its registration statement and, pursuant to Rule 30b1-4 under the 1940 Act, file annually with the Securities and Exchange Commission and make available to shareholders its actual proxy voting record. In this regard, the Trust Policy is set forth below.
Delegation of Proxy Voting Responsibilities
It is the policy of the Trust to delegate the responsibility for voting proxies relating to fund securities held by a fund to the fund’s investment adviser (“adviser”) or, if the fund’s adviser has delegated fund management responsibilities to one or more investment subadviser(s), to the fund’s subadviser(s), subject to the Board’s continued oversight. The subadviser for each fund shall vote all proxies relating to securities held by each fund and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by each subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).
Except as noted below under Material Conflicts of Interest, the Trust Policy with respect to a fund shall incorporate that adopted by the fund’s subadviser with respect to voting proxies held by its clients (the “Subadviser Policy”). Each Subadviser Policy, as it may be amended from time to time, is hereby incorporated by reference into the Trust Policy. Each subadviser to a fund is directed to comply with these policies and procedures in voting proxies relating to fund securities held by a fund, subject to oversight by the fund’s adviser and by the Board. Each adviser to a fund retains the responsibility, and is directed, to oversee each subadviser’s compliance with these policies and procedures, and to adopt and implement such additional policies and procedures as it deems necessary or appropriate to discharge its oversight responsibility. Additionally, the Trust’s Chief Compliance Officer (“CCO”) shall conduct such monitoring and supervisory activities as the CCO or the Board deems necessary or appropriate in order to appropriately discharge the CCO’s role in overseeing the subadvisers’ compliance with these policies and procedures.
The delegation by the Board of the authority to vote proxies relating to fund securities of the funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.
Voting Proxies of Underlying Funds of a Fund of Funds
A. Where the Fund of Funds is not the Sole Shareholder of the Underlying Fund
With respect to voting proxies relating to the shares of an underlying fund (an “Underlying Fund”) held by a fund of the Trust operating as a fund of funds (a “Fund of Funds”) in reliance on Section 12(d)(1)(G) of the 1940 Act where the Underlying Fund has shareholders other than the Fund of Funds which are not other Fund of Funds, the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of all other holders of such Underlying Fund shares.
B. Where the Fund of Funds is the Sole Shareholder of the Underlying Fund
In the event that one or more Funds of Funds are the sole shareholders of an Underlying Fund, the adviser to the Fund of Funds (the “Adviser”) or the Trust will vote proxies relating to the shares of the Underlying Fund as set forth below unless the Board elects to have the Fund of Funds seek voting instructions from the shareholders of the Funds of Funds in which case the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders.

1. Where Both the Underlying Fund and the Fund of Funds are Voting on Substantially Identical Proposals
In the event that the Underlying Fund and the Fund of Funds are voting on substantially identical proposals (the “Substantially Identical Proposal”), then the Adviser or the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of the shareholders of the Fund of Funds on the Substantially Identical Proposal.
2. Where the Underlying Fund is Voting on a Proposal that is Not Being Voted on By the Fund of Funds
a. Where there is No Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal
In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is no material conflict of interest between the interests of the shareholders of the Underlying Fund and the Adviser relating to the Proposal, then the Adviser will vote proxies relating to the shares of the Underlying Fund pursuant to its Proxy Voting Procedures.
b. Where there is a Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal
In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is a material conflict of interest between the interests of the shareholders of the Underlying Fund and the Adviser relating to the Proposal, then the Fund of Funds will seek voting instructions from the shareholders of the Fund of Funds on the proposal and will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders. A material conflict is generally defined as a proposal involving a matter in which the Adviser or one of its affiliates has a material economic interest.
Material Conflicts of Interest
If: (1) a subadviser to a fund becomes aware that a vote presents a material conflict between the interests of: (a) shareholders of the fund; and (b) the fund’s adviser, subadviser, principal underwriter, or any of their affiliated persons, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its Subadviser Policy or the material conflict of interest procedures set forth in its Subadviser Policy are otherwise triggered, then the subadviser will follow the material conflict of interest procedures set forth in its Subadviser Policy when voting such proxies.
If a Subadviser Policy provides that in the case of a material conflict of interest between fund shareholders and another party, the subadviser will ask the Board to provide voting instructions, the subadviser shall vote the proxies, in its discretion, as recommended by an independent third party, in the manner prescribed by its Subadviser Policy or abstain from voting the proxies.
Securities Lending Program
Certain of the funds participate in a securities lending program with the Trust through an agent lender. When a fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. Where a subadviser determines, however, that a proxy vote (or other shareholder action) is materially important to the client’s account, the subadviser should request that the agent recall the security prior to the record date to allow the subadviser to vote the securities.
Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)
The Trust shall include in its SAI a summary of the Trust Policy and of the Subadviser Policy included therein. (In lieu of including a summary of these policies and procedures, the Trust may include each full Trust Policy and Subadviser Policy in the SAI.)
Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports
The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy, including the Subadviser Policy, and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Filing of Proxy Voting Record on Form N-PX
The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
PROCEDURES:
Review of Subadvisers’ Proxy Voting
The Trust has delegated proxy voting authority with respect to fund fund securities in accordance with the Trust Policy, as set forth above.
Consistent with this delegation, each subadviser is responsible for the following:
1)	Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the subadviser votes fund securities in the best interest of shareholders of the Trust.
2)	Providing the adviser with a copy and description of the Subadviser Policy prior to being approved by the Board as a subadviser, accompanied by a certification that represents that the Subadviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the adviser with notice of any amendment or revision to that Subadviser Policy or with a description thereof. The adviser is required to report all material changes to a Subadviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to each Subadviser Policy during the period covered by the report.
3)	Providing the adviser with a quarterly certification indicating that the subadviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Subadviser Policy. If the subadviser voted any proxies in a manner inconsistent with the Subadviser Policy, the subadviser will provide the adviser with a report detailing the exceptions.
Adviser Responsibilities
Proxy Voting Procedures
Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the adviser votes shares of an Underling Fund consistent with these proxy voting policies and procedures and in the best interest of shareholders of the Trust.
Providing the Board of the Trust with a copy and description of the Adviser Policy, accompanied by a certification that represents that the Adviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the Board with notice of any amendment or revision to that Adviser Policy or with a description thereof. The Adviser is required to report all material changes to the Adviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to Adviser Policy during the period covered by the report.
Providing the Board with a quarterly certification indicating that the Adviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Adviser Policy and these proxy voting policies and procedures. If the Adviser voted any proxies in a manner inconsistent with the Subadviser Policy, the Adviser will provide the adviser with a report detailing the exceptions.
Proxy Voting Service
The Trust has retained a proxy voting service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC. The adviser, in accordance with its general oversight responsibilities, will periodically review the voting records maintained by the proxy voting service in accordance with the following procedures:
1)	Receive a file with the proxy voting information directly from each subadviser on a quarterly basis.

2)	Select a sample of proxy votes from the files submitted by the subadvisers and compare them against the proxy voting service files for accuracy of the votes.
3)	Deliver instructions to shareholders on how to access proxy voting information via the Trust’s semi-annual and annual shareholder reports.
Proxy Voting Service Responsibilities
Aggregation of Votes:
The proxy voting service’s proxy disclosure system will collect fund-specific and/or account-level voting records, including votes cast by multiple subadvisers or third party voting services.
Reporting:
The proxy voting service’s proxy disclosure system will provide the following reporting features:
1) multiple report export options;
2) report customization by fund-account, fund manager, security, etc.; and
3) account details available for vote auditing.
Form N-PX Preparation and Filing:
The adviser will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The proxy voting service will prepare the EDGAR version of Form N-PX and will submit it to the adviser for review and approval prior to filing with the SEC. The proxy voting service will file Form N-PX for each twelve-month period ending on June 30. The filing must be submitted to the SEC on or before August 31 of each year.
Schedule A
PROXY VOTING POLICIES AND PROCEDURES

JOHN HANCOCK FUNDS:	Adopted:	Amended:
John Hancock Trust	September 28, 2007	March 26, 2008
John Hancock Funds II	September 28, 2007	March 26, 2008
John Hancock Funds III	September 11, 2007
John Hancock Bond Trust	September 11, 2007
John Hancock California Tax-Free Income Fund	September 11, 2007
John Hancock Capital Series	September 11, 2007
John Hancock Current Interest	September 11, 2007
John Hancock Equity Trust	September 11, 2007
John Hancock Investment Trust	September 11, 2007
John Hancock Investment Trust II	September 11, 2007
John Hancock Investment Trust III	September 11, 2007
John Hancock Institutional Series Trust	September 11, 2007
John Hancock Municipal Securities Trust	September 11, 2007
John Hancock Series Trust	September 11, 2007
John Hancock Sovereign Bond Fund	September 11, 2007
John Hancock Strategic Series	September 11, 2007
John Hancock Tax-Exempt Series	September 11, 2007
John Hancock World Fund	September 11, 2007
John Hancock Preferred Income Fund	September 11, 2007
John Hancock Preferred Income Fund II	September 11, 2007
John Hancock Preferred Income Fund III	September 11, 2007
John Hancock Patriot Premium Dividend Fund II	September 11, 2007
John Hancock Bank & Thrift Opportunity Fund	September 11, 2007
John Hancock Income Securities Trust	September 11, 2007
John Hancock Investors Trust	September 11, 2007

JOHN HANCOCK FUNDS:	Adopted:	Amended:
John Hancock Tax-Advantaged Dividend Income Fund	September 11, 2007
John Hancock Tax-Advantaged Global Shareholder Yield Fund	September 11, 2007

JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC
&
JOHN HANCOCK ADVISERS, LLC
PROXY VOTING POLICIES AND PROCEDURES
General
John Hancock Investment Management Services, LLC and John Hancock Advisers, LLC (collectively the “Adviser”) is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and serves as the investment adviser to a number of management investment companies (including series thereof) (each a “Fund”) registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Adviser generally retains one or more subadvisers to manage the assets of the Funds, including voting proxies with respect to a Fund’s portfolio securities. From time to time, however, the Adviser may elect to manage directly the assets of a Fund, including voting proxies with respect to its portfolio securities, or a Fund’s board of trustees or directors may otherwise delegate to the Adviser authority to vote such proxies. Rule 206(4)-6 under the Advisers Act requires that a registered investment adviser adopt and implement written policies and procedures reasonably designed to ensure that it votes proxies with respect to a client’s securities in the best interest of the client. Pursuant thereto, the Adviser has adopted and implemented these proxy voting policies and procedures (the “Procedures”).
Fiduciary Duty
The Adviser has a fiduciary duty to vote proxies on behalf of a Fund in the best interest of the Fund and its shareholders.
               Voting of Proxies
The Adviser will vote proxies with respect to a Fund’s portfolio securities when authorized to do so by the Fund and subject to the Fund’s proxy voting policies and procedures and any further direction or delegation of authority by the Fund’s board of trustees or directors. The decision on how to vote a proxy will be made by the person(s) to whom the Adviser has from time to time delegated such responsibility (the “Designated Person”). The Designated Person may include the Fund’s portfolio manager(s) and a Proxy Voting Committee, as described below.
When voting proxies with respect to a Fund’s portfolio securities, the following standards will apply:
• The Designated Person will vote based on what it believes to be in the best interest of the Fund and its shareholders and in accordance with the Fund’s investment guidelines.

• Each voting decision will be made independently. The Designated Person may enlist the services of reputable professionals (who may include persons employed by or otherwise associated with the Adviser or any of its affiliated persons) or independent proxy evaluation services such as Institutional Shareholder Services, to assist with the analysis of voting issues and/or to carry out the actual voting process. However, the ultimate decision as to how to vote a proxy will remain the responsibility of the Designated Person.

• The Adviser believes that a good management team of a company will generally act in the best interests of the company. Therefore, the Designated Person will take into consideration as a key factor in voting proxies with respect to securities of a company that are held by the Fund the quality of the company’s management and, in general, will vote as recommended by such management except in situations where the Designated Person believes such recommended vote is not in the best interests of the Fund and its shareholders.

• As a general principle, voting with respect to the same portfolio securities held by more than one Fund should be consistent among those Funds having substantially the same mandates.

• The Adviser will provide the Fund, from time to time in accordance with the Fund’s proxy voting policies and procedures and any applicable laws and regulations, a record of the Adviser’s voting of proxies with respect to the Fund’s portfolio securities.

Material Conflicts of Interest
In carrying out its proxy voting responsibilities, the Adviser will monitor and resolve potential material conflicts (“Material Conflicts”) between the interests of (a) a Fund and (b) the Adviser or any of its affiliated persons. Affiliates of the Adviser include Manulife Financial Corporation and its subsidiaries. Material Conflicts may arise, for example, if a proxy vote relates to matters involving any of these companies or other issuers in which the Adviser or any of its affiliates has a substantial equity or other interest.
If the Adviser or a Designated Person becomes aware that a proxy voting issue may present a potential Material Conflict, the issue will be referred to the Adviser’s Legal and Compliance Department. If the Legal and Compliance Department determines that a potential Material Conflict does exist, a Proxy Voting Committee will be appointed to consider and resolve the issue. The Proxy Voting Committee may make any determination that it considers reasonable and may, if it chooses, request the advice of an independent, third-party proxy service on how to vote the proxy.
Voting Proxies of Underlying Funds of a Fund of Funds
The Adviser or the Designated Person will vote proxies with respect to the shares of a Fund that are held by another Fund that operates as a fund of funds (a “Fund of Funds”) in the manner provided in the proxy voting policies and procedures of the Fund of Funds (including such policies and procedures relating to material conflicts of interest) or as otherwise directed by the board of trustees or directors of the Fund of Funds.
Proxy Voting Committee(s)
The Adviser will from time to time, and on such temporary or longer term basis as it deems appropriate, establish one or more Proxy Voting Committees. A Proxy Voting Committee shall include the Adviser’s Chief Compliance Officer (“CCO”) and may include legal counsel. The terms of reference and the procedures under which a Proxy Voting Committee will operate will be reviewed from time to time by the Legal and Compliance Department. Records of the deliberations and proxy voting recommendations of a Proxy Voting Committee will be maintained in accordance with applicable law, if any, and these Procedures.
Records Retention
The Adviser will retain (or arrange for the retention by a third party of) such records relating to proxy voting pursuant to these Procedures as may be required from time to time by applicable law and regulations, including the following:
i.	these Procedures and all amendments hereto;

ii.	all proxy statements received regarding Fund portfolio securities;

iii.	records of all votes cast on behalf of a Fund;

iv.	records of all Fund requests for proxy voting information;

v.	any documents prepared by the Designated Person or a Proxy Voting Committee that were material to or memorialized the basis for a voting decision;

vi.	all records relating to communications with the Funds regarding Conflicts; and

vii.	all minutes of meetings of Proxy Voting Committees.
Reporting to Fund Boards
The Adviser will provide the board of trustees or directors of a Fund (the “Board”) with a copy of these Procedures, accompanied by a certification that represents that the Procedures have been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, the Adviser will provide the Board with notice and a copy of any amendments or revisions to the Procedures and will report quarterly to the Board all material changes to the Procedures.

The CCO’s annual written compliance report to the Board will contain a summary of material changes to the Procedures during the period covered by the report.
If the Adviser votes any proxies in a manner inconsistent with either these Procedures or a Fund’s proxy voting policies and procedures, the Adviser will provide the CCO with a report detailing such exceptions.
In the case of proxies voted by a subadviser to a Fund (a “Subadviser”) pursuant to the Fund’s proxy voting procedures, the Adviser will request the Subadviser to certify to the Adviser that the Subadviser has voted the Fund’s proxies as required by the Fund’s proxy voting policies and procedures and that such proxy votes were executed in a manner consistent with these Procedures and to provide the Adviser will a report detailing any instances where the Subadviser voted any proxies in a manner inconsistent with the Fund’s proxy voting policies and procedures. The Adviser will then report to the Board on a quarterly basis regarding the Subadviser certification and report to the Board any instance where the Subadviser voted any proxies in a manner inconsistent with the Fund’s proxy voting policies and procedures.
Adopted: December 2007

Wellington Management Company, Global Proxy Voting Guidelines Wellington Management
Introduction
Upon a client’s written request, Wellington Management Company, (“Wellington Management”) votes securities that are held in the client’s account in response to proxies solicited by the issuers of such securities. Wellington Management established these Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.
These guidelines are based on Wellington Management’s fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Because ethical considerations can have an impact on the long-term value of assets, our voting practices are also attentive to these issues and votes will be cast against unlawful and unethical activity. Further, Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry. It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.
Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The “(SP)” after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.
Voting Guidelines Composition and Role of the Board of Directors
• Election of Directors: Case-by-Case We believe that shareholders’ ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may also withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.
• Classify Board of Directors: Against We will also vote in favor of shareholder proposals seeking to declassify boards.
• Adopt Director Tenure/Retirement Age (SP): Against
• Adopt Director & Officer Indemnification: For We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.
• Allow Special Interest Representation to Board (SP): Against
• Require Board Independence: For We believe that, in the absence of a compelling counter-argument or prevailing market norms, at least 65% of a board should be comprised of independent directors, with independence defined by the local market regulatory authority. Our support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.
• Require Key Board Committees to be Independent. For Key board committees are the Nominating, Audit, and Compensation Committees. Exceptions will be made, as above, in respect of local market conventions.
• Require a Separation of Chair and CEO or Require a For Lead Director:
• Approve Directors’ Fees: For
• Approve Bonuses for Retiring Directors: Case-by-Case
• Elect Supervisory Board/Corporate Assembly: For
• Elect/Establish Board Committee: For

• Adopt Shareholder Access/Majority Vote on Election of Case-by-Case
Directors (SP):
We believe that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Our support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of “withhold” votes. We believe that it is important for majority voting to be defined within the company’s charter and not simply within the company’s corporate governance policy.
Generally we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, we will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.
Management Compensation
• Adopt/Amend Stock Option Plans: Case-by-Case
• Adopt/Amend Employee Stock Purchase Plans: For
• Approve/Amend Bonus Plans: Case-by-Case In the US, Bonus Plans are customarily presented for shareholder approval pursuant to Section 162(m) of the Omnibus Budget Reconciliation Act of 1992 (“OBRA”). OBRA stipulates that certain forms of compensation are not tax-deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote “for” these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162 (m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.
• Approve Remuneration Policy: Case-by-Case
• Exchange Underwater Options: Case-by-Case We may support value-neutral exchanges in which senior management is ineligible to participate.
• Eliminate or Limit Severance Agreements (Golden Case-by-Case Parachutes):
We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders’ best economic interest.
• Shareholder Approval of Future Severance Agreements Case-by-Case Covering Senior Executives (SP):
We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof. But, we are also mindful of the board’s need for flexibility in recruitment and retention and will therefore oppose limitations on board compensation policy where respect for industry practice and reasonable overall levels of compensation have been demonstrated.
• Expense Future Stock Options (SP): For
• Shareholder Approval of All Stock Option Plans (SP): For
• Disclose All Executive Compensation (SP): For
Reporting of Results
• Approve Financial Statements: For
• Set Dividends and Allocate Profits: For

• Limit Non-Audit Services Provided by Auditors (SP): Case-by-Case
We follow the guidelines established by the Public Company Accounting Oversight Board regarding permissible levels of non-audit fees payable to auditors.
• Ratify Selection of Auditors and Set Their Fees: Case-by-Case
We will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest.
• Elect Statutory Auditors: Case-by-Case
• Shareholder Approval of Auditors (SP): For
Shareholder Voting Rights
• Adopt Cumulative Voting (SP): Against
We are likely to support cumulative voting proposals at “controlled” companies (i.e., companies with a single majority shareholder), or at companies with two-tiered voting rights.
• Shareholder Rights Plans Case-by-Case
Also known as Poison Pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. However, these plans also may be misused to entrench management. The following criteria are used to evaluate both management and shareholder proposals regarding shareholder rights plans.
– We generally support plans that include:
– Shareholder approval requirement
– Sunset provision
– Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote).
Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).
• Authorize Blank Check Preferred Stock: Case-by-Case
We may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.
• Eliminate Right to Call a Special Meeting: Against
• Increase Supermajority Vote Requirement: Against
We likely will support shareholder and management proposals to remove existing supermajority vote requirements.
• Adopt Anti-Greenmail Provision: For
• Adopt Confidential Voting (SP): Case-by-Case
We require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.
• Remove Right to Act by Written Consent: Against
Capital Structure
• Increase Authorized Common Stock: Case-by-Case

We generally support requests for increases up to 100% of the shares currently authorized. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase. Conversely, at companies trading in less liquid markets, we may impose a lower threshold.

• Approve Merger or Acquisition: Case-by-Case
• Approve Technical Amendments to Charter: Case-by-Case
• Opt Out of State Takeover Statutes: For
• Authorize Share Repurchase: For
• Authorize Trade in Company Stock: For
• Approve Stock Splits: Case-by-Case
We approve stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.
• Approve Recapitalization/Restructuring: Case-by-Case
• Issue Stock with or without Preemptive Rights: For
• Issue Debt Instruments: Case-by-Case
Social Issues
• Endorse the Ceres Principles (SP): Case-by-Case
• Disclose Political and PAC Gifts (SP): Case-by-Case
We generally do not support imposition of disclosure requirements on management of companies in excess of regulatory requirements.
• Require Adoption of International Labor Organization’s Case-by-Case
Fair Labor Principles (SP):
• Report on Sustainability (SP): Case-by-Case
Miscellaneous
• Approve Other Business: Against
• Approve Reincorporation: Case-by-Case
• Approve Third-Party Transactions: Case-by-Case
Dated: October 16,2008

PART C: OTHER INFORMATION
ITEM 23. EXHIBITS

(a)(1)	Agreement and Declaration of Trust dated June 28, 2005 — previously filed as exhibit (a) to initial registration statement on Form N-1A filed on June 30, 2005, accession number 0000950135-05-003640.

(a)(2)	Amended and Restated Agreement and Declaration of Trust dated August 12, 2005 — previously filed as exhibit (a)(2) to pre-effective amendment no. 1 filed on September 30, 2005, accession number 0000950135-05-005616.

(a)(3)	Amendment dated September 29, 2006, to the Amended and Restated Declaration of Trust dated August 12, 2005 — previously filed as exhibit (a)(3) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(a)(4)	Amendment dated June 29, 2008 to the Amended and Restated Declaration of Trust dated August 12, 2005 — previously filed as exhibit (a)(4) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(b)	By-laws of the Registrant dated June 28, 2005 — previously filed as exhibit (a) to initial registration statement on Form N-1A filed on June 30, 2005, accession number 0000950135-05-003640.

(c)	See Exhibits (a) and (b).

(d)	Advisory Agreement and Subadvisory Agreements.

(d)(1)	Amended and Restated Advisory Agreement dated September 26, 2008 between John Hancock Funds II and John Hancock Investment Management Services — previously filed as exhibit (d)(1) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(1)(a)	Amendment dated December 19, 2008 to the Amended and Restated Advisory Agreement dated September 26, 2008 relating to Alternative Asset Allocation Fund, Short-Term Government Income Fund, Mid Value Fund, Financial Services Fund, Global Agriculture Fund, Global Infrastructure Fund and Global Timber Fund between John Hancock Funds II and John Hancock Investment Services. — FILED HEREWITH.

(d)(1)(b)	Form of Amendment to the Amended and Restated Advisory Agreement dated September 26, 2008 relating to Technical Opportunities Fund between John Hancock Funds II and John Hancock Investment Services. — FILED HEREWITH.

(d)(2)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. — previously filed as exhibit (d)(2) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(2)(A)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to All Cap Growth Fund between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. — previously filed as exhibit (d)(7) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(2)(B)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Mid Cap Core Fund between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. — previously filed as exhibit (d)(8) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(2)(C)	Amendment dated July 1, 2007 to Subadvisory Agreement dated October 17, 2005 relating to All Cap Growth Fund between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. — previously filed as exhibit (d)(11) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(2)(D)	Amendment dated June 19, 2008 to Subadvisory Agreement dated October 17, 2005 relating to subadviser name change to Invesco Aim Capital Management, Inc. between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. — previously filed as exhibit (d)(2)(D) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(2)(E)	Amendment dated September 26, 2008 to Subadvisory Agreement dated October 17, 2005 relating to subadviser use of agents between John Hancock Investment Management Services, LLC and Invesco Aim Capital Management, Inc. — previously filed as exhibit (d)(2)(E) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(3)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and American Century Investment Management, Inc. — previously filed as exhibit (d)(3) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(3)(A)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Vista Fund and Small Company Fund between John Hancock Investment Management Services, LLC and American Century Investment Management, Inc. — previously filed as exhibit (d)(10) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(4)	Subadvisory Agreement dated September 30, 2006 between John Hancock Investment Management Services, LLC and BlackRock Investment Management, LLC — previously filed as exhibit (d)(11) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(4)(A)	Amendment dated December 1, 2006 to Subadvisory Agreement dated September 30, 2006 relating to Large Cap Value Fund between John Hancock Investment Management Services, LLC and BlackRock Investment Management, LLC — previously filed as exhibit (d)(4)(A) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(5)	Subadvisory Agreement dated May 30, 2008 between John Hancock Investment Management Services, LLC and Columbia Management Advisors, LLC — previously filed as exhibit (d)(5) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(6)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Davis Selected Advisors, L.P. — previously filed as exhibit (d)(4) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(6)(A)	Amendment dated December 19, 2008 to Subadvisory Agreement dated October 17, 2005 relating to Core Equity Fund, Financial Services Fund, and Fundamental Value Fund between John Hancock Investment Management Services, LLC and Davis Selected Advisors, L.P. — previously filed as exhibit (d)(6)(A) to post-effective amendment no. 23 filed on April 29, 2009, accession number 0000950135-09-003252.

(d)(7)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Declaration Management & Research LLC — previously filed as exhibit (d)(5) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(7)(A)	Amendment dated October 2, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Total Bond Market Fund between John Hancock Investment Management Services, LLC and Declaration Management & Research LLC — previously filed as exhibit (d)(7)(A) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(8)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc. — previously filed as exhibit (d)(6) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(8)(A)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Global Real Estate Fund between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc. — previously filed as exhibit (d)(16) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(8)(B)	Research, Advisory and Investment Management Agreement dated April 28, 2006 between RREEF America L.L.C. and Deutsche Asset Management International GmbH — previously filed as exhibit (d)(20) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(8)(C)	Research and Advisory Agreement dated April 28, 2006 between RREEF America L.L.C and Deutsche Asset Management (Hong Kong) Limited — previously filed as exhibit (d)(21) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(8)(D)	Research, Advisory and Investment Management Agreement dated April 28, 2006 between RREEF America L.L.C and RREEF Global Advisors Limited — previously filed as exhibit (d)(22) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(8)(E)	Research, Advisory and Investment Management Agreement dated April 28, 2006 between Deutsche Asset Management, Inc. and RREEF America L.L.C — previously filed as exhibit (d)(23) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

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(d)(8)(F)	Research and Advisory Agreement dated April 28, 2006 between RREEF America L.L.C and Deutsche Investments Australia Limited — previously filed as exhibit (d)(24) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(8)(G)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Dynamic Growth Fund between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc. — previously filed as exhibit (d)(17) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(9)	Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and Dimensional Fund Advisors Inc. — previously filed as exhibit (d)(25) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(9)(A)	Amendment dated April 30, 2007 to Subadvisory Agreement dated April 28, 2006 related to Emerging Markets Value Fund and International Small Company Fund between John Hancock Investment Management Services, LLC and Dimensional Fund Advisors Inc. — previously filed as exhibit (d)(27) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(9)(B)	Amendment dated December 19, 2008 to Subadvisory Agreement dated April 28, 2006 related to Small Cap Opportunities Fund between John Hancock Investment Management Services, LLC and Dimensional Fund Advisors Inc. — previously filed as exhibit (d)(9)(B) to post-effective amendment no. 23 filed on April 29, 2009, accession number 0000950135-09-003252.

(d)(10)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Franklin Advisers, Inc. — previously filed as exhibit (d)(8) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(10)(A)	Subadvisory Agreement dated April 30, 2007 relating to Income Fund between John Hancock Investment Management Services, LLC and Franklin Advisers, LLC. — previously filed as exhibit (d)(29) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(11)	Form of Subadvisory Agreement relating to Mutual Shares Fund between John Hancock Investment Management Services, LLC and Franklin Mutual Advisers, LLC. — previously filed as exhibit (d)(26) to post-effective amendment no. 12 filed on February 14, 2007, accession number 0000950135-07-000887.

(d)(12)	Subadvisory Agreement dated April 28, 2008 relating to International Small Cap Fund between John Hancock Investment Management Services, LLC and Franklin Templeton Investment Corp. — previously filed as exhibit (d)(12) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(13)	Subadvisory Agreement dated September 26, 2008 relating to Smaller Company Growth Fund between John Hancock Investment Management Services, LLC and Frontier Capital Management Co., LLC — previously filed as exhibit (d)(13) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(14)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Fund Asset Management Services, LP — previously filed as exhibit (d)(27) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(14)(A)	Amendment dated June 1, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Large Cap Value Fund between John Hancock Investment Management Services, LLC and Fund Asset Management Services, LP — previously filed as exhibit (d)(28) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(15)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Growth & Income Fund) — previously filed as exhibit (d)(9) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(15)(A)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Growth Fund) — previously filed as exhibit (d)(10) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(15)(B)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Growth Opportunities Fund) — previously filed as exhibit (d)(11) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

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(d)(15)(C)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (International Stock Fund) — previously filed as exhibit (d)(12) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(15)(D)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Intrinsic Value Fund) — previously filed as exhibit (d)(13) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(15)(E)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Managed Fund) — previously filed as exhibit (d)(14) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(15)(F)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (U.S. Multi-Sector Fund) — previously filed as exhibit (d)(15) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(15)(G)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Value Opportunities Fund) — previously filed as exhibit (d)(16) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(15)(H)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (International Growth Fund) — previously filed as exhibit (d)(37) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(16)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Jennison Associates LLC — previously filed as exhibit (d)(18) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(16)(A)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Capital Appreciation Fund between John Hancock Investment Management Services, LLC and Jennison Associates LLC — previously filed as exhibit (d)(41) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(17)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Legg Mason Capital Management, Inc. — previously filed as exhibit (d)(20) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(18)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Lord, Abbett & Co. — previously filed as exhibit (d)(21) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(19)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Marsico Capital Management, LLC — previously filed as exhibit (d)(22) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(19)(A)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to International Opportunities Fund between John Hancock Investment Management Services, LLC and Marsico Capital Management, LLC. — previously filed as exhibit (d)(46) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(19)(B)	Subadvisory Agreement dated December 14, 2007 between John Hancock Investment Management Services, LLC and Marsico Capital Management, LLC — previously filed as exhibit (d)(19)(B) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(20)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and John Hancock Advisers, LLC — previously filed as exhibit (d)(19) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(20)(A)	Transfer Agreement on behalf of Active Bond and Strategic Income Funds transferring John Hancock Advisers, LLC’s (“JHA”) rights and obligations under the Subadvisory Agreement between John Hancock Investment Management Services, LLC and JHA to Sovereign Asset Management LLC — previously filed as exhibit (d)(40) to post-effective amendment no. 3 filed on January 31, 2006, accession number 0001010521-06-000054.

(d)(20)(B)	Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and Sovereign Asset Management LLC (now known as MFC Global Investment Management (U.S.) LLC) — previously filed as exhibit (d)(63) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

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(d)(20)(C)	Subadvisory Consulting Agreement dated December 13, 2006 relating to Absolute Return Portfolio and Lifecycle Retirement Portfolio between MFC Global Investment Management (U.S.), LLC and MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d)(20)(C) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(20)(D)	Amendment dated December 29, 2008 to Subadvisory Agreement dated April 28, 2006 relating to Short-Term Government Income Fund between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.) LLC — FILED HEREWITH.

(d)(21)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d)(25) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(21)(A)	Amended and Restated Subadvisory Consulting Agreement dated October 17, 2005 relating to Lifestyle Aggressive 1000 Fund, Lifestyle Growth 820 Fund, Lifestyle Balanced 640 Fund, Lifestyle Moderate 460 Fund and Lifestyle Conservative 280 Fund between John Hancock Investment Management Services, LLC, Deutsche Asset Management, Inc. and MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d)(18) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(21)(B)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Absolute Return Fund between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d)(51) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(21)(C)	Amendment dated October 2, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Index 500 Fund, Lifecycle 2010 Portfolio, Lifecycle 2015 Portfolio, Lifecycle 2020 Portfolio, Lifecycle 2025 Portfolio, Lifecycle 2030 Portfolio, Lifecycle 2035 Portfolio, Lifecycle 2040 Portfolio, Lifecycle 2045 Portfolio, Lifecycle 2050, Portfolio, and Lifecycle Retirement Portfolio between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d)(21)(C) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(21)(D)	Amendment dated October 2, 2006 Amended and Restated Subadvisory Consulting Agreement dated October 17, 2005 relating to Lifecycle 2010 Portfolio, Lifecycle 2015 Portfolio, Lifecycle 2020 Portfolio, Lifecycle 2025 Portfolio, Lifecycle 2030 Portfolio, Lifecycle 2035 Portfolio, Lifecycle 2040 Portfolio, Lifecycle 2045 Portfolio, Lifecycle 2050, Portfolio, and Lifecycle Retirement Portfolio between John Hancock Investment Management Services, LLC, Deutsche Asset Management, Inc. and MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d)(21)(D) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(21)(E)	Amendment dated December 26, 2007 to Subadvisory Agreement dated October 17, 2005 relating to Lifecycle 2010 Portfolio, Lifecycle 2015 Portfolio, Lifecycle 2020 Portfolio, Lifecycle 2025 Portfolio, Lifecycle 2030 Portfolio, Lifecycle 2035 Portfolio, Lifecycle 2040 Portfolio, Lifecycle 2045 Portfolio, Lifecycle 2050, Portfolio, Lifecycle Retirement Portfolio, Retirement Income Portfolio and Retirement Rising Income Portfolio between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d)(57)to post-effective amendment no. 17 filed on April 16, 2008, accession number 0000950135-08-002553.

(d)(21)(F)	Second Amendment dated December 26, 2007 to Amended and Restated Subadvisory Consulting Agreement dated October 17, 2005 relating to Lifecycle 2010 Portfolio, Lifecycle 2015 Portfolio, Lifecycle 2020 Portfolio, Lifecycle 2025 Portfolio, Lifecycle 2030 Portfolio, Lifecycle 2035 Portfolio, Lifecycle 2040 Portfolio, Lifecycle 2045 Portfolio, Lifecycle 2050, Portfolio, and Lifecycle Retirement Portfolio between John Hancock Investment Management Services, LLC, Deutsche Asset Management, Inc. and MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d)(21)(F) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(21)(G)	Amendment dated April 25, 2008 to Subadvisory Agreement dated October 17, 2005 relating to Quantitative All Cap Fund between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d)(91)to post-effective amendment no. 17 filed on April 16, 2008, accession number 0000950135-08-002553.

5

(d)(21)(H)	Amendment dated April 28, 2008 to Subadvisory Agreement dated October 17, 2005 relating to Absolute Return Portfolio between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d)(21)(H) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(21)(I)	Amendment dated June 27, 2008 to Subadvisory Agreement dated October 17, 2005 relating to American Diversified Growth & Income Fund, American Fundamental Holdings Fund and American Global Diversification Fund between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d)(21)(I) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(21)(J)	Amendment dated September 26, 2008 to Subadvisory Agreement dated October 17, 2005 relating to Smaller Company Growth Fund between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (d)(21)(J) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(21)(K)	Amendment dated December 29, 2008 to Subadvisory Agreement dated October 17, 2005 relating to Global Agriculture Fund, Global Infrastructure Fund, Global Timber Fund, and Alternative Asset Allocation Fund between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited — FILED HEREWITH.

(d)(22)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Morgan Stanley Investment Management — previously filed as exhibit (d)(26) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(23)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Munder Capital Management, LLC — previously filed as exhibit (d)(27) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(23)(A)	Subadvisory Agreement dated December 29, 2006 between John Hancock Investment Management Services, LLC and Munder Capital Management, LLC — previously filed as exhibit (d)(23)(A) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(23)(B)	Amendment dated June 27, 2008 to Subadvisory Agreement dated December 29, 2006 relating to Small Cap Opportunities Fund between John Hancock Investment Management Services, LLC and Munder Capital Management, LLC — previously filed as exhibit (d)(23)(B) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(24)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Pacific Investment Management Company, LLC — previously filed as exhibit (d)(28) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(24)(A)	Amendment dated June 29, 2007 to Subadvisory Agreement dated October 17, 2005 relating to Real Return Bond Fund between John Hancock Investment Management Services, LLC and Pacific Investment Management Company LLC — previously filed as exhibit (d)(59) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(24)(B)	Amendment dated April 28, 2008 to Subadvisory Agreement dated October 17, 2005 relating to Total Return Fund between John Hancock Investment Management Services, LLC and Pacific Investment Management Company LLC — previously filed as exhibit (d)(24)(B) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(25)	Subadvisory Agreement dated September 26, 2008 relating to Smaller Company Growth Fund between John Hancock Investment Management Services, LLC and Perimeter Capital Management — previously filed as exhibit (d)(25) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(26)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Pzena Investment Management, LLC — previously filed as exhibit (d)(29) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(27)	Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and RCM Capital Management LLC — previously filed as exhibit (d)(57) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

6

(d)(27)(A)	Amendment dated October 6, 2006 to Subadvisory Agreement dated April 28, 2006 relating to Science and Technology Fund between John Hancock Investment Management Services, LLC and RCM Capital Management LLC — previously filed as exhibit (d)(58) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(28)	Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and RiverSource Investments, LLC — previously filed as exhibit (d)(59) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(29)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and SSgA Funds Management, Inc. — previously filed as exhibit (d)(31) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(30)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Templeton Global Advisors Limited — previously filed as exhibit (d)(34) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(31)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Templeton Investment Counsel, Inc. — previously filed as exhibit (d)(35) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(31)(A)	Sub-Subadvisory Agreement dated December 14, 2007 between Templeton Investment Counsel, Inc. and Templeton Global Advisors Limited — previously filed as exhibit (d)(31)(A) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(32)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. — previously filed as exhibit (d)(33) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(32)(A)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Real Estate Equity Fund between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. — previously filed as exhibit (d)(68) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(32)(B)	Amendment dated October 6, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Science & Technology Fund between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. — previously filed as exhibit (d)(32)(B) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(32)(C)	Amendment dated January 17, 2008 to Subadvisory Agreement dated October 17, 2005 relating to U.S. Global Leaders Growth Fund between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. — previously filed as exhibit (d)(32)(C) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(32)(D)	Amendment dated December 29, 2008 to Subadvisory Agreement dated October 17, 2005 relating to Mid Value Fund between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. — FILED HEREWITH.

(d)(33)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and UBS Global Asset Management — previously filed as exhibit (d)(36) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(33)(A)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Global Allocation Fund and Large Cap Fund between John Hancock Investment Management Services, LLC and UBS Global Asset Management — previously filed as exhibit (d)(72) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(33)(B)	Amendment dated December 19, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Global Allocation Fund and Large Cap Fund between John Hancock Investment Management Services, LLC and UBS Global Asset Management — previously filed as exhibit (d)(33)(B) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(34)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP — previously filed as exhibit (d)(38) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

7

(d)(34)(A)	Amendment dated April 30, 2007 to Subadvisory Agreement dated October 17, 2005 relating to Mid Cap Intersection Fund between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP — previously filed as exhibit (d)(80) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(34)(B)	Amendment dated June 29, 2007 to Subadvisory Agreement dated October 17, 2005 relating to Special Value Fund between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP — previously filed as exhibit (d)(81) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(34)(C)	Amendment dated January 2, 2008 to Subadvisory Agreement dated October 17, 2005 relating to Global Asset Allocation Fund between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP — previously filed as exhibit (d)(85)to post-effective amendment no. 17 filed on April 16, 2008, accession number 0000950135-08-002553.

(d)(34)(D)	Amendment dated September 26, 2008 to Subadvisory Agreement dated October 17, 2005 relating to Alpha Opportunities Fund between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP — previously filed as exhibit (d)(34)(D) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(d)(34)(E)	Form of Amendment to Subadvisory Agreement dated October 17, 2005 relating to Technical Opportunities Fund between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP — FILED HEREWITH.

(d)(35)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Wells Capital Management, Inc. — previously filed as exhibit (d)(39) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(35)(A)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Core Bond Fund and U.S. High Yield Fund between John Hancock Investment Management Services, LLC and Wells Capital Management, Inc. — previously filed as exhibit (d)(77) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(36)	Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and Western Asset Management Company — previously filed as exhibit (d)(78) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(36)(A)	Sub — Subadvisory Agreement dated April 28, 2006 between Western Asset Management Company and Western Asset Management Company Limited — previously filed as exhibit (d)(79) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(36)(B)	Amendment dated December 26, 2007 to Subadvisory Agreement dated April 28, 2006 relating to Floating Rate Income Fund between John Hancock Investment Management Services, LLC and Western Asset Management Company — previously filed as exhibit (d)(90)to post-effective amendment no. 17 filed on April 16, 2008, accession number 0000950135-08-002553.

(d)(36)(C)	Amendment dated December 26, 2007 to Subadvisory Agreement dated April 28, 2006 relating to Floating Rate Income Fund (WA Portfolio #3074) between John Hancock Investment Management Services, LLC and Western Asset Management Company — previously filed as exhibit (d)(36)(C) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(e)	Distribution Agreement dated October 17, 2005 between Registrant and John Hancock Funds, LLC — previously filed as exhibit (e) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(f)	Not Applicable.

(g)	Custodian Agreement. Master Custodian Agreement dated September 26, 2008 between John Hancock Funds II and State Street Bank and Trust Company — previously filed as exhibit (g) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(h)	Other Material Contracts.

(h)(1)	Master Transfer Agency and Service Agreement — previously filed as exhibit (h)(1) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

8

(h)(2)	Class R Service Plan dated June 30, 2006 — previously filed as exhibit (h)(3) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(h)(3)	Class R1 Service Plan dated June 30, 2006 — previously filed as exhibit (h)(4) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(h)(4)	Class R2 Service Plan dated June 30, 2006 — previously filed as exhibit (h)(5) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(h)(5)	Class R3 Service Plan — previously filed as exhibit (h)(6) to post-effective amendment no. 8 filed on July 18, 2006, accession number 0001010521-06-000572.

(h)(6)	Class R4 Service Plan — previously filed as exhibit (h)(7) to post-effective amendment no. 8 filed on July 18, 2006, accession number 0001010521-06-000572.

(h)(7)	Class R5 Service Plan — previously filed as exhibit (h)(8) to post-effective amendment no. 8 filed on July 18, 2006, accession number 0001010521-06-000572.

(h)(8)	Expense Limitation Agreement — FILED HEREWITH.

(h)(9)	Amendment to Securities Lending Agency Agreement dated as of October 20, 2008 between Registrant and The Goldman Sachs Trust Company — previously filed as exhibit (h)(12) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(h)(10)	Service Agreement dated as of April 28, 2008 between Registrant and John Hancock Investment Management Services, LLC — previously filed as exhibit (h)(13) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(i)	Legal Opinion — FILED HEREWITH

(j)	Not Applicable.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Plan of Distribution pursuant to Rule 12b-1.

(m)(1)	Plan of Distribution pursuant to Rule 12b-1 relating to Class 1 Shares — previously filed as exhibit (m)(1) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(2)	Plan of Distribution pursuant to Rule 12b-1 relating to Class 3 Shares — previously filed as exhibit (m)(2) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(3)	Plan of Distribution pursuant to Rule 12b-1 relating to Class A Shares — previously filed as exhibit (m)(3) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(4)	Plan of Distribution pursuant to Rule 12b-1 relating to Class B Shares — previously filed as exhibit (m)(4) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(5)	Plan of Distribution pursuant to Rule 12b-1 relating to Class C Shares — previously filed as exhibit (m)(5) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(6)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R Shares dated June 30, 2006 — previously filed as exhibit (m)(6) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(m)(7)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R1 Shares dated June 30, 2006 — previously filed as exhibit (m)(7) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(m)(8)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R2 Shares dated June 30, 2006 — previously filed as exhibit (m)(8) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(m)(9)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R3 Shares — previously filed as exhibit (m)(7) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(10)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R4 Shares — previously filed as exhibit (m)(8) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(11)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R5 Shares — previously filed as exhibit (m)(11) to post-effective amendment no. 7 filed on June 30, 2006, accession number 0001010521-06-000549.

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(n)	Amended Multiple Class Plan pursuant to Rule 18f-3 — previously filed as exhibit (n) to post-effective amendment no. 7 filed on June 30, 2006, accession number 0001010521-06-000549.

(o)	Not Applicable.

(p)	Codes of Ethics of the Registrant and its Investment Adviser and Subadvisers.

(p)(1)	Codes of Ethics for John Hancock Funds II and John Hancock Investment Management Services LLC dated January 1, 2008 — previously filed as exhibit (p)(1) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(p)(2)	Code of Ethics for A I M Capital Management, Inc. — previously filed as exhibit (p)(3) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(3)	Code of Ethics for American Century Investments — previously filed as exhibit (p)(4) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(4)	Code of Ethics for BlackRock Investment Management LLC — previously filed as exhibit (p)(5) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(6)	Code of Ethics for Columbia Management Advisors, LLC — previously filed as exhibit (p)(6) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(p)(7)	Code of Ethics for Davis Selected Advisors, L.P. — previously filed as exhibit (p)(7) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(8)	Code of Ethics for Declaration Management & Research LLC — previously filed as exhibit (p)(8) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(9)	Code of Ethics for Deutsche Asset Management, Inc. (U.S.) — previously filed as exhibit (p)(9) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(10)	Code of Ethics for Dimensional Fund Advisors, Inc. — previously filed as exhibit (p)(10) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(11)	Code of Ethics for Franklin Templeton — previously filed as exhibit (p)(11) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(12)	Code of Ethics for Frontier Capital Management Company, LLC — previously filed as exhibit (d)(93) to post-effective amendment no 19 on July 17, 2008, accession number 0000950135-08-005015.

(p)(13)	Code of Ethics for Fund Asset Management, L.P. (Mercury Advisors)(Merrill Lynch Investment Managers) — previously filed as exhibit (p)(12) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(14)	Code of Ethics for Grantham, Mayo, Van Otterloo & Co. LLC — previously filed as exhibit (p)(13) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(15)	Code of Ethics for Jennison Associates LLC — previously filed as exhibit (p)(15) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(16)	Code of Ethics for Legg Mason Funds Management, Inc. — previously filed as exhibit (p)(17) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(17)	Code of Ethics for Lord, Abbett & Co. — previously filed as exhibit (p)(18) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(18)	Code of Ethics for Marsico Capital Management, LLC — previously filed as exhibit (p)(20) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(19)	Code of Ethics for MFC Global Investment Management (U.S.) LLC — previously filed as exhibit (p)(19) to post-effective amendment no. 22 filed on December 24, 2008, accession number 0000950135-08-008571.

(p)(20)	Code of Ethics for Morgan Stanley Investment Management — previously filed as exhibit (p)(22) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(21)	Code of Ethics for MFC Global Investment Management (U.S.A.) Limited — previously filed as exhibit (p)(19) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(22)	Code of Ethics for Munder Capital Management — previously filed as exhibit (p)(23) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

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(p)(23)	Code of Ethics for Pacific Investment Management Company — previously filed as exhibit (p)(24) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(24)	Code of Ethics for Perimeter Capital Management — previously filed as exhibit (d)(93) to post-effective amendment no 19 on July 17, 2008, accession number 0000950135-08-005015.

(p)(25)	Code of Ethics for Pzena Investment Management, LLC — previously filed as exhibit (p)(25) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(26)	Code of Ethics for RCM Capital Management — previously filed as exhibit (p)(26) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(27)	Code of Ethics for RiverSource Investments (Ameriprise): Retail Access — previously filed as exhibit (p)(27) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(28)	Code of Ethics for SSgA Funds Management, Inc. — previously filed as exhibit (p)(29) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(29)	Code of Ethics for T. Rowe Price Associates, Inc. — previously filed as exhibit (p)(32) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(30)	Code of Ethics for UBS Global Asset Management — previously filed as exhibit (p)(33) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(31)	Code of Ethics for Wellington Management Company, LLP — previously filed as exhibit (p)(35) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(32)	Code of Ethics for Wells Capital Management, Inc. — previously filed as exhibit (p)(36) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(33)	Code of Ethics for Western Asset Management — previously filed as exhibit (p)(37) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(q)	Power of Attorney date October 1, 2008 — previously filed as exhibit (q) to post-effective amendment no. 20 filed on October 15, 2008, accession number 0000950135-08-006516.
ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
Two of the Registrant’s shareholders are:
(i) John Hancock Life Insurance Company of New York (“John Hancock New York”),
(ii) John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”).
John Hancock New York and John Hancock USA hold shares of the Registrant attributable to group annuity contracts in their respective separate accounts that are not registered under the Investment Company Act of 1940. The Lifestyle Portfolios are also shareholders of certain of the non-Lifestyle funds of the Registrant. John Hancock New York and John Hancock USA are indirect wholly-owned subsidiaries of Manulife Financial Corporation (see chart of corporate affiliates below).
MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES — December 31, 2008

11

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES — December 31, 2008

ITEM 25. INDEMNIFICATION
The Registrant’s Amended and Restated Declaration of Trust and Distribution Agreement filed previously contain provisions limiting the liability, and providing for the indemnification, of the Trustees and officers under certain circumstances.
Registrant’s Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 25, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
See “Fund Details” in the Prospectuses and “Investment Management Agreements” in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers, reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is incorporated herein by reference.
ITEM 27. PRINCIPAL UNDERWRITERS
(a) John Hancock Funds, LLC acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Bond Trust, John Hancock California Tax-Free Income Trust, John Hancock Capital Series, John Hancock Current Interest, John Hancock Equity Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series Fund, John Hancock Municipal Securities Trust, John Hancock World Fund, John Hancock Investors Trust, John Hancock Tax-Advantaged Dividend Income Fund, John Hancock Income Securities Trust and John Hancock Funds III.
(b) The following table presents certain information with respect to each director and officer of John Hancock Funds, LLC:

POSITIONS AND
NAME AND PRINCIPAL	POSITIONS AND OFFICES WITH	OFFICES WITH
BUSINESS ADDRESS	UNDERWRITER	REGISTRANT
James R. Boyle 601 Congress Street Boston, Massachusetts 02210	Chairman and Director	Trustee

Keith F. Hartstein 601 Congress Street Boston, Massachusetts 02210	Director, President and Chief Executive Officer	President

John G. Vrysen 601 Congress Street Boston, Massachusetts 02210	Director, Executive Vice President and Chief Operating Officer	Chief Financial Officer

Michael Mahoney 601 Congress Street Boston, Massachusetts 02210	Chief Compliance Officer	None

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POSITIONS AND
NAME AND PRINCIPAL	POSITIONS AND OFFICES WITH	OFFICES WITH
BUSINESS ADDRESS	UNDERWRITER	REGISTRANT
Peter Copestake 601 Congress Street Boston, Massachusetts 02210	Treasurer	None

John T. Litzow 601 Congress Street Boston, Massachusetts 02210	Senior Vice President	None

Jeffery H. Long 601 Congress Street Boston, Massachusetts 02210	Vice President, Controller and Assistant Treasurer	None

Andrew G. Arnott 601 Congress Street Boston, Massachusetts 02210	Vice President	None

Arthur E. Creel 601 Congress Street Boston, Massachusetts 02210	Vice President	None

Carey Hoch 601 Congress Street Boston, Massachusetts 02210	Vice President	None

Kristine McManus 601 Congress Street Boston, Massachusetts 02210	Vice President	None

Daniel Rollins 601 Congress Street Boston, Massachusetts 02210	Second Vice President	None

Karen F. Walsh 601 Congress Street Boston, Massachusetts 02210	Assistant Treasurer	None

David Hayter 601 Congress Street Boston, Massachusetts 02210	Assistant Treasurer	None

Cathy Hopkinson 601 Congress Street Boston, Massachusetts 02210	Assistant Treasurer	None

Wayne Zuk 601 Congress Street Boston, Massachusetts 02210	Assistant Treasurer	None

Thomas M. Kinzler 601 Congress Street Boston, Massachusetts 02210	Secretary	Secretary, Chief Legal Officer
(c) None.
ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 are kept by John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC.), the Registrant’s investment adviser, at its offices at 601 Congress Street, Boston, Massachusetts 02210,

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By the Registrant at its principal business offices located at 601 Congress Street, Boston, Massachusetts 02210 or
By State Street Bank and Trust Company, the custodian for the Registrant, at its offices at 2 Avenue de Lafayette, Boston, Massachusetts 02111.
By Invesco Aim Capital Management, Inc., the subadviser to the All Cap Growth Fund and the Small Company Growth Fund, at its offices at 11 Greenway Plaza, Houston, Texas 77046.
By American Century Investment Management, Inc., the subadviser to the Small Company Fund and the Vista Fund, at its offices at 4500 Main Street, Kansas City, Missouri 64111.
By BlackRock Investment Management, Inc., the subadviser to the Large Cap Value Fund, at its offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536.
By Columbia Management Advisors, LLC, the subadviser to the Value & Restructuring Fund, at its offices at One Financial Center, Boston, MA 02111.
By Davis Selected Advisers, L.P., the subadviser to the Financial Services Fund and the Fundamental Value Fund, at its offices at 2949 East Elvira Road, Suite 101, Tuscon, Arizona 85706.
By Declaration Management & Research LLC, the subadviser to the Short-Term Bond Fund and the Total Bond Market Fund, at its offices at 1650 Tysons Blvd., McLean, VA 22102.
By Deutsche Investment Management Americas, Inc., the subadviser to the Lifestyle Portfolios, All Cap Core Fund, Global Real Estate Fund, Dynamic Growth Fund and the Real Estate Securities Fund, at its offices at 345 Park Avenue, New York, New York 10154.
By Dimensional Fund Advisors, the subadviser to the International Small Company Fund and the Emerging Markets Value Fund, at its offices at 1299 Ocean Avenue, Santa Monica, California 90401.
By Franklin Advisers, Inc., the investment adviser to the Income Fund, at its offices at One Franklin Parkway, San Mateo, California 94403.
By Franklin Mutual Advisers, LLC. the investment adviser to the Mutual Shares Fund, at its offices at John F. Kennedy Parkway, Short Hills, New Jersey 07078.
By Frontier Capital Management, the subadviser to the Small Company Growth Fund, at its offices at 830 E. Arques Avenue, Sunnyvale, CA 94085-4519.
By Grantham, Mayo, Van Otterloo & Co. LLC, the subadviser to the Growth Opportunities Fund, International Core Fund, U.S. Core Fund, U.S. Multi Sector Fund, Value Opportunities Fund and the Managed Fund, at its offices at 40 Rowes Wharf, Boston, Massachusetts 02110.
By Jennison Associates LLC, the subadviser to the Capital Appreciation Fund, at its offices at 466 Lexington Avenue, New York, NY 10017.
By Legg Mason Capital Management, Inc., the subadviser to the Core Equity Fund, at its offices at 100 Light Street, Baltimore, Maryland 21202.
By Lord Abbett & Co., the subadviser to the Mid Cap Value Fund and the All Cap Value Fund, at its offices at 90 Hudson Street, Jersey City, New Jersey 07302-3973.
By Marsico Capital Management, LLC , the subadviser for the International Opportunities Fund, at its offices at 1200 17th Street, Denver, Colorado 80202.

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By MFC Global Investment Management (U.S.), LLC, the subadviser to the Absolute Return Portfolios, Lifecycle Portfolios, Emerging Growth Fund, High Income Fund, Strategic Income Fund and the Active Bond Fund, at its offices at 101 Huntington Avenue, Boston, MA 02199-7603.
By MFC Global Investment Management (U.S.A.) Limited, the subadviser to the Lifestyle Portfolios, Lifecycle Portfolios, Index 500 Fund, Index Allocation Fund, Mid Cap Index Fund, Money Market Fund, Pacific Rim Fund, Quantitative All Cap Fund, Quantitative Mid Cap Fund, Quantitative Value Fund, Small Cap Index Fund, Total Stock Market Index Fund and the Absolute Return Portfolios, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5.
By Morgan Stanley Asset Management Inc., the subadviser of the Value Fund, at its offices at 1221 Avenue of the Americas, New York, New York 10020.
By Munder Capital Management, the subadviser to the Small Cap Opportunities Fund, at its offices at 480 Pierce Street, Birmingham, Michigan 48009.
By Pacific Investment Management Company LLC, the subadviser to the Real Return Fund, Global Bond Fund and the Total Return Fund, at its offices at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.
By Perimeter Capital Management LLC, the subadviser to Smaller Company Growth Fund, at its offices at Five Concourse Parkway, Suite 2725, Atlanta Georgia 30328.
By Pzena Investment Management, LLC, the subadviser to the Classic Value Fund, at its offices at 120 West 45th Street, New York, NY 10036.
By RCM Capital Management LLC, the subadviser to the Emerging Small Company Fund, at its offices at Four Embarcadero Center, San Francisco, CA 94111.
By RiverSource Investments, LLC, the subadviser to the Mid Cap Value Equity Fund, at its offices at 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474.
By SSgA Funds Management, Inc., the subadviser to the International Equity Index Fund, at its offices at One Lincoln Street, Boston, Massachusetts 02111.
By T. Rowe Price Associates, Inc., the subadviser to the Blue Chip Growth Fund, Equity-Income Fund, Health Science Fund, Mid Value Fund, Real Estate Equity Fund, Small Company Value Fund, Spectrum Income Fund and the Science & Technology Fund, at its offices at 100 East Pratt Street, Baltimore, MD 21202.
By Templeton Global Advisors Limited, the subadviser to the Global Fund, at its offices at Box N7759, Lyford Cay, Nassau, Bahamas.
By Templeton Investment Counsel, LLC, the subadviser to International Value Fund and the International Small Cap Fund, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.
By UBS Global Asset Management (Americas) Inc., the subadviser to the Large Cap Fund and the Global Allocation Fund, at its offices at 1 North Wacker Drive, Chicago, Illinois 60606.
By Wellington Management Company LLP, the subadviser to the Investment Quality Bond Fund, Mid Cap Stock Fund, Natural Resources Fund, Small Cap Growth Fund, Mid Cap Intersection Fund, Small Cap Value Fund and Technical Opportunities, at its offices at 75 State Street, Boston, Massachusetts 02109.
By Wells Capital Management Incorporated, the subadviser to the Core Bond Fund and the U.S. High Yield Bond Fund, at its offices at 525 Market St., San Francisco, California.
By Western Asset Management Company, the subadviser to the High Yield Fund, Strategic Bond Fund and the U.S. Government Securities Fund, at its offices at 385 East Colorado Boulevard, Pasadena, California 91101.

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ITEM 29. MANAGEMENT SERVICES
Not applicable.
ITEM 30. UNDERTAKINGS
Not applicable.

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Exhibit Index

(d)(1)(a)	Amendment dated December 19, 2008 to the Amended and Restated Advisory Agreement dated September 26, 2008.

(d)(1)(b)	Form of Amendment to the Amended and Restated Advisory Agreement dated September 26, 2008.

(d)(20)(D)	Amendment dated December 29, 2008 to Subadvisory Agreement dated April 28, 2006.

(d)(21)(K)	Amendment dated December 29, 2008 to Subadvisory Agreement dated October 17, 2005.

(d)(32)(D)	Amendment dated December 29, 2008 to Subadvisory Agreement dated October 17, 2005.

(d)(34)(E)	Form of Amendment to Subadvisory Agreement dated October 17, 2005 relating to Technical Opportunities Fund.

(h)(8)	Expense Limitation Agreement

(i)	Legal Opinion

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